Securities Act Registration No. 002-80348
Investment Company Act Registration No. 811-03599

As filed with the Securities and Exchange Commission on April 30, 2018

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 138	/ X /

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/ X /
Amendment No. 140	/ X /
(Check appropriate box or boxes)

THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151
(Address of principal executive offices)  (Zip Code)

(212) 508-4500
(Registrant’s Telephone Number, including Area Code)

Christopher D. Clark, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/     / immediately upon filing pursuant to paragraph (b)
/ X / on May 1, 2018 pursuant to paragraph (b)
/     / 60 days after filing pursuant to paragraph (a)(1)
/   / on (Date) pursuant to paragraph (a)(1)
/     / 75 days after filing pursuant to paragraph (a)(2)
/     / on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/     / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ___
Index to Exhibits is located on page:

May 1, 2018
Prospectus
Investment, Service, and Institutional Class Shares

	FUND	INVESTMENT	SERVICE	INSTITUTIONAL
	Royce Dividend Value Fund	RDVIX	RYDVX	RDIIX
	Royce Global Financial Services Fund	–	RYFSX	RGFIX
	Royce International Discovery Fund	–	ROIMX	–
	Royce International Premier Fund	RIPNX	RYIPX	n.a.[1]
	Royce Low-Priced Stock Fund	RLPHX	RYLPX	RLPIX
	Royce Micro-Cap Fund	RYOTX	RMCFX	–
	Royce Micro-Cap Opportunity Fund	ROSFX	ROSSX	–
	Royce Opportunity Fund	RYPNX	RYOFX	ROFIX
	Royce Pennsylvania Mutual Fund	PENNX	RYPFX	RPMIX
	Royce Premier Fund	RYPRX	RPFFX	RPFIX
	Royce Small-Cap Leaders Fund	ROHHX	RYOHX	n.a.[1]
	Royce Small-Cap Value Fund	RVVHX	RYVFX	RVFIX
	Royce Small/Mid-Cap Premier Fund	RHFHX	RGFAX	n.a.[1]
	Royce Smaller-Companies Growth Fund	RVPHX	RYVPX	RVPIX
	Royce Special Equity Fund	RYSEX	RSEFX	RSEIX
	Royce Special Equity Multi-Cap Fund	RSMCX	RSEMX	RMUIX
	Royce Total Return Fund	RYTRX	RYTFX	RTRIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.
[1]The class has not yet commenced operations and has yet to obtain a ticker symbol.

roycefunds.com

Royce Dividend Value Fund	2
Royce Global Financial Services Fund	5
Royce International Discovery Fund (formerly Royce International Micro-Cap Fund)	8
Royce International Premier Fund	11
Royce Low-Priced Stock Fund	14
Royce Micro-Cap Fund	17
Royce Micro-Cap Opportunity Fund	20
Royce Opportunity Fund	23
Royce Pennsylvania Mutual Fund	26
Royce Premier Fund	29
Royce Small-Cap Leaders Fund	32
Royce Small-Cap Value Fund	35
Royce Small/Mid-Cap Premier Fund	38
Royce Smaller-Companies Growth Fund	41
Royce Special Equity Fund	44
Royce Special Equity Multi-Cap Fund	47
Royce Total Return Fund	50
Financial Highlights	53
Royce’s Investment Universe	60
Investing in Foreign Securities	62
Management of the Funds	63
General Shareholder Information	66
Guide for Direct Shareholders	70

The Investment Class, Service Class, and Institutional Class, which is designed primarily for investment by or through foundations, endowments, retirement plans, similar institutions, and other eligible investors satisfying the minimum initial investment criteria for the Class, are offered without sales charges.

The Royce Fund Prospectus 2018 | 1

Royce Dividend Value Fund

Investment Goals
Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%	0.85%	0.85%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.28%	0.29%	1.94%

Total annual Fund operating expenses	1.13%	1.39%	2.79%

Fee waivers and/or expense reimbursements	-0.04%	-0.05%	-1.90%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.09%	1.34%	0.89%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.09%, 1.34%, and 0.89%, respectively, through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment, Service, and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$111	$136	$91

3 Years	$355	$435	$685

5 Years	$618	$756	$1,305

10 Years	$1,371	$1,664	$2,980

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2018

Royce Dividend Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of companies with stock market capitalizations up to $15 billion that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets and other indicators of financial strength. Royce also considers companies that it believes are well managed and/or have strong business prospects, as well as the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $15 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2500 Indexes, the Fund’s benchmark indexes. The Institutional Class commenced operations on September 4, 2012. Performance information prior to this date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

The Royce Fund Prospectus 2018 | 3

Royce Dividend Value Fund (concluded)

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	21.66	11.30	8.88
Return After Taxes on Distributions	17.88	8.82	7.52
Return After Taxes on Distributions and Sale of Fund Shares	15.17	8.58	7.04

Investment Class
Return Before Taxes	21.91	11.60	9.15

Institutional Class
Return Before Taxes	22.21	11.69	9.08

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2500 Index
(Reflects no deductions for fees, expenses, or taxes)	16.81	14.33	9.22

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager, and Portfolio Manager Jay S. Kaplan manages the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception; Mr. Kaplan has been portfolio manager with him since 2007.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2018

Royce Global Financial Services Fund

Investment Goal
Royce Global Financial Services Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	0.25%	0.00%

Other expenses	0.43%	0.44%

Acquired fund fees and expenses	0.09%	0.09%

Total annual Fund operating expenses	1.77%	1.53%

Fee waivers and/or expense reimbursements	-0.19%	-0.40%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.58%	1.13%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% and 1.04%, respectively, through April 30, 2019.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	SERVICE CLASS	INSTITUTIONAL CLASS

1 Year	$161	$115

3 Years	$539	$444

5 Years	$942	$796

10 Years	$2,068	$1,789

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 5

Royce Global Financial Services Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies that are “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, real estate investment trusts, real estate management and development companies, other financial intermediaries, and firms that primarily serve the financial services industry. Royce seeks to invest in securities that are trading below its estimate of their current worth. Royce focuses on companies that it believes have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return. Although the Fund normally focuses on securities of financial services companies with stock market capitalizations up to $5 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations.

Under normal market circumstances, the Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. As a result, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country or in a limited number of countries. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

The prices of equity securities of companies with stock market capitalizations up to $5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2017 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its finance sector and industry overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in financial services companies with market caps up to $5 billion.

6 | The Royce Fund Prospectus 2018

Royce Global Financial Services Fund (concluded)

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index, and the financial services sector of the Russell 2500 Index of small- and mid-cap companies. The Institutional Class commenced operations on January 5, 2016. Performance information prior to this date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 24.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.10% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes.) In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	22.46	14.12	7.69
Return After Taxes on Distributions	21.42	12.94	7.02
Return After Taxes on Distributions and Sale of Fund Shares	13.53	11.14	6.12

Institutional Class
Return Before Taxes	23.01	14.35	7.79

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2500 Financial Services Index
(Reflects no deductions for fees, expenses, or taxes)	10.50	15.18	8.18

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s portfolio manager, assisted by Portfolio Manager Chris E. Flynn. Mr. Royce has been the portfolio manager since the Fund’s inception, and Mr. Flynn has been assistant portfolio manager since 2005.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 7

Royce International Discovery Fund (formerly Royce International Micro-Cap Fund)

Investment Goal Royce International Discovery Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
SERVICE CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%

Distribution (12b-1) fees	0.25%

Other expenses	1.54%

Total annual Fund operating expenses	2.79%

Fee waivers and/or expense reimbursements	-1.35%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.44%

The information above reflects the Fund’s amended contractual management fee rate as of February 1, 2018. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.44% through April 30, 2019 and at or below 1.99% through April 30, 2028.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

SERVICE CLASS
1 Year	$147

3 Years	$571

5 Years	$1,022

10 Years	$2,273

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2018

Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $5 billion issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce generally focuses on companies that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets, other indicators of financial strength, business prospects, and the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $5 billion, and at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investment in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

The prices of securities with stock market capitalizations up to $5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index.

The Royce Fund Prospectus 2018 | 9

Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (concluded)

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 15.67% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -23.21% (quarter ended 9/30/11).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	SINCE INCEPTION (12/31/10)

Service Class
Return Before Taxes	27.72	9.32	4.84
Return After Taxes on Distributions	27.30	8.94	4.50
Return After Taxes on Distributions and Sale of Fund Shares	16.02	7.29	3.75

Russell Global ex-U.S. Small Cap Index (Reflects no deductions for fees, expenses, or taxes)	30.49	9.25	6.00

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James J. Harvey is the Fund’s portfolio manager. Mr. Harvey has been the Fund's portfolio manager since its inception.

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Service Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2018

Royce International Premier Fund

Investment Goal Royce International Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS*

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	2.00%	2.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.37%	0.40%	0.40%

Total annual Fund operating expenses	1.37%	1.65%	1.40%

Fee waivers and/or expense reimbursements	-0.18%	-0.21%	-0.36%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.44%	1.04%

*Based on estimated fees and expenses.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19%, 1.44%, and 1.04%, respectively, through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment, Service, and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$121	$147	$106

3 Years	$416	$500	$408

5 Years	$733	$877	$731

10 Years	$1,631	$1,937	$1,649

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 11

Royce International Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve considerably more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception

12 | The Royce Fund Prospectus 2018

Royce International Premier Fund (concluded)

(Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global ex-U.S. Small Cap Index, the Fund’s benchmark index. The Investment Class commenced operations on January 22, 2014. The Institutional Class had not commenced operations as of the date of this Prospectus. Performance information prior to this date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 14.77% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -20.37% (quarter ended 9/30/11).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	SINCE INCEPTION (12/31/10)

Service Class
Return Before Taxes	39.81	11.79	8.70
Return After Taxes on Distributions	39.55	11.10	8.17
Return After Taxes on Distributions and Sale of Fund Shares	22.71	9.17	6.81

Investment Class
Return Before Taxes	40.08	12.02	8.86

Russell Global ex-U.S. Small Cap Index
(Reflects no deductions for fees, expenses, or taxes)	30.49	9.25	6.00

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel is the Fund’s lead portfolio manager, and Portfolio Manager Mark Rayner manages the Fund with him. Mr. Nadel has been the portfolio manager since the Fund’s inception. Mr. Rayner became portfolio manager in 2016 and was previously assistant portfolio manager (2014-2015).

How to Purchase and Sell Fund Shares Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 13

Royce Low-Priced Stock Fund

Investment Goal Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.30%	0.27%	0.25%

Acquired fund fees and expenses	0.09%	0.09%	0.09%

Total annual Fund operating expenses	1.39%	1.61%	1.34%

Fee waivers and/or expense reimbursements	-0.06%	-0.03%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.33%	1.58%	1.34%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2019.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$135	$161	$136

3 Years	$434	$505	$425

5 Years	$755	$873	$734

10 Years	$1,663	$1,909	$1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2018

Royce Low-Priced Stock Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in low-priced equity securities of small- and micro-cap companies with stock market capitalizations up to $3 billion. Royce defines low-priced as those companies whose average cost per share in the Fund’s portfolio is less than $25. Royce uses multiple investment themes to invest in low-priced companies with solid fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. In selecting securities for the Fund, Royce generally uses a bottom-up approach.

Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of low-priced, small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small- and micro-cap companies, larger-cap companies, or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization, or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 26.63% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.89% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may

The Royce Fund Prospectus 2018 | 15

Royce Low-Priced Stock Fund (concluded)

differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	9.67	4.47	3.68
Return After Taxes on Distributions	8.03	1.25	1.76
Return After Taxes on Distributions and Sale of Fund Shares	6.76	3.16	2.82

Investment Class
Return Before Taxes	9.86	4.71	3.94

Institutional Class
Return Before Taxes	9.78	4.78	3.99

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James P. Stoeffel is the Fund’s portfolio manager, assisted by Portfolio Managers Brendan J. Hartman and Robert Kosowsky. Mr. Stoeffel was previously assistant portfolio manager (2013-2014). Mr. Hartman became assistant portfolio manager in 2016, and Mr. Kosowsky became assistant portfolio manager in 2018.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2018

Royce Micro-Cap Fund

Investment Goal
Royce Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%	1.25%

Distribution (12b-1) fees	0.00%	0.25%

Other expenses	0.26%	0.36%

Acquired fund fees and expenses	0.09%	0.09%

Total annual Fund operating expenses	1.60%	1.95%

Fee waivers and/or expense reimbursements	-0.02%	-0.25%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.58%	1.70%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% and 1.61%, respectively, through April 30, 2019.

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS
1 Year	$161	$173

3 Years	$503	$588

5 Years	$869	$1,029

10 Years	$1,898	$2,255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 17

Royce Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies with stock market capitalizations up to $1 billion. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with market caps up to $1 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark, and the Russell 2000 Index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 30.69% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.46% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts

18 | The Royce Fund Prospectus 2018

Royce Micro-Cap Fund (concluded)

are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Investment Class
Return Before Taxes	5.43	4.94	3.75
Return After Taxes on Distributions	3.58	2.66	2.26
Return After Taxes on Distributions and Sale of Fund Shares	4.55	3.66	2.84

Service Class [1]
Return Before Taxes	5.23	4.82	3.61

Russell Microcap Index
(Reflects no deductions for fees, expenses, or taxes)	13.17	14.29	7.68

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

1 Certain immaterial adjustments were made to the net assets of Royce Micro-Cap Fund at 12/31/17 for financial reporting purposes, and as a result the calendar year total returns based on those net asset values differ from the adjusted net values and calendar year total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James P. Stoeffel is the Fund’s lead portfolio manager, and Portfolio Manager Brendan J. Hartman manages the Fund with him. They are assisted by Portfolio Manager Robert Kosowsky. Mr. Stoeffel previously co-managed the Fund (2015). Mr. Hartman was previously assistant portfolio manager (2013-2015). Mr. Kosowsky became assistant portfolio manager in 2018.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 19

Royce Micro-Cap Opportunity Fund

Investment Goal
Royce Micro-Cap Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%

Other expenses	0.28%	2.11%

Total annual Fund operating expenses	1.28%	3.36%

Fee waivers and/or expense reimbursements	-0.04%	-1.87%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2019 and at or below 1.99% through April 30, 2028 for the Service Class.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS
1 Year	$126	$152

3 Years	$402	$576

5 Years	$698	$1,026

10 Years	$1,542	$2,277

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2018

Royce Micro-Cap Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in a limited number (generally less than 100) of equity securities of micro-cap companies with stock market capitalizations up to $1 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies.
   Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $1 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
   The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
   The Fund’s opportunistic approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index. The Service Class commenced operations on March 21, 2014. Performance information prior to this date is for the Investment Class. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).

   The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts

The Royce Fund Prospectus 2018 | 21

Royce Micro-Cap Opportunity Fund (concluded)

are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
			SINCE INCEPTION
	1 YEAR	5 YEAR	(8/31/10)

Investment Class[1]
Return Before Taxes	24.99	12.32	13.91
Return After Taxes on Distributions	22.61	11.47	12.72
Return After Taxes on Distributions and Sale of Fund Shares	16.00	9.69	11.00

Service Class[1]
Return Before Taxes	24.74	12.13	13.79

Russell Microcap Index
(Reflects no deductions for fees, expenses, or taxes)	13.17	14.29	15.24

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	15.19

[1]	Certain immaterial adjustments were made to the net assets of Royce Micro-Cap Opportunity Fund at 12/31/17 for financial reporting purposes, and as a result the calendar year total returns based on those net asset values differ from the adjusted net values and calendar year total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. William A. Hench is the Fund’s lead portfolio manager. Portfolio Manager Boniface A. Zaino manages the Fund with him. Mr. Hench has been portfolio manager since the Fund’s inception. Mr. Zaino became portfolio manager in 2016 and was previously assistant portfolio manager (2010-2015).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

   You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2018

Royce Opportunity Fund

Investment Goal
Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.18%	0.28%	0.07%

Total annual Fund operating expenses	1.18%	1.53%	1.07%

Fee waivers and/or expense reimbursements	0.00%	-0.04%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.18%	1.49%	1.07%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$120	$152	$109

3 Years	$375	$479	$340

5 Years	$649	$830	$590

10 Years	$1,432	$1,820	$1,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 23

Royce Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies with stock market capitalizations up to $3 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.
   Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund normally focuses on securities of companies with stock market capitalizations up to $3 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.
   Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
   The prices of small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
   The Fund’s opportunistic value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2000 Value Indexes, the Fund’s benchmark indexes. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 36.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.30% (quarter ended 12/31/08).

   The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

24 | The Royce Fund Prospectus 2018

Royce Opportunity Fund (concluded)

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Investment Class
Return Before Taxes	21.88	14.33	9.39
Return After Taxes on Distributions	17.99	11.53	7.79
Return After Taxes on Distributions and Sale of Fund Shares	15.38	11.01	7.38

Service Class
Return Before Taxes	21.46	13.98	9.09

Institutional Class
Return Before Taxes	22.02	14.45	9.51

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	7.84	13.01	8.17

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino is the Fund’s lead portfolio manager. Portfolio Manager William A. Hench manages the Fund with him. Mr. Zaino has been portfolio manager since 1998. Mr. Hench became portfolio manager in 2013 and was previously the Fund’s assistant portfolio manager (2004-2013).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

   The minimum initial investment for Institutional Class shares is $1,000,000.
   You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 25

Royce Pennsylvania Mutual Fund

Investment Goal
Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.76%	0.76%	0.76%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.16%	0.26%	0.07%

Total annual Fund operating expenses	0.92%	1.27%	0.83%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$94	$129	$85

3 Years	$293	$403	$265

5 Years	$509	$697	$460

10 Years	$1,131	$1,534	$1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2018

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies with stock market capitalizations up to $3 billion that it believes are trading below its estimate of their current worth. The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically tended to perform well in different market environments. These disciplines include investing in a “High Quality” approach—companies that Royce believes have competitive advantages and high returns on capital; a “Traditional Value” approach—companies that are currently out of favor, selling at what Royce deems to be low valuations; and a “Special Situations” approach—companies with complex structures that do not lend themselves to traditional valuation metrics, as well as other Royce approaches such as “Growth at a Reasonable Price” and “Deep Value.” The Fund’s portfolio managers generally focus on one or more of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager oversees investments across all segments.
   Normally, the Fund invests at least 65% of its net assets in equity securities of such small- and micro-cap companies. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
   The prices of small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
   To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
   Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class commenced operations on June 6, 2011. Performance information prior to this date is for the Investment Class. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 22.91% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.11% (quarter ended 12/31/08).

The Royce Fund Prospectus 2018 | 27

Royce Pennsylvania Mutual Fund (concluded)

   The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Investment Class
Return Before Taxes	16.24	11.83	7.77
Return After Taxes on Distributions	11.30	8.63	6.01
Return After Taxes on Distributions and Sale of Fund Shares	13.11	8.95	6.07

Service Class
Return Before Taxes	15.88	11.48	7.50

Institutional Class
Return Before Taxes	16.44	11.96	7.86

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan and Lauren A. Romeo manage the Fund with him. They are assisted by Portfolio Managers James P. Stoeffel, Chris E. Flynn, and Andrew S. Palen. Mr. Royce has been portfolio manager since 1972. Mr. Kaplan and Ms. Romeo became portfolio managers in 2016 and were previously assistant portfolio managers from 2003 and 2006, respectively, through 2015. Mr. Stoeffel and Mr. Flynn became assistant portfolio managers in 2017 while Mr. Palen became assistant portfolio manager in 2018.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

   The minimum initial investment for Institutional Class shares is $1,000,000.
   You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2018

Royce Premier Fund

Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%	0.99%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.17%	0.29%	0.10%

Total annual Fund operating expenses	1.16%	1.53%	1.09%

Fee waivers and/or expense reimbursements	0.00%	-0.04%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.16%	1.49%	1.09%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$118	$152	$111

3 Years	$368	$479	$347

5 Years	$638	$830	$601

10 Years	$1,409	$1,820	$1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 29

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies with stock market capitalizations up to $3 billion at the time of investment. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.
   N ormally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
    The prices of equity securities of companies with stock market capitalizations up to $3 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
   Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 21.96% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.95% (quarter ended 12/31/08).

   The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider

30 | The Royce Fund Prospectus 2018

Royce Premier Fund (concluded)

the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Investment Class
Return Before Taxes	23.77	11.68	8.78
Return After Taxes on Distributions	19.79	8.24	6.79
Return After Taxes on Distributions and Sale of Fund Shares	16.61	8.68	6.86

Service Class
Return Before Taxes	23.32	11.34	8.48

Institutional Class
Return Before Taxes	23.85	11.78	8.89

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle manage the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Ms. Romeo and Mr. McBoyle became portfolio managers in 2016. Ms. Romeo (2006-2015) and Mr. McBoyle (2014-2015) were previously the Fund’s assistant portfolio managers.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
   You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 31

Royce Small-Cap Leaders Fund

Investment Goal
Royce Small-Cap Leaders Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS*

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.24%	0.34%	0.24%

Total annual Fund operating expenses	1.24%	1.59%	1.24%

Fee waivers and/or expense reimbursements	0.00%	-0.10%	-0.20%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%	1.04%

*Based on estimated fees and expenses.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% and 1.04%, respectively, through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

1 Year	$126	$152	$106

3 Years	$393	$492	$374

5 Years	$681	$856	$662

10 Years	$1,500	$1,881	$1,482

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2018

Royce Small-Cap Leaders Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in a limited number (generally up to 100) of equity securities of small-cap companies with stock market capitalizations up to $3 billion. Royce selects securities of “leading” companies—those that in its view are trading at attractive valuations that also have excellent business strengths, strong balance sheets, and/or improved prospects for growth, as well as those with the potential for improvement in cash flow levels and internal rates of return.

  Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small-Cap Leaders Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

  The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

  Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

  Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 23.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.54% (quarter ended 9/30/11).

  The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2018 | 33

Royce Small-Cap Leaders Fund (concluded)

Annualized Total Returns As of 12/31/17 (%)	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	10.15	8.90	6.89
Return After Taxes on Distributions	6.24	5.45	4.91
Return After Taxes on Distributions and Sale of Fund Shares	8.83	6.61	5.37

Investment Class
Return Before Taxes	10.47	9.22	7.15

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Lauren A. Romeo is the Fund’s portfolio manager. She was previously the Fund’s co-manager (2013-2014), portfolio manager (2010-2013), and assistant portfolio manager (2006-2010).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2018

Royce Small-Cap Value Fund

Investment Goal
Royce Small-Cap Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.25%	0.26%	0.09%

Total annual Fund operating expenses	1.25%	1.51%	1.09%

Fee waivers and/or expense reimbursements	-0.01%	-0.02%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	1.49%	1.09%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 1.49%, respectively, through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$126	$152	$111

3 Years	$396	$475	$347

5 Years	$685	$822	$601

10 Years	$1,510	$1,800	$1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 35

Royce Small-Cap Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies with stock market capitalizations up to $3 billion that Royce believes are trading below its estimate of their current worth. Royce focuses on companies that it believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.

   Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $3 billion. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2017 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

  Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

  Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
  Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 22.83% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.16% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance

36 | The Royce Fund Prospectus 2018

Royce Small-Cap Value Fund (concluded)

information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	5.27	7.57	5.69
Return After Taxes on Distributions	4.35	5.07	4.26
Return After Taxes on Distributions and Sale of Fund Shares	3.71	5.50	4.36

Investment Class
Return Before Taxes	5.49	7.85	5.97

Institutional Class
Return Before Taxes	6.72	8.22	6.20

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jay S. Kaplan is the Fund’s portfolio manager. He has been portfolio manager since 2013 and was previously the Fund’s co-manager (2003-2012).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
  You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 37

Royce Small/Mid-Cap Premier Fund

Investment Goal
Royce Small/Mid-Cap Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS*

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Annual Trustee’s Fee—applies only to GiftShare Accounts	$50	$50	N/A

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%	0.85%	0.85%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.14%	0.22%	0.14%

Total annual Fund operating expenses	0.99%	1.32%	0.99%

Fee waivers and/or expense reimbursements	0.00%	0.00%	-0.10%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.99%	1.32%	0.89%

*Based on estimated fees and expenses.

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 0.89% through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$101	$134	$91

3 Years	$315	$418	$305

5 Years	$547	$723	$537

10 Years	$1,213	$1,590	$1,204

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

38 | The Royce Fund Prospectus 2018

Royce Small/Mid-Cap Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap and mid-cap companies with stock market capitalizations up to $15 billion. Royce looks for companies that it considers “premier”—those that it believes have sustainable, moat-like franchises, discernible competitive advantages, a history of prudent capital allocation, and opportunities to profitably reinvest excess cash flow.
Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $15 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small/Mid-Cap Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.
Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
  Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index of small- and mid-cap companies, the Fund’s benchmark index, and the Russell 2000 Index. The Institutional Class has not yet commenced operations. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 29.02% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.91% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2018 | 39

Royce Small/Mid-Cap Premier Fund (concluded)

Annualized Total Returns As of 12/31/17 (%)	1 YEAR	5 YEAR	10 YEAR

Service Class
Return Before Taxes	21.21	10.70	7.84
Return After Taxes on Distributions	17.81	8.50	6.55
Return After Taxes on Distributions and Sale of Fund Shares	14.70	8.13	6.17

Investment Class
Return Before Taxes	21.47	10.99	8.10

Russell 2500 Index
(Reflects no deductions for fees, expenses, or taxes)	16.81	14.33	9.22

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Steven G. McBoyle is the Fund’s portfolio manager. He has been portfolio manager since 2012 and was previously assistant portfolio manager (2011-2012).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40 | The Royce Fund Prospectus 2018

Royce Smaller-Companies Growth Fund

Investment Goal
Royce Smaller-Companies Growth Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.19%	0.24%	0.21%

Total annual Fund operating expenses	1.19%	1.49%	1.21%

Fee waivers and/or expense reimbursements	0.00%	0.00%	-0.13%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.19%	1.49%	1.08%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.08% through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$121	$152	$110

3 Years	$378	$471	$371

5 Years	$654	$813	$652

10 Years	$1,443	$1,779	$1,454

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 41

Royce Smaller-Companies Growth Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $7.5 billion that Royce believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.

    Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Smaller-Companies Growth Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

    The prices of equity securities of companies with stock market capitalizations up to $7.5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

    To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

    Royce’s estimate of a company’s growth prospects and/or current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 24.06% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -28.98% (quarter ended 12/31/08).

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

42 | The Royce Fund Prospectus 2018

Royce Smaller-Companies Growth Fund (concluded)

Annualized Total Returns As of 12/31/17 (%)	1 YEAR	5 YEAR	10 YEAR

Service Class Return Before Taxes	17.80	11.74	6.07
Return After Taxes on Distributions	12.85	7.66	4.05
Return After Taxes on Distributions and Sale of Fund Shares	13.97	8.71	4.54

Investment Class Return Before Taxes	18.20	11.97	6.34

Institutional Class Return Before Taxes	18.23	12.12	6.44

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III is the Fund’s portfolio manager. Mr. Skinner has been portfolio manager since 2007 and was previously the Fund’s co-manager (2003-2007).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
    You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 43

Royce Special Equity Fund

Investment Goal
Royce Special Equity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%	1.00%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.17%	0.25%	0.09%

Total annual Fund operating expenses	1.17%	1.50%	1.09%

Fee waivers and/or expense reimbursements	0.00%	-0.11%	0.00%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.17%	1.39%	1.09%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.39% through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$119	$142	$111

3 Years	$372	$463	$347

5 Years	$644	$808	$601

10 Years	$1,420	$1,781	$1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

44 | The Royce Fund Prospectus 2018

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies with stock market capitalizations up to $3 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

  Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 5% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

  T he prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2017 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

  The Fund’s intensive value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2000 Value Indexes, the Fund’s benchmark indexes. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 18.68% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -14.91% (quarter ended 12/31/08).

  The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2018 | 45

Royce Special Equity Fund (concluded)

Annualized Total Returns As of 12/31/17 (%)	1 YEAR	5 YEAR	10 YEAR

Investment Class Return Before Taxes	7.87	10.33	8.82
Return After Taxes on Distributions	5.75	8.01	7.34
Return After Taxes on Distributions and Sale of Fund Shares	6.13	7.86	7.02

Service Class Return Before Taxes	7.66	10.07	8.59

Institutional Class Return Before Taxes	7.96	10.43	8.93

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	7.84	13.01	8.17

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus is the Fund’s portfolio manager. He is assisted by Portfolio Manager Steven G. McBoyle. Mr. Dreifus has been portfolio manager since the Fund’s inception. Mr. McBoyle became assistant portfolio manager in 2014.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
  You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46 | The Royce Fund Prospectus 2018

Royce Special Equity Multi-Cap Fund

Investment Goal
Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%	0.85%	0.85%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.19%	0.29%	0.14%

Total annual Fund operating expenses	1.04%	1.39%	0.99%

Fee waivers and/or expense reimbursements	0.00%	-0.15%	-0.10%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.04%	1.24%	0.89%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Service and Institutional Classes’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.24% and 0.89%, respectively, through April 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$106	$126	$91

3 Years	$331	$425	$305

5 Years	$574	$746	$537

10 Years	$1,271	$1,656	$1,204

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 47

Royce Special Equity Multi-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

   The Fund is a “non-diversified” fund within the meaning of the Investment Company Act of 1940, which means it may invest a larger percentage of its assets in a single issuer or in a smaller number of issuers than a “diversified” fund. As of December 31, 2017, the Fund held less than 25 portfolio securities.

   Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in equity securities of companies of any stock market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in equity securities of mid- and larger-cap companies with stock market capitalizations of more than $5 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The prices of mid-cap securities are generally more volatile than those of larger-cap securities. In addition, because mid-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, the Fund is a “non-diversified” fund and held less than 25 portfolio securities as of December 31, 2017. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

  Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

  The Fund’s intensive value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 1, 2012, and the Institutional Class commenced operations on April 18, 2012. Performance information prior to these dates is for the Service Class. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 12.12% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -11.18% (quarter ended 9/30/15).

  The table also presents the impact of taxes on the Fund’s returns. (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income

48 | The Royce Fund Prospectus 2018

Royce Special Equity Multi-Cap Fund (concluded)

or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)	1 YEAR	5 YEAR	SINCE INCEPTION (12/31/10)

Service Class
Return Before Taxes	15.42	11.03	10.56
Return After Taxes on Distributions	14.72	9.84	9.65
Return After Taxes on Distributions and Sale of Fund Shares	9.28	8.59	8.41

Investment Class Return Before Taxes	15.77	11.31	10.77

Institutional Class Return Before Taxes	15.89	11.42	10.87

Russell 1000 Index (Reflects no deductions for fees, expenses, or taxes)	21.69	15.71	13.66

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus is the Fund’s portfolio manager. He is assisted by Portfolio Manager Steven G. McBoyle. Mr. Dreifus has been portfolio manager since the Fund’s inception. Mr. McBoyle became assistant portfolio manager in 2014.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
  You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 49

Royce Total Return Fund

Investment Goals
Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%	0.00%

Maximum deferred sales charge	0.00%	0.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%	0.00%

Redemption fee (as a percentage of amount redeemed on shares
held for less than 30 days)	1.00%	1.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%	0.99%

Distribution (12b-1) fees	0.00%	0.25%	0.00%

Other expenses	0.20%	0.24%	0.07%

Acquired fund fees and expenses	0.02%	0.02%	0.02%

Total annual Fund operating expenses	1.21%	1.50%	1.08%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	INVESTMENT CLASS	SERVICE CLASS	INSTITUTIONAL CLASS
1 Year	$123	$153	$110

3 Years	$384	$474	$343

5 Years	$665	$818	$595

10 Years	$1,466	$1,791	$1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

50 | The Royce Fund Prospectus 2018

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies with stock market capitalizations up to $3 billion that it believes are trading below its estimate of their current worth. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability. Each of the Fund’s portfolio managers manages segments of the Fund’s assets, while the Lead Portfolio Manager oversees investments across all segments.

   Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
  To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
   Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

The Royce Fund Prospectus 2018 | 51

Royce Total Return Fund (concluded)

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 17.40% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.16% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Investment Class
Return Before Taxes	13.65	12.30	7.98
Return After Taxes on Distributions	10.21	9.32	6.31
Return After Taxes on Distributions and Sale of Fund Shares	10.42	9.33	6.22

Service Class
Return Before Taxes	13.24	11.98	7.73

Institutional Class
Return Before Taxes	13.80	12.45	8.11

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Jay S. Kaplan manages the Fund with him. They are assisted by Portfolio Managers George Necakov and Chris E. Flynn. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager since 2011 and was previously assistant portfolio manager (2005-2011). Mr. Necakov became assistant portfolio manager in 2005, and Mr. Flynn became assistant portfolio manager in 2007.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Investment and Service Classes purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The minimum initial investment for Institutional Class shares is $1,000,000.
   You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52 | The Royce Fund Prospectus 2018

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

														Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Dividend Value Fund–Investment Class
2017	$7.18	$0.10	$1.43	$1.53	$(0.13)	$(1.02)	$–	$(1.15)	$–	$7.56	21.91%	$121,209	1.13%	1.13%	1.06%	1.24%	16%

2016	6.84	0.12	1.02	1.14	(0.11)	(0.69)	–	(0.80)	–	7.18	16.75	99,462	1.16	1.16	1.11	1.64	21

2015	8.12	0.12	(0.57)	(0.45)	(0.13)	(0.70)	–	(0.83)	–	6.84	(5.54)	116,053	1.24	1.24	1.22	1.49	14

2014	8.90	0.11	(0.29)	(0.18)	(0.10)	(0.50)	–	(0.60)	–	8.12	(1.90)	176,002	1.21	1.21	1.19	1.25	22

2013	7.29	0.09	2.15	2.24	(0.10)	(0.53)	–	(0.63)	–	8.90	31.23	211,589	1.21	1.21	1.21	1.13	36
Royce Dividend Value Fund–Service Class
2017	$7.33	$0.08	$1.46	$1.54	$(0.07)	$(1.04)	$–	$(1.11)	$–	$7.76	21.66%	$59,641	1.40%	1.39%	1.31%	1.04%	16%

2016	6.96	0.10	1.04	1.14	(0.08)	(0.69)	–	(0.77)	–	7.33	16.36	115,547	1.43	1.43	1.37	1.39	21

2015	8.22	0.10	(0.57)	(0.47)	(0.09)	(0.70)	–	(0.79)	–	6.96	(5.72)	167,165	1.49	1.49	1.47	1.25	14

2014	8.98	0.09	(0.29)	(0.20)	(0.06)	(0.50)	–	(0.56)	–	8.22	(2.14)	295,560	1.47	1.47	1.44	0.98	22

2013	7.35	0.07	2.16	2.23	(0.07)	(0.53)	–	(0.60)	–	8.98	30.74	407,599	1.48	1.48	1.46	0.87	36
Royce Dividend Value Fund–Institutional Class
2017	$7.09	$0.11	$1.42	$1.53	$(0.15)	$(1.01)	$–	$(1.16)	$–	$7.46	22.21%	$1,112	2.79%	2.79%	0.89%	1.43%	16%

2016	6.78	0.13	1.00	1.13	(0.13)	(0.69)	–	(0.82)	–	7.09	16.70	823	3.30	3.30	0.93	1.81	21

2015	8.09	0.17	(0.62)	(0.45)	(0.16)	(0.70)	–	(0.86)	–	6.78	(5.61)	658	1.11	1.11	1.04	1.60	14

2014	8.88	0.12	(0.29)	(0.17)	(0.12)	(0.50)	–	(0.62)	–	8.09	(1.76)	40,942	1.10	1.10	1.04	1.42	22

2013	7.28	0.11	2.14	2.25	(0.12)	(0.53)	–	(0.65)	–	8.88	31.46	31,236	1.11	1.11	1.04	1.29	36
Royce Global Financial Services Fund–Service Class
2017	$8.95	$0.10	$1.90	$2.00	$(0.23)	$(0.15)	$–	$(0.38)	$–	$10.57	22.46%	$47,197	1.68%	1.68%	1.49%	0.83%	19%

2016	7.99	0.11	0.92	1.03	(0.05)	(0.02)	–	(0.07)	–	8.95	12.93	43,629	1.67	1.67	1.49	1.25	37

2015	9.28	0.11	(0.55)	(0.44)	(0.11)	(0.74)	–	(0.85)	–	7.99	(4.71)	52,013	1.65	1.65	1.49	1.19	46

2014	9.68	0.09	0.22	0.31	(0.06)	(0.65)	–	(0.71)	–	9.28	3.45	53,707	1.68	1.68	1.49	0.91	41

2013	6.83	0.04	2.82	2.86	(0.02)	–	–	(0.02)	0.01	9.68	42.00	47,593	1.89	1.89	1.49	0.59	23
Royce Global Financial Services Fund–Institutional Class [a]
2017	$11.43	$0.15	$2.47	$2.62	$(0.27)	$(0.20)	$–	$(0.47)	$–	$13.58	23.01%	$8,608	1.44%	1.44%	1.04%	1.29%	19%

2016	10.00	0.18	1.36	1.54	(0.09)	(0.02)	–	(0.11)	–	11.43	15.41 [1]	6,474	1.85 [2]	1.85 [2]	1.04 [2]	1.82 [2]	37
Royce International Discovery Fund–Service Class
2017	$9.98	$0.09	$2.67	$2.76	$(0.17)	$–	$–	$(0.17)	$–	$12.57	27.72%	$7,953	3.04%	3.04%	1.64%	0.74%	90%

2016	9.54	0.07	0.53	0.60	(0.16)	–	–	(0.16)	–	9.98	6.33	6,060	3.35	3.35	1.64	0.68	113

2015	9.66	0.04	(0.14)	(0.10)	(0.02)	–	–	(0.02)	–	9.54	(0.99)	6,102	3.14	3.14	1.67	0.44	94

2014	10.04	0.06	(0.30)	(0.24)	(0.14)	–	–	(0.14)	–	9.66	(2.37)	6,410	3.51	3.51	1.69	0.82	91

2013	8.61	0.11	1.51	1.62	(0.20)	–	–	(0.20)	0.01	10.04	18.95	5,209	3.86	3.86	1.69	1.22	103
Royce International Premier Fund–Investment Class [b]
2017	$9.44	$(0.10)	$3.88	$3.78	$(0.15)	$–	$–	$(0.15)	$–	$13.07	40.08%	$103,032	1.37%	1.37%	1.19%	0.32%	41%

2016	9.82	0.10	(0.19)	(0.09)	(0.28)	(0.01)	–	(0.29)	–	9.44	(0.79)	19,556	1.59	1.59	1.19	0.96	67

2015	8.71	0.16	1.27	1.43	(0.32)	–	–	(0.32)	–	9.82	16.42	3,623	2.80	2.80	1.38	1.72	67

2014	10.00	0.03	(0.85)	(0.82)	(0.16)	(0.31)	–	(0.47)	–	8.71	(8.16)[1]	3,481	3.17 [2]	3.17 [2]	1.44 [2]	1.00 [2]	62

The Royce Fund Prospectus 2018 | 53

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

														Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce International Premier Fund–Service Class
2017	$11.24	$0.05	$4.42	$4.47	$(0.11)	$–	$–	$(0.11)	$–	$15.60	39.81%	$48,642	1.65%	1.65%	1.44%	0.28%	41%

2016	11.64	0.06	(0.19)	(0.13)	(0.26)	(0.01)	–	(0.27)	–	11.24	(1.06)	38,884	1.84	1.84	1.44	0.66	67

2015	10.28	(0.00)	1.66	1.66	(0.30)	–	–	(0.30)	–	11.64	16.22	9,015	2.65	2.65	1.60	1.10	67

2014	11.67	0.17	(1.13)	(0.96)	(0.12)	(0.31)	–	(0.43)	–	10.28	(8.22)	4,045	2.45	2.45	1.69	1.26	62

2013	10.01	0.10	1.73	1.83	(0.17)	–	–	(0.17)	–	11.67	18.31	9,470	2.82	2.82	1.69	1.09	51
Royce Low-Priced Stock Fund–Investment Class
2017	$8.26	$(0.00)	$0.80	$0.80	$(0.02)	$(0.55)	$–	$(0.57)	$–	$8.49	9.86%	$52,912	1.30%	1.30%	1.24%	0.12%	26%

2016	7.77	0.04	1.24	1.28	(0.06)	(0.73)	–	(0.79)	–	8.26	16.42	22,852	1.31	1.31	1.24	0.39	34

2015	9.46	0.00	(0.97)	(0.97)	–	(0.72)	–	(0.72)	–	7.77	(10.21)	28,732	1.28	1.28	1.24	0.03	53

2014	13.60	0.06	(0.58)	(0.52)	(0.01)	(3.61)	–	(3.62)	–	9.46	(3.15)	50,371	1.25	1.25	1.24	0.46	29

2013	13.83	0.05	1.71	1.76	(0.05)	(1.94)	–	(1.99)	–	13.60	13.17	88,568	1.37	1.37	1.24	0.18	16
Royce Low-Priced Stock Fund–Service Class
2017	$8.23	$(0.01)	$0.79	$0.78	$–	$(0.55)	$–	$(0.55)	$–	$8.46	9.67%	$209,369	1.52%	1.52%	1.49%	(0.13)%	26%

2016	7.75	0.02	1.23	1.25	(0.04)	(0.73)	–	(0.77)	–	8.23	16.09	281,873	1.52	1.52	1.49	0.14	34

2015	9.46	(0.02)	(0.97)	(0.99)	–	(0.72)	–	(0.72)	–	7.75	(10.42)	316,475	1.49	1.49	1.47	(0.20)	53

2014	13.62	0.03	(0.58)	(0.55)	–	(3.61)	–	(3.61)	–	9.46	(3.37)	520,905	1.55	1.55	1.49	0.21	29

2013	13.84	(0.00)	1.72	1.72	(0.00)	(1.94)	–	(1.94)	–	13.62	12.91	1,008,207	1.65	1.65	1.49	(0.02)	16
Royce Low-Priced Stock Fund–Institutional Class
2017	$8.28	$0.01	$0.78	$0.79	$–	$(0.55)	$–	$(0.55)	$–	$8.52	9.78%	$5,361	1.25%	1.25%	1.25%	0.10%	26%

2016	7.78	0.06	1.23	1.29	(0.06)	(0.73)	–	(0.79)	–	8.28	16.50	12,336	1.21	1.21	1.21	0.41	34

2015	9.46	0.01	(0.97)	(0.96)	(0.00)	(0.72)	–	(0.72)	–	7.78	(10.05)	39,004	1.11	1.11	1.11	0.14	53

2014	13.61	0.08	(0.58)	(0.50)	(0.04)	(3.61)	–	(3.65)	–	9.46	(3.01)	101,473	1.16	1.16	1.16	0.47	29

2013	13.84	0.05	1.71	1.76	(0.05)	(1.94)	–	(1.99)	–	13.61	13.20	345,983	1.22	1.22	1.22	0.26	16
Royce Micro-Cap Fund–Investment Class
2017	$11.92	$(0.03)	$0.66	$0.63	$(0.01)	$(0.90)	$–	$(0.91)	$–	$11.64	5.43%	$166,935	1.51%	1.51%	1.49%	(0.28)%	26%

2016	11.09	0.01	2.18	2.19	(0.06)	(1.30)	–	(1.36)	–	11.92	19.74	192,731	1.48	1.48	1.48	0.03	38

2015	14.47	0.02	(1.96)	(1.94)	–	(1.44)	–	(1.44)	–	11.09	(13.32)	219,272	1.51	1.51	1.51	0.15	41

2014	16.68	(0.08)	(0.65)	(0.73)	–	(1.48)	–	(1.48)	–	14.47	(4.13)	414,120	1.52	1.52	1.52	(0.49)	18

2013	14.78	(0.08)	3.19	3.11	(0.02)	(1.19)	–	(1.21)	–	16.68	21.29	650,773	1.53	1.53	1.53	(0.52)	22
Royce Micro-Cap Fund–Service Class
2017	$11.69	$(0.05)	$0.65	$0.60	$–	$(0.88)	$–	$(0.88)	$–	$11.41	5.32%	$13,880	1.86%	1.86%	1.61%	(0.40)%	26%

2016	10.90	(0.01)	2.15	2.14	(0.05)	(1.30)	–	(1.35)	–	11.69	19.59	17,343	1.83	1.83	1.61	(0.11)	38

2015	14.26	0.00	(1.92)	(1.92)	–	(1.44)	–	(1.44)	–	10.90	(13.37)	20,538	1.80	1.80	1.63	0.01	41

2014	16.48	(0.10)	(0.65)	(0.75)	–	(1.48)	–	(1.48)	0.01	14.26	(4.24)	38,645	1.77	1.77	1.66	(0.63)	18

2013	14.61	(0.10)	3.16	3.06	–	(1.19)	–	(1.19)	–	16.48	21.20	79,890	1.74	1.74	1.66	(0.66)	22

54 | The Royce Fund Prospectus 2018

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Micro-Cap Opportunity Fund–Investment Class
2017	$17.19	$(0.14)	$4.38	$4.24	$–	$(1.67)	$–	$(1.67)	$–	$19.76	24.92%	$45,992	1.28%	1.28%	1.24%	(0.75)%	70%

2016	13.88	(0.08)	3.39	3.31	–	–	–	–	–	17.19	23.85	45,135	1.30	1.30	1.24	(0.55)	83

2015	16.52	(0.09)	(2.55)	(2.64)	–	(0.00)	–	(0.00)	–	13.88	(15.98)	34,437	1.39	1.39	1.25	(0.58)	105

2014	17.93	(0.11)	(0.81)	(0.92)	–	(0.51)	–	(0.51)	0.02	16.52	(4.97)	18,221	1.56	1.56	1.28	(0.60)	131

2013	12.81	(0.13)	5.79	5.66	–	(0.55)	–	(0.55)	0.01	17.93	44.61	17,461	1.78	1.78	1.29	(0.80)	129

Royce Micro-Cap Opportunity Fund–Service Class [c]
2017	$8.66	$(0.09)	$2.20	$2.11	$–	$(0.84)	$–	$(0.84)	$–	$9.93	24.61%	$1,130	3.36%	3.36%	1.49%	(1.00)%	70%

2016	7.01	(0.06)	1.71	1.65	–	–	–	–	–	8.66	23.54	995	3.37	3.37	1.49	(0.81)	83

2015	8.37	(0.07)	(1.29)	(1.36)	–	(0.00)	–	(0.00)	–	7.01	(16.24)	1,212	3.22	3.22	1.51	(0.86)	105

2014	10.00	(0.04)	(1.11)	(1.15)	–	(0.51)	–	(0.51)	0.03	8.37	(11.11)[1]	939	10.50 [2]	10.50 [2]	1.53 [2]	(0.65)[2]	131

Royce Opportunity Fund–Investment Class
2017	$12.85	$(0.04)	$2.79	$2.75	$–	$(2.02)	$–	$(2.02)	$–	$13.58	21.88%	$805,660	1.18%	1.18%	1.18%	(0.28)%	43%

2016	10.57	(0.02)	3.19	3.17	–	(0.89)	–	(0.89)	–	12.85	29.86	751,184	1.19	1.19	1.19	(0.18)	26

2015	13.46	(0.03)	(1.80)	(1.83)	–	(1.06)	–	(1.06)	–	10.57	(13.57)	746,052	1.17	1.17	1.17	(0.27)	27

2014	15.54	(0.05)	(0.09)	(0.14)	–	(1.94)	–	(1.94)	–	13.46	(0.48)	1,284,044	1.14	1.14	1.14	(0.30)	36

2013	11.95	(0.05)	5.18	5.13	–	(1.54)	–	(1.54)	–	15.54	43.50	1,426,214	1.16	1.16	1.16	(0.36)	39

Royce Opportunity Fund–Service Class
2017	$12.02	$(0.08)	$2.61	$2.53	$–	$(1.89)	$–	$(1.89)	$–	$12.66	21.46%	$96,663	1.53%	1.53%	1.49%	(0.61)%	43%

2016	9.95	(0.05)	3.01	2.96	–	(0.89)	–	(0.89)	–	12.02	29.61	73,517	1.53	1.53	1.49	(0.48)	26

2015	12.80	(0.07)	(1.72)	(1.79)	–	(1.06)	–	(1.06)	–	9.95	(13.96)	100,918	1.49	1.49	1.49	(0.59)	27

2014	14.92	(0.09)	(0.09)	(0.18)	–	(1.94)	–	(1.94)	–	12.80	(0.74)	155,085	1.47	1.47	1.47	(0.64)	36

2013	11.55	(0.09)	5.00	4.91	–	(1.54)	–	(1.54)	–	14.92	43.10	208,237	1.47	1.47	1.47	(0.67)	39

Royce Opportunity Fund–Institutional Class
2017	$13.08	$(0.02)	$2.84	$2.82	$–	$(2.06)	$–	$(2.06)	$–	$13.84	22.02%	$639,057	1.07%	1.07%	1.07%	(0.17)%	43%

2016	10.74	(0.01)	3.24	3.23	–	(0.89)	–	(0.89)	–	13.08	29.94	583,975	1.07	1.07	1.07	(0.06)	26

2015	13.64	(0.02)	(1.82)	(1.84)	–	(1.06)	–	(1.06)	–	10.74	(13.46)	600,945	1.05	1.05	1.05	(0.15)	27

2014	15.71	(0.03)	(0.10)	(0.13)	–	(1.94)	–	(1.94)	–	13.64	(0.41)	799,131	1.03	1.03	1.03	(0.20)	36

2013	12.06	(0.03)	5.23	5.20	(0.01)	(1.54)	–	(1.55)	–	15.71	43.69	853,886	1.03	1.03	1.03	(0.23)	39

Royce Pennsylvania Mutual Fund–Investment Class
2017	$11.02	$0.06	$1.68	$1.74	$(0.06)	$(2.18)	$–	$(2.24)	$–	$10.52	16.24%	$1,622,523	0.92%	0.92%	0.92%	0.47%	27%

2016	9.33	0.07	2.41	2.48	(0.04)	(0.75)	–	(0.79)	–	11.02	26.47	1,671,848	0.92	0.92	0.92	0.60	18

2015	13.00	0.09	(1.58)	(1.49)	(0.10)	(2.08)	–	(2.18)	–	9.33	(11.43)	1,925,419	0.92	0.92	0.92	0.58	21

2014	14.73	0.06	(0.21)	(0.15)	(0.04)	(1.54)	–	(1.58)	–	13.00	(0.70)	3,869,579	0.91	0.91	0.91	0.35	21

2013	11.50	0.03	3.99	4.02	(0.00)	(0.79)	–	(0.79)	–	14.73	35.25	5,033,318	0.92	0.92	0.92	0.24	26

The Royce Fund Prospectus 2018 | 55

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets			Ratio of Net

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund–Service Class
2017	$11.03	$0.01	$1.69	$1.70	$–	$(2.17)	$–	$(2.17)	$–	$10.56	15.88%	$54,938	1.27%	1.27%	1.27%	0.07%	27%

2016	9.35	0.03	2.41	2.44	(0.01)	(0.75)	–	(0.76)	–	11.03	25.99	100,598	1.26	1.26	1.26	0.27	18

2015	12.96	0.05	(1.56)	(1.51)	(0.02)	(2.08)	–	(2.10)	–	9.35	(11.57)	102,341	1.23	1.23	1.23	0.29	21

2014	14.69	0.00	(0.19)	(0.19)	–	(1.54)	–	(1.54)	–	12.96	(1.04)	333,548	1.23	1.23	1.23	0.03	21

2013	11.51	(0.01)	3.98	3.97	–	(0.79)	–	(0.79)	–	14.69	34.77	591,534	1.25	1.25	1.25	(0.08)	26

Royce Pennsylvania Mutual Fund–Institutional Class
2017	$11.04	$0.09	$1.67	$1.76	$(0.07)	$(2.18)	$–	$(2.25)	$–	$10.55	16.44%	$53,367	0.83%	0.83%	0.83%	0.42%	27%

2016	9.34	0.09	2.41	2.50	(0.05)	(0.75)	–	(0.80)	–	11.04	26.65	245,009	0.83	0.83	0.83	0.63	18

2015	13.02	0.11	(1.60)	(1.49)	(0.11)	(2.08)	–	(2.19)	–	9.34	(11.34)	498,374	0.81	0.81	0.81	0.68	21

2014	14.75	0.07	(0.20)	(0.13)	(0.06)	(1.54)	–	(1.60)	–	13.02	(0.58)	802,517	0.79	0.79	0.79	0.48	21

2013	11.52	0.05	3.99	4.04	(0.02)	(0.79)	–	(0.81)	–	14.75	35.34	818,212	0.79	0.79	0.79	0.40	26

Royce Premier Fund–Investment Class
2017	$15.51	$0.00	$3.63	$3.63	$(0.02)	$(2.52)	$–	$(2.54)	$–	$16.60	23.77%	$1,978,847	1.16%	1.16%	1.16%	0.00%	8%

2016	14.28	0.06	3.25	3.31	(0.04)	(2.04)	–	(2.08)	–	15.51	23.00	1,768,580	1.16	1.16	1.16	0.35	15

2015	19.72	0.13	(2.11)	(1.98)	(0.13)	(3.33)	–	(3.46)	–	14.28	(9.90)	2,015,905	1.13	1.13	1.13	0.49	13

2014	22.11	0.08	(0.32)	(0.24)	(0.08)	(2.07)	–	(2.15)	–	19.72	(0.86)	4,097,961	1.10	1.10	1.10	0.34	9

2013	19.16	0.00	5.22	5.22	–	(2.27)	–	(2.27)	–	22.11	27.73	5,096,793	1.09	1.09	1.09	0.02	11

Royce Premier Fund–Service Class
2017	$15.13	$(0.06)	$3.53	$3.47	$–	$(2.45)	$–	$(2.45)	$–	$16.15	23.32%	$54,557	1.53%	1.53%	1.49%	(0.34)%	8%

2016	13.98	0.00	3.19	3.19	–	(2.04)	–	(2.04)	–	15.13	22.63	46,550	1.50	1.50	1.49	0.02	15

2015	19.33	0.06	(2.04)	(1.98)	(0.04)	(3.33)	–	(3.37)	–	13.98	(10.13)	61,969	1.44	1.43	1.43	0.23	13

2014	21.70	0.01	(0.31)	(0.30)	–	(2.07)	–	(2.07)	–	19.33	(1.16)	172,810	1.38	1.38	1.38	0.05	9

2013	18.89	(0.07)	5.15	5.08	–	(2.27)	–	(2.27)	–	21.70	27.39	318,860	1.38	1.38	1.38	(0.33)	11

Royce Premier Fund–Institutional Class
2017	$15.72	$0.01	$3.68	$3.69	$(0.03)	$(2.56)	$–	$(2.59)	$–	$16.82	23.85%	$250,119	1.09%	1.09%	1.09%	0.07%	8%

2016	14.44	0.08	3.30	3.38	(0.06)	(2.04)	–	(2.10)	–	15.72	23.20	250,826	1.07	1.07	1.07	0.44	15

2015	19.91	0.16	(2.14)	(1.98)	(0.16)	(3.33)	–	(3.49)	–	14.44	(9.82)	294,477	1.02	1.02	1.02	0.60	13

2014	22.31	0.12	(0.34)	(0.22)	(0.11)	(2.07)	–	(2.18)	–	19.91	(0.79)	594,463	0.98	0.98	0.98	0.45	9

2013	19.30	0.03	5.25	5.28	–	(2.27)	–	(2.27)	–	22.31	27.85	989,100	0.98	0.98	0.98	0.13	11

Royce Small-Cap Leaders Fund–Investment Class
2017	$7.12	$0.05	$0.66	$0.71	$(0.05)	$(1.11)	$–	$(1.16)	$–	$6.67	10.47%	$43,875	1.24%	1.24%	1.24%	0.62%	74%

2016	6.28	0.05	1.58	1.63	(0.06)	(0.73)	–	(0.79)	–	7.12	25.84	48,128	1.23	1.23	1.23	0.62	65

2015	8.74	0.03	(1.09)	(1.06)	(0.04)	(1.36)	–	(1.40)	–	6.28	(12.21)	50,410	1.24	1.24	1.24	0.40	64

2014	10.11	(0.00)	(0.32)	(0.32)	–	(1.05)	–	(1.05)	–	8.74	(2.95)	68,898	1.22	1.22	1.22	(0.03)	39

2013	8.85	(0.00)	2.71	2.71	(0.03)	(1.42)	–	(1.45)	–	10.11	31.24	60,156	1.20	1.20	1.20	(0.07)	31

56 | The Royce Fund Prospectus 2018

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Small-Cap Leaders Fund–Service Class
2017	$7.03	$0.03	$0.66	$0.69	$(0.03)	$(1.10)	$–	$(1.13)	$–	$6.59	10.15%	$38,864	1.59%	1.59%	1.49%	0.31%	74%

2016	6.21	0.03	1.56	1.59	(0.04)	(0.73)	–	(0.77)	–	7.03	25.51	50,523	1.58	1.58	1.49	0.37	65

2015	8.65	0.02	(1.09)	(1.07)	(0.01)	(1.36)	–	(1.37)	–	6.21	(12.50)	57,729	1.54	1.54	1.49	0.18	64

2014	10.05	(0.04)	(0.31)	(0.35)	–	(1.05)	–	(1.05)	–	8.65	(3.26)	149,736	1.52	1.52	1.50	(0.39)	39

2013	8.81	(0.04)	2.70	2.66	(0.00)	(1.42)	–	(1.42)	–	10.05	30.85	231,879	1.50	1.50	1.48	(0.36)	31
Royce Small-Cap Value Fund–Investment Class
2017	$10.03	$0.04	$0.50	$0.54	$(0.06)	$(0.35)	$–	$(0.41)	$–	$10.16	5.49%	$66,094	1.26%	1.25%	1.24%	0.44%	61%

2016	8.74	0.08	1.79	1.87	(0.08)	(0.50)	–	(0.58)	–	10.03	21.37	72,863	1.24	1.24	1.24	0.72	56

2015	11.81	0.10	(1.43)	(1.33)	(0.09)	(1.65)	–	(1.74)	–	8.74	(11.25)	77,821	1.23	1.23	1.23	0.69	60

2014	13.52	0.04	(0.05)	(0.01)	(0.03)	(1.67)	–	(1.70)	–	11.81	0.27	140,163	1.18	1.18	1.18	0.32	38

2013	11.37	0.02	3.13	3.15	(0.03)	(0.97)	–	(1.00)	–	13.52	28.06	196,854	1.21	1.21	1.21	0.11	51
Royce Small-Cap Value Fund–Service Class
2017	$9.98	$0.02	$0.50	$0.52	$(0.03)	$(0.35)	$–	$(0.38)	$–	$10.12	5.27%	$152,232	1.51%	1.51%	1.49%	0.17%	61%

2016	8.70	0.05	1.79	1.84	(0.06)	(0.50)	–	(0.56)	–	9.98	21.06	213,067	1.49	1.49	1.48	0.48	56

2015	11.76	0.06	(1.41)	(1.35)	(0.06)	(1.65)	–	(1.71)	–	8.70	(11.51)	252,814	1.48	1.48	1.48	0.45	60

2014	13.48	0.01	(0.06)	(0.05)	–	(1.67)	–	(1.67)	–	11.76	(0.02)	477,999	1.45	1.45	1.45	0.04	38

2013	11.34	(0.02)	3.13	3.11	–	(0.97)	–	(0.97)	–	13.48	27.76	680,674	1.48	1.48	1.48	(0.17)	51
Royce Small-Cap Value Fund–Institutional Class
2017	$10.03	$0.07	$0.59	$0.66	$(0.02)	$(0.35)	$–	$(0.37)	$–	$10.32	6.72%	$3,658	1.09%	1.09%	1.09%	0.53%	61%

2016	8.74	0.10	1.79	1.89	(0.10)	(0.50)	–	(0.60)	–	10.03	21.54	127,741	1.08	1.08	1.08	0.86	56

2015	11.81	0.10	(1.40)	(1.30)	(0.12)	(1.65)	–	(1.77)	–	8.74	(11.05)	148,652	1.06	1.06	1.06	0.83	60

2014	13.53	0.06	(0.06)	0.00	(0.05)	(1.67)	–	(1.72)	–	11.81	0.35	196,543	1.05	1.05	1.05	0.46	38

2013	11.38	0.04	3.13	3.17	(0.05)	(0.97)	–	(1.02)	–	13.53	28.22	219,667	1.05	1.05	1.05	0.27	51
Royce Small/Mid-Cap Premier Fund–Investment Class
2017	$14.64	$0.05	$3.05	$3.10	$(0.03)	$(2.05)	$–	$(2.08)	$–	$15.66	21.47%	$81,549	0.99%	0.99%	0.99%	0.29%	54%

2016	12.87	0.04	2.30	2.34	(0.06)	(0.51)	–	(0.57)	–	14.64	18.12	88,378	1.02	1.02	1.02	0.22	67

2015	15.21	0.12	(1.09)	(0.97)	(0.11)	(1.26)	–	(1.37)	–	12.87	(6.33)	89,766	1.10	1.10	1.10	0.54	66

2014	16.24	0.10	(0.25)	(0.15)	(0.05)	(0.83)	–	(0.88)	–	15.21	(0.81)	160,558	1.09	1.09	1.09	0.66	35

2013	14.48	0.03	3.71	3.74	(0.05)	(1.93)	–	(1.98)	–	16.24	26.37	117,306	1.13	1.13	1.13	0.36	79
Royce Small/Mid-Cap Premier Fund–Service Class
2017	$14.60	$0.02	$3.03	$3.05	$–	$(2.04)	$–	$(2.04)	$–	$15.61	21.21%	$112,520	1.32%	1.32%	1.19%	0.10%	54%

2016	12.84	0.00	2.30	2.30	(0.03)	(0.51)	–	(0.54)	–	14.60	17.84	120,254	1.36	1.36	1.25	(0.01)	67

2015	15.17	0.05	(1.05)	(1.00)	(0.07)	(1.26)	–	(1.33)	–	12.84	(6.53)	120,381	1.46	1.46	1.35	0.31	66

2014	16.20	0.05	(0.25)	(0.20)	–	(0.83)	–	(0.83)	–	15.17	(1.14)	175,433	1.43	1.43	1.40	0.32	35

2013	14.45	0.00	3.68	3.68	(0.00)	(1.93)	–	(1.93)	–	16.20	25.99	223,533	1.45	1.45	1.42	0.02	79

The Royce Fund Prospectus 2018 | 57

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Smaller-Companies Growth Fund–Investment Class
2017	$11.22	$(0.09)	$2.08	$1.99	$–	$(2.28)	$–	$(2.28)	$–	$10.93	18.20%	$119,745	1.19%	1.19%	1.19%	(0.67)%	64%

2016	11.36	(0.05)	1.17	1.12	–	(1.26)	–	(1.26)	–	11.22	9.67	98,962	1.15	1.15	1.15	(0.41)	59

2015	14.36	(0.06)	(0.19)	(0.25)	–	(2.75)	–	(2.75)	–	11.36	(1.59)	139,979	1.32	1.32	1.24	(0.38)	45

2014	17.03	(0.07)	0.68	0.61	–	(3.28)	–	(3.28)	–	14.36	4.04	295,412	1.33	1.33	1.33	(0.40)	52

2013	13.90	(0.09)	4.57	4.48	(0.00)	(1.35)	–	(1.35)	–	17.03	32.59	244,269	1.37	1.37	1.37	(0.59)	45
Royce Smaller-Companies Growth Fund–Service Class
2017	$11.01	$(0.12)	$2.03	$1.91	$–	$(2.23)	$–	$(2.23)	$–	$10.69	17.80%	$228,008	1.49%	1.49%	1.47%	(0.96)%	64%

2016	11.20	(0.08)	1.15	1.07	–	(1.26)	–	(1.26)	–	11.01	9.37	284,640	1.51	1.51	1.49	(0.74)	59

2015	14.23	(0.08)	(0.20)	(0.28)	–	(2.75)	–	(2.75)	–	11.20	(1.82)	408,744	1.47	1.47	1.45	(0.58)	45

2014	16.93	(0.09)	0.67	0.58	–	(3.28)	–	(3.28)	–	14.23	3.89	572,899	1.44	1.44	1.42	(0.51)	52

2013	13.83	(0.11)	4.56	4.45	–	(1.35)	–	(1.35)	–	16.93	32.52	835,379	1.48	1.48	1.46	(0.69)	45
Royce Smaller-Companies Growth Fund–Institutional Class
2017	$11.35	$(0.09)	$2.11	$2.02	$–	$(2.31)	$–	$(2.31)	$–	$11.06	18.23%	$9,315	1.21%	1.21%	1.21%	(0.70)%	64%

2016	11.48	(0.05)	1.18	1.13	–	(1.26)	–	(1.26)	–	11.35	9.66	20,523	1.15	1.15	1.15	(0.41)	59

2015	14.46	(0.03)	(0.20)	(0.23)	–	(2.75)	–	(2.75)	–	11.48	(1.45)	39,763	1.10	1.10	1.10	(0.22)	45

2014	17.09	(0.03)	0.68	0.65	–	(3.28)	–	(3.28)	–	14.46	4.26	38,718	1.06	1.06	1.06	(0.16)	52

2013	13.94	(0.03)	4.57	4.54	(0.04)	(1.35)	–	(1.39)	–	17.09	32.99	142,923	1.07	1.07	1.07	(0.30)	45
Royce Special Equity Fund–Investment Class
2017	$22.02	$0.13	$1.56	$1.69	$(0.12)	$(1.80)	$–	$(1.92)	$–	$21.79	7.87%	$1,142,224	1.17%	1.17%	1.17%	0.54%	15%

2016	17.94	0.21	5.57	5.78	(0.21)	(1.49)	–	(1.70)	–	22.02	32.21	1,225,095	1.17	1.17	1.17	0.99	29

2015	22.86	0.22	(3.04)	(2.82)	(0.24)	(1.86)	–	(2.10)	–	17.94	(12.36)	1,098,106	1.15	1.15	1.15	0.80	15

2014	25.02	0.13	0.09	0.22	(0.12)	(2.26)	–	(2.38)	–	22.86	1.09	1,950,211	1.12	1.12	1.12	0.47	21

2013	21.13	0.03	6.09	6.12	(0.03)	(2.20)	–	(2.23)	–	25.02	29.36	2,510,346	1.13	1.13	1.13	0.13	28
Royce Special Equity Fund–Service Class
2017	$21.98	$0.08	$1.56	$1.64	$(0.07)	$(1.79)	$–	$(1.86)	$–	$21.76	7.66%	$108,001	1.50%	1.50%	1.39%	0.32%	15%

2016	17.92	0.16	5.56	5.72	(0.17)	(1.49)	–	(1.66)	–	21.98	31.92	128,102	1.50	1.50	1.39	0.77	29

2015	22.81	0.17	(3.03)	(2.86)	(0.17)	(1.86)	–	(2.03)	–	17.92	(12.55)	112,315	1.47	1.47	1.39	0.57	15

2014	24.97	0.06	0.09	0.15	(0.05)	(2.26)	–	(2.31)	–	22.81	0.80	233,791	1.44	1.44	1.39	0.20	21

2013	21.12	(0.03)	6.08	6.05	–	(2.20)	–	(2.20)	–	24.97	29.04	335,952	1.45	1.45	1.39	(0.13)	28
Royce Special Equity Fund–Institutional Class
2017	$21.84	$0.14	$1.55	$1.69	$(0.14)	$(1.78)	$–	$(1.92)	$–	$21.61	7.96%	$247,004	1.09%	1.09%	1.09%	0.60%	15%

2016	17.80	0.23	5.53	5.76	(0.23)	(1.49)	–	(1.72)	–	21.84	32.35	206,270	1.07	1.07	1.07	1.10	29

2015	22.71	0.33	(3.12)	(2.79)	(0.26)	(1.86)	–	(2.12)	–	17.80	(12.27)	208,952	1.04	1.04	1.04	1.02	15

2014	24.88	0.14	0.10	0.24	(0.15)	(2.26)	–	(2.41)	–	22.71	1.17	639,723	1.02	1.02	1.02	0.56	21

2013	21.02	0.06	6.06	6.12	(0.06)	(2.20)	–	(2.26)	–	24.88	29.51	700,200	1.01	1.01	1.01	0.26	28

58 | The Royce Fund Prospectus 2018

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Special Equity Multi-Cap Fund–Investment Class
2017	$13.90	$0.14	$2.04	$2.18	$(0.15)	$(0.30)	$–	$(0.45)	$–	$15.63	15.77%	$41,081	1.04%	1.04%	0.99%	0.96%	28%

2016	12.34	0.17	1.55	1.72	(0.16)	–	–	(0.16)	–	13.90	13.92	34,858	1.02	1.02	0.97	1.15	50

2015	15.55	0.40	(2.48)	(2.08)	(0.35)	(0.78)	–	(1.13)	–	12.34	(13.40)	43,999	1.01	1.01	0.99	1.49	31

2014	14.92	0.10	1.30	1.40	(0.11)	(0.66)	–	(0.77)	–	15.55	9.53	123,545	0.97	0.97	0.96	0.95	39

2013	11.64	0.12	4.11	4.23	(0.12)	(0.83)	–	(0.95)	–	14.92	36.62	62,387	1.16	1.16	1.15	0.93	44
Royce Special Equity Multi-Cap Fund–Service Class
2017	$13.95	$0.12	$2.02	$2.14	$(0.10)	$(0.30)	$–	$(0.40)	$–	$15.69	15.42%	$24,182	1.39%	1.39%	1.24%	0.68%	28%

2016	12.38	0.13	1.57	1.70	(0.13)	–	–	(0.13)	–	13.95	13.69	37,495	1.34	1.34	1.23	0.89	50

2015	15.60	0.26	(2.39)	(2.13)	(0.31)	(0.78)	–	(1.09)	–	12.38	(13.64)	47,630	1.29	1.29	1.23	1.21	31

2014	14.96	0.10	1.27	1.37	(0.07)	(0.66)	–	(0.73)	–	15.60	9.28	94,878	1.34	1.34	1.24	0.66	39

2013	11.68	0.09	4.12	4.21	(0.10)	(0.83)	–	(0.93)	–	14.96	36.26	78,233	1.61	1.61	1.38	0.69	44
Royce Special Equity Multi-Cap Fund–Institutional Class
2017	$13.89	$0.17	$2.03	$2.20	$(0.17)	$(0.30)	$–	$(0.47)	$–	$15.62	15.89%	$38,706	0.99%	0.99%	0.89%	1.06%	28%

2016	12.33	0.16	1.57	1.73	(0.17)	–	–	(0.17)	–	13.89	14.04	37,339	0.99	0.99	0.89	1.22	50

2015	15.56	0.34	(2.41)	(2.07)	(0.38)	(0.78)	–	(1.16)	–	12.33	(13.32)	36,864	0.94	0.94	0.89	1.56	31

2014	14.92	0.12	1.30	1.42	(0.12)	(0.66)	–	(0.78)	–	15.56	9.64	75,941	0.93	0.93	0.89	1.01	39

2013	11.64	0.15	4.10	4.25	(0.14)	(0.83)	–	(0.97)	–	14.92	36.73	48,063	1.10	1.10	1.04	1.02	44
Royce Total Return Fund–Investment Class
2017	$13.68	$0.14	$1.67	$1.81	$(0.12)	$(1.79)	$–	$(1.91)	$–	$13.58	13.65%	$1,550,893	1.19%	1.19%	1.19%	1.00%	12%

2016	11.91	0.15	2.93	3.08	(0.22)	(1.09)	–	(1.31)	–	13.68	25.86	1,835,927	1.19	1.19	1.19	1.08	16

2015	14.74	0.17	(1.23)	(1.06)	(0.12)	(1.65)	–	(1.77)	–	11.91	(7.19)	1,850,309	1.15	1.15	1.15	1.18	11

2014	16.47	0.17	0.00	0.17	(0.28)	(1.62)	–	(1.90)	–	14.74	1.34	3,077,951	1.13	1.13	1.13	0.95	18

2013	13.63	0.16	4.24	4.40	(0.14)	(1.42)	–	(1.56)	–	16.47	32.76	3,657,904	1.13	1.13	1.13	1.00	21
Royce Total Return Fund–Service Class
2017	$13.98	$0.10	$1.69	$1.79	$(0.07)	$(1.82)	$–	$(1.89)	$–	$13.88	13.24%	$97,854	1.49%	1.48%	1.48%	0.72%	12%

2016	12.12	0.11	3.00	3.11	(0.16)	(1.09)	–	(1.25)	–	13.98	25.60	142,606	1.46	1.46	1.46	0.80	16

2015	14.98	0.13	(1.25)	(1.12)	(0.09)	(1.65)	–	(1.74)	–	12.12	(7.48)	137,594	1.43	1.43	1.43	0.90	11

2014	16.61	0.12	0.01	0.13	(0.14)	(1.62)	–	(1.76)	–	14.98	1.08	232,814	1.42	1.42	1.42	0.60	18

2013	13.72	0.11	4.27	4.38	(0.07)	(1.42)	–	(1.49)	–	16.61	32.38	493,111	1.48	1.48	1.48	0.68	21
Royce Total Return Fund–Institutional Class
2017	$13.52	$0.16	$1.64	$1.80	$(0.15)	$(1.77)	$–	$(1.92)	$–	$13.40	13.80%	$310,603	1.06%	1.06%	1.06%	1.13%	12%

2016	11.78	0.18	2.90	3.08	(0.25)	(1.09)	–	(1.34)	–	13.52	26.13	420,375	1.05	1.05	1.05	1.22	16

2015	14.61	0.18	(1.22)	(1.04)	(0.14)	(1.65)	–	(1.79)	–	11.78	(7.17)	374,555	1.03	1.03	1.03	1.28	11

2014	16.35	0.18	0.02	0.20	(0.32)	(1.62)	–	(1.94)	–	14.61	1.51	572,662	1.00	1.00	1.00	1.09	18

2013	13.55	0.18	4.21	4.39	(0.17)	(1.42)	–	(1.59)	–	16.35	32.93	621,447	1.00	1.00	1.00	1.15	21

[1]	Not annualized	[a]	The Class commenced operations on January 5, 2016.	[c]	The Class commenced operations on March 21, 2014.
[2]	Annualized	[b]	The Class commenced operations on January 22, 2014.

The Royce Fund Prospectus 2018 | 59

Royce’s Investment Universe

Investing in Small-Cap Companies
The large and diverse universe of small-cap companies available for investment by the Funds consists primarily of those with market capitalizations up to $3 billion. Certain Funds in this Prospectus may also invest in mid-cap and/or large-cap securities. Royce defines mid-cap as those companies with market caps between $3 billion and $15 billion. Large-cap is defined by Royce as those companies with market caps of more than $15 billion.

Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. The securities of such companies may also be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the Funds may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. In addition, the purchase or sale of more than a limited number of shares of the securities of a small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

Small-capitalization stocks are those issued by companies with market capitalizations up to $3 billion.

Within small-cap Royce further defines companies with market caps up to $1 billion as micro-cap, a segment that consisted of more than 2,800 U.S. companies at the end of 2017. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities with market caps of more than $1 billion and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading below Royce’s estimate of the company’s current worth, also involve increased risk.

As of December 31, 2017, there were more than 700 additional small-cap companies with market caps between $1 billion and $3 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. In general, mid-caps share many of the same characteristics as those companies with market caps between $1 billion and $3 billion. As a result, Royce may employ a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

The Funds may invest in other investment companies that invest in equity securities.
The Funds may also invest in foreign securities to varying degrees. For more information regarding investing in foreign securities, see page 62.

Investment Approaches
Royce’s portfolio managers use various methods primarily rooted in the valuation of each stock and evaluation of each company in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Low-Priced Stock, Micro-Cap, Micro-Cap Opportunity, Opportunity, and Smaller-Companies Growth Funds), or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
      Royce’s portfolio managers generally invest in equity securities of companies that are trading below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such

60 | The Royce Fund Prospectus 2018

companies. For these purposes, the term “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended, and includes (without limitation) common stocks, preferred stocks, convertible securities, warrants, and rights. In addition, seeking long-term growth of capital, Royce’s portfolio managers generally consider the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s valuation-based approaches to stock selection strive to reduce some of the other risks of investing in the securities of small-cap and/or mid-cap companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets. Royce Low-Priced Stock, Micro-Cap, Micro-Cap Opportunity, Opportunity, and Smaller-Companies Growth Funds may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk for Royce Dividend Value, Low-Priced Stock, Micro-Cap, Opportunity, Pennsylvania Mutual, and Total Return Funds by investing in a relatively larger number of issuers. On the other hand, Royce International Premier, Micro-Cap Opportunity, Premier, Small-Cap Leaders, Small/Mid-Cap Premier, and Special Equity Multi-Cap Funds generally, and certain other Funds may, invest a substantial portion of their assets in a limited number of issuers. This investment approach may involve considerably more risk to investors than a more broadly diversified portfolio of securities because it may be more susceptible to any single corporate, economic, regulatory, or market event.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

While there can be no assurance that these risk-averse approaches will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and mid-cap companies, whose businesses can be less diversified and whose securities exhibit substantially greater market price volatility than those of larger-cap companies. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-52.

Although Royce’s approaches to security selection seek to reduce downside risk to Fund portfolios, especially during periods of broad small-company stock market declines, they may also potentially have the effect of limiting gains in strong small-company up markets.

Temporary Investments
Each of the Funds may invest without limit in short-term fixed income securities for temporary defensive purposes. If a Fund should implement a temporary investment policy, such policy would be inconsistent with its investment goal and the Fund may not achieve its investment goal while that policy is in effect. Each Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

The Royce Fund Prospectus 2018 | 61

Investing in Foreign Securities

Royce defines “foreign” as those securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments. Each Fund may invest in securities of companies whose economic fortunes are linked to non-U.S. countries but that do not meet the Fund’s definition of a foreign security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to non-U.S. country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign securities.

The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies because the Funds do not intend to hedge their foreign currency exposure; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; possible difficulties in obtaining and/or enforcing legal judgments in foreign courts; restrictions or prohibitions on foreign investment, including prohibitions or restrictions on investments in specific industries or market sectors; limitations on the total amount or type of position in any single issue; possible imposition by foreign governments of prohibitions or substantial restrictions on foreign investments in their capital markets or in certain industries; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Developing (or emerging markets) countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Funds’ Statement of Additional Information). Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of each Fund’s assets denominated in such currencies because the Funds do not intend to hedge their foreign currency exposure. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

62 | The Royce Fund Prospectus 2018

Management of the Funds

Royce & Associates, LP (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151.

Charles Royce
Portfolio Manager

Founded Royce in 1972

Portfolio Manager for:
Royce Dividend Value Fund (Lead)
Royce Global Financial Services Fund
Royce Pennsylvania Mutual Fund (Lead)
Royce Premier Fund (Lead)
Royce Total Return Fund (Lead)

Christopher D. Clark Chief Executive Officer, President, Co-Chief Investment Officer Employed by Royce since 2007

Francis D. Gannon Co-Chief Investment Officer Employed by Royce since 2006

Boniface A. Zaino Portfolio Manager Employed by Royce since 1998 Portfolio Manager for: Royce Micro-Cap Opportunity Fund Royce Opportunity Fund (Lead)

Charles R. Dreifus Portfolio Manager Employed by Royce since 1998 Portfolio Manager for: Royce Special Equity Fund Royce Special Equity Multi-Cap Fund

Jay S. Kaplan Portfolio Manager Employed by Royce since 2000 Portfolio Manager for: Royce Dividend Value Fund Royce Pennsylvania Mutual Fund Royce Small-Cap Value Fund Royce Total Return Fund

William A. Hench Portfolio Manager Employed by Royce since 2002 Portfolio Manager for: Royce Micro-Cap Opportunity Fund (Lead) Royce Opportunity Fund

James A. (Chip) Skinner, III Portfolio Manager Employed by Royce since 2003 Portfolio Manager for: Royce Smaller-Companies Growth Fund

Lauren A. Romeo Portfolio Manager Employed by Royce since 2004 Portfolio Manager for: Royce Pennsylvania Mutual Fund Royce Premier Fund Royce Small-Cap Leaders Fund

Steven G. McBoyle
Portfolio Manager

Employed by Royce since 2007

Portfolio Manager for:
Royce Premier Fund
Royce Small/Mid-Cap Premier Fund

Assistant Portfolio Manager for:
Royce Special Equity Fund
Royce Special Equity Multi-Cap Fund

James P. Stoeffel
Portfolio Manager

Employed by Royce since 2009

Portfolio Manager for:
Royce Low-Priced Stock Fund
Royce Micro-Cap Fund (Lead)

Assistant Portfolio Manager for:
Royce Pennsylvania Mutual Fund

Previously Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Mr. Hartman (2008-2009) and a Portfolio Manager and Investment Policy Committee member at Cramer Rosenthal McGlynn (“CRM”) (2001-2008).

Brendan J. Hartman
Portfolio Manager

Employed by Royce since 2009

Portfolio Manager for:
Royce Micro-Cap Fund

Assistant Portfolio Manager for:
Royce Low-Priced Stock Fund

Previously Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Mr. Stoeffel (2008-2009) and a Portfolio Manager at CRM (2003-2008).

James J. Harvey Portfolio Manager Employed by Royce since 1999 Portfolio Manager for: Royce International Discovery Fund

David A. Nadel Portfolio Manager Employed by Royce since 2006 Portfolio Manager for: Royce International Premier Fund (Lead)

The Royce Fund Prospectus 2018 | 63

Mark Rayner, CA Portfolio Manager Employed by Royce since 2006 Portfolio Manager for: Royce International Premier Fund

Chris E. Flynn Portfolio Manager Employed by Royce since 1993 Assistant Portfolio Manager for: Royce Global Financial Services Fund Royce Pennsylvania Mutual Fund Royce Total Return Fund

George Necakov Portfolio Manager Employed by Royce since 1994 Assistant Portfolio Manager for: Royce Total Return Fund

Rob Kosowsky, CFA
Portfolio Manager

Employed by Royce since 2015

Assistant Portfolio Manager for:
Royce Low-Priced Stock Fund
Royce Micro-Cap Fund

Previously an Equity Analyst at Sidoti & Company (2002-2005 and 2009-April 2015) and a Research Analyst at OFI Institutional Asset Management (2008-2009).

Andrew S. Palen
Portfolio Manager

Employed by Royce since 2015

Assistant Portfolio Manager for:
Royce Pennsylvania Mutual Fund

Previously a Senior Analyst at Armistice Capital (2013-2015), a Summer Associate at UBS Global Management (2012), and an Associate at Comvest Partners (2008-2011).

Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, LLC (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Service Class of the Funds under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS at the annual rate of up to 0.25% of its average net assets. RFS will use these fees primarily to cover sales-related and account maintenance costs and to pay service and other fees to broker-dealers that introduce investors to the Service Class of these Funds. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 0.25% fee payable by the Service Class of any Fund if it closes to new investors.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Payments to third parties (each, a “financial intermediary”) may: (i) be substantial to any given financial intermediary, (ii) be more or less than the payments received by a financial intermediary with respect to other mutual funds, and (iii) exceed the costs and expenses incurred by the financial intermediary for any servicing activities in respect of the Funds. Revenue sharing arrangements are separately negotiated between Royce and/or its affiliates and the financial intermediaries receiving these payments.

Revenue sharing and shareholder servicing payments may influence financial intermediaries to recommend or sell a Fund over other mutual funds. You may ask your financial intermediary about these differing interests and how the financial intermediary and its employees and associated persons are compensated for administering your Fund investment. Revenue-sharing and shareholder servicing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.

For the year ended December 31, 2017, Royce made payments for distribution and/or administrative services related to the Investment and Service Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $1,273,068. More information about these arrangements can be found in the Funds’ Statement of Additional Information.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. DST Asset Manager Solutions, Inc. (“DST AMS”) is the Funds’ transfer agent.
64 | The Royce Fund Prospectus 2018

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver or expense reimbursements to cap the expense ratios for certain Fund share classes at specified levels as shown under each Fund’s respective “Fees and Expenses” table, are as follows:

Annual Rate of Fund’s Average Net Assets

Royce Dividend Value, Small/Mid-Cap Premier, and Special Equity Multi-Cap Funds
•	0.85% of the first $2,000,000,000
•	0.80% of the next $1,000,000,000
•	0.75% of the next $1,000,000,000
•	0.70% of any additional average net assets

Royce Global Financial Services, International Discovery, International Premier, Low Priced-Stock, Micro-Cap Opportunity, Opportunity, Premier, Small-Cap Leaders, Small-Cap Value, Smaller-Companies Growth, Special Equity, and Total Return Funds

•	1.00% of the first $2,000,000,000
•	0.95% of the next $1,000,000,000
•	0.90% of the next $1,000,000,000
•	0.85% of any additional average net assets

Royce Micro-Cap Fund
•	1.25% of the first $2,000,000,000
•	1.20% of the next $1,000,000,000
•	1.15% of the next $1,000,000,000
•	1.10% of any additional average net assets

Royce Pennsylvania Mutual Fund
•	1.00% of the first $50,000,000
•	0.875% of the next $50,000,000
•	0.75% of any additional average net assets

2017 Actual Net Fees (After waivers, paid to Royce on average net assets)
Royce Dividend Value Fund	0.78%

Royce Global Financial Services Fund	0.85%

Royce International Discovery Fund[1]	0.00%

Royce International Premier Fund	0.99%

Royce Low-Priced Stock Fund	1.00%

Royce Micro-Cap Fund	1.25%

Royce Micro-Cap Opportunity Fund	1.00%

Royce Opportunity Fund	1.00%

Royce Pennsylvania Mutual Fund	0.76%

Royce Premier Fund	0.99%

Royce Small-Cap Leaders Fund	1.00%

Royce Small-Cap Value Fund	1.00%

Royce Small/Mid-Cap Premier Fund	0.85%

Royce Smaller-Companies Growth Fund	1.00%

Royce Special Equity Fund	1.00%

Royce Special Equity Multi-Cap Fund	0.80%

Royce Total Return Fund	0.99%

[1]
The contractual management fee rate for the Fund became effective on February 1, 2018. The contractual fee rate prior to that date was 1.25% of the first $2,000,000,000, 1.20% of the next $1,000,000,000, 1.15% of the next $1,000,000,000, and 1.10% of any additional average net assets.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ 2017 Semiannual Report to Shareholders.

The Royce Fund Prospectus 2018 | 65

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of the Investment, Service, and Institutional Classes of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Fund shares, please see the Guide for Direct Shareholders, which begins on page 71.

Purchasing Shares
The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

Purchasing Investment and Service Class Shares

Minimum initial investments for shares purchased directly from The Royce Fund:[1]

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
[1]The minimum initial investment in GiftShare Accounts in the Service Class of Royce Small/Mid-Cap Premier Fund is $5,000.

Purchasing Institutional Class Shares

Minimum initial investments for shares purchased directly from The Royce Fund:	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through Retirement Plan Recordkeepers, investment minimums, commissions, fees, policies, and procedures may differ from those described in this Prospectus.

The minimum initial investment for Institutional Class shares of the Funds is not applicable to employer-sponsored Retirement Plans with plan level or omnibus accounts held on the books of a Fund. Retirement Plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. Retirement Plans do not include individual retirement vehicles such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. The exception to the minimum initial investment does not apply to retail nonretirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.

In addition to regular accounts, Royce Small/Mid-Cap Premier Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

The Royce Fund reserves the right to reinvest the proceeds from any dividends from net investment income, distributions from net realized capital gains, or redemptions of shares which a shareholder has chosen to receive by check if the check remains uncashed for more than 180 days. No interest will accrue on the amount of such uncashed checks, which will be reinvested in additional shares of the applicable Fund at the net asset value per share at the time of the reinvestment. If a shareholder has chosen to receive distributions in cash and a check remains uncashed for more than 180 days, subsequent dividends and distributions may be reinvested automatically in additional shares of the applicable Fund. In addition, a shareholder’s participation in an automatic withdrawal plan may be terminated if a check remains uncashed. These policies may be waived for closed accounts as well as for certain retirement or other qualified plans.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Fund has appointed an anti-money laundering compliance officer. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, Social Security or Taxpayer Identification Number, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your account may not be opened or your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this automatic redemption. If you need help completing your account application for direct investment in The Royce Funds please call Investor Services at (800) 221-4268.

66 | The Royce Fund Prospectus 2018

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements. Please see “Frequent Trading of Fund Shares” below.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of the Investment and Service Classes of shares of any Fund (2% for Royce International Discovery and International Premier Funds) that you held for less than 30 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the 30-day holding period, so that if you purchased a Fund’s shares on May 30, 2018, these shares would be subject to the fee if you were to redeem them prior to July 2, 2018.

You will incur no fee on shares that you acquire through distribution reinvestment. The redemption fee will apply to shares that you exchange into another Royce Fund (exchanges from GiftShare Accounts in Royce Small/Mid-Cap Premier Fund are not permitted). The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans, retirement plans, certain pre-approved group investment plans and charitable organizations, omnibus or similar account customers of certain pre-approved broker-dealers and other institutions, and GiftShare Accounts in Royce Small/Mid-Cap Premier Fund.

Other Redemption Information
The Funds will normally make redemptions in cash for shareholders who hold shares that are registered in their own name. Each Fund typically expects to send (via check, wire, or ACH) redemption payments to such shareholders within two business days after the transfer agent’s receipt of a redemption request in Good Order (as defined on page 72). For accounts held through financial intermediaries, the length of time that a Fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the financial intermediary and the Fund. For redemption proceeds for intermediary-held accounts that are paid either directly to you from a Fund or to your financial intermediary for transmittal to you, the Fund typically expects to make payments by wire, by ACH, or by issuing a check on the next business day following receipt of a redemption request in Good Order. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption request in Good Order. The financial intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed to be in the best interest of a Fund, redemption proceeds may take up to seven calendar days to be sent after receipt of a redemption request in Good Order. In addition, with respect to investors redeeming shares that were purchased by check or through ACH, redemption proceeds may not be sent until payment for the entire purchase is collected, which may take up to 15 calendar days.

The Funds typically expect to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. The Funds may use other methods to satisfy redemption requests, including using a line of credit or participating in an interfund lending program in reliance on exemptive relief from the Securities and Exchange Commission (the SEC). These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, The Royce Fund reserves the right to satisfy a shareholder’s redemption request under certain circumstances by effecting a redemption-in-kind through a pro rata distribution of a Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares). Redemption-in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. For these purposes, such securities will be valued at the same value assigned to them in calculating a Fund’s net asset value per share. If a Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, incur adverse tax consequences in connection with any such disposal, and receive less for them than the price at which they were valued for purposes of redemption.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below a Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

T he Royce Fund also may suspend redemption privileges or postpone payment for the Funds beyond seven days (1) for any period (A) during which the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by a Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders. The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

The Royce Fund Prospectus 2018 | 67

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

The Board of Trustees of The Royce Fund has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).

The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund either preceded or followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.

The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan, or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Net Asset Value Per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the NYSE (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable

68 | The Royce Fund Prospectus 2018

ratings, interest rates, and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.
The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar month end and remain available until the next month’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the SEC within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com for more details.

Dividends, Distributions, and Taxes
Royce Dividend Value and Total Return Funds pay any dividends from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains annually in December.

Unless you choose otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Long-term capital gains and qualifying dividends received by a Fund (generally dividends received from taxable domestic corporations) are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividends, such distributions will generally be eligible for taxation to non-corporate shareholders at the reduced rate, provided (in the case of qualifying dividends) that certain holding period and other requirements are met.

Selling or exchanging shares is a taxable event, and you may realize a taxable gain or loss. Each Fund will report the proceeds of your redemption(s) to you. The tax consequences of a redemption depend on your cost basis and holding period, so you should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund purchased on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of certain trusts and estates.

Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional Information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2018 | 69

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Investment, Service, and Institutional Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.

If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, LLC (RFS), the distributor of Fund shares, Royce & Associates, LP, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.

For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Small/Mid-Cap Premier Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit www.roycefunds.com to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.
Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:

The Royce Funds
c/o DST AMS
PO Box 219012
Kansas City, MO 64121-9012

by registered mail or overnight courier to:

The Royce Funds
c/o DST AMS
330 West 9th Street
Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online
You can set up an account online by visiting www.roycefunds.com and clicking on the Shareholder Login tab. Please note that GiftShare Accounts in Royce Small/Mid-Cap Premier Fund are not available for purchase online. (If you would like to invest in a GiftShare Account in this Fund, you may do so by mail.)

You can also download a Prospectus and Account Application from www.roycefunds.com.
Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o DST AMS (see mailing addresses above).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only and can accept new account requests from U.S. addresses only.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and Password. Once registered, you can login with your unique Username. You then have the ability to:

1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you.
3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]	Options 5, 6, and 7 are not available for GiftShare Accounts in Royce Small/Mid-Cap Premier Fund. Bank information must be established on your account prior to purchasing shares.

70 | The Royce Fund Prospectus 2018

DST Asset Manager Solutions, Inc. (“DST AMS”) DST AMS serves as the Funds’ transfer agent. State Street Bank and Trust Company is the custodian for securities, cash, and other assets of the Funds.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online
Once you have registered to access your account online, you can purchase Fund shares after logging in. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum). If your purchase request is received after the market closes (generally 4 p.m. Eastern time), it will receive the next business day’s NAV.

To pay by bank wire:
Payments for wire purchases ($500 minimum) must be received by the close of regular trading on the NYSE (generally 4 p.m. Eastern time).

Wiring instructions are:

State Street Bank and Trust Co., Inc.
ABA # 011000028
Credit DDA # 9904-712-8
Name of Royce Fund–Share Class
Account Number
Account Name

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund and Share Class in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o DST AMS (see mailing addresses on page 70).

Please note that the Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to the Fund Literature page on www.roycefunds.com, clicking on How to Invest at the foot of the page, and clicking Applications & Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the

The Royce Fund Prospectus 2018 | 71

Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.
•	The Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.
•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

•	The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone, and by mail. DST AMS will generally send the proceeds within two business days of receiving the request.
Redemptions from Royce-sponsored retirement plan accounts— IRA—and from accounts for which share certificates are outstanding must be made in writing.
Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Online
Once you have registered to access your account at www.roycefunds.com, login, and click the Fund you want to sell, and select Redeem from the Account Actions dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH. (This service is not available for GiftShare Accounts in Royce Small/Mid-Cap Premier Fund.)

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and DST AMS will mail a check to the address of record on the account. If your redemption request is received after the market closes (generally 4 p.m. Eastern time), it will receive the next business day’s NAV. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

By Mail
Mail your letter to The Royce Funds, c/o DST AMS (see page 70 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

In addition:
•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

•	Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
•	Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or contact us at www.roycefunds.com.

72 | The Royce Fund Prospectus 2018

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis generally on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Important Information About Redemptions
• Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 72 for processing information). The Funds reserve the right to revise or terminate telephone or online account access redemption privileges at any time.

•
Each Fund may suspend redemption privileges or postpone payment beyond seven days (1) for any period (A) during which the NYSE is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Funds of securities owned by them is not reasonably practicable or (B) it is not reasonably practicable for the Funds fairly to determine the value of their respective net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

•
Each Fund will normally make redemptions in cash, but reserves the right to satisfy a redemption request under certain circumstances by effecting a redemption-in-kind through a pro rata distribution of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares).

How to Exchange Shares
You may make exchanges between Royce Funds in the same class, as well as between Funds in the Investment and Service Classes. However, you must meet a Fund Class’s minimum initial investment when you open an account by exchange. Also, exchanges are not permitted to or from GiftShare Accounts in Royce Small/Mid-Cap Premier Fund.

You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Also, exchanges are subject to the Funds’ early redemption fee and are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o DST AMS.
As with selling shares, your request must be in Good Order (see How To Sell Shares for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

• Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com for more details.

Other Information

Certificates
The Royce Funds do not issue certificates. If a certificate is lost, stolen or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Small/Mid-Cap Premier Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.

The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 66), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.

In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

The Royce Fund Prospectus 2018 | 73

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By Mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By Telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 ISI-PRO-0518

May 1, 2018

Prospectus
Consultant and R Class Shares

	FUND	CONSULTANT	R
	Royce Dividend Value Fund	RDVCX	–
	Royce International Premier Fund	RINPX	–
	Royce Micro-Cap Fund	RYMCX	–
	Royce Opportunity Fund	ROFCX	ROFRX
	Royce Pennsylvania Mutual Fund	RYPCX	RPMRX
	Royce Premier Fund	RPRCX	RPRRX
	Royce Small-Cap Value Fund	RVFCX	RVVRX
	Royce Small/Mid-Cap Premier Fund	RYGCX	–
	Royce Smaller-Companies Growth Fund	RVPCX	–
	Royce Special Equity Fund	RSQCX	–
	Royce Special Equity Multi-Cap Fund	RSMLX	–
	Royce Total Return Fund	RYTCX	RTRRX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

roycefunds.com

Royce Dividend Value Fund	2
Royce International Premier Fund	5
Royce Micro-Cap Fund	8
Royce Opportunity Fund	11
Royce Pennsylvania Mutual Fund	14
Royce Premier Fund	17
Royce Small-Cap Value Fund	20
Royce Small/Mid-Cap Premier Fund	23
Royce Smaller-Companies Growth Fund	26
Royce Special Equity Fund	29
Royce Special Equity Multi-Cap Fund	32
Royce Total Return Fund	35
Financial Highlights	38
Royce’s Investment Universe	41
Investing in Foreign Securities	43
Management of the Funds	44
General Shareholder Information	46
Guide for Direct Shareholders	50

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers. R Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements.

The Royce Fund Prospectus 2018 | 1

Royce Dividend Value Fund

Investment Goals
Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%

Distribution (12b-1) fees	1.00%

Other expenses	1.41%

Total annual Fund operating expenses	3.26%

Fee waivers and/or expense reimbursements	-1.17%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.09%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.09% through April 30, 2019 and at or below 2.99% through April 30, 2028.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS
1 Year	$212

3 Years	$840

5 Years	$1,493

10 Years	$3,245

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2018

Royce Dividend Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of companies with stock market capitalizations up to $15 billion that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets and other indicators of financial strength. Royce also considers companies that it believes are well managed and/or have strong business prospects, as well as the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $15 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
   To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.
   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
   Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2500 Indexes, the Fund’s benchmark indexes. The Consultant Class commenced operations on March 21, 2014. Performance information prior to this date is for Service Class shares, not offered in this Prospectus. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher distribution expenses than the Service Class. If Consultant Class’s expenses had been reflected, total returns prior to March 21, 2014 would have been lower.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 22.51% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.49% (quarter ended 12/31/08).

The Royce Fund Prospectus 2018 | 3

Royce Dividend Value Fund (concluded)

   The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	20.71	10.63	8.55
Return After Taxes on Distributions	17.13	8.42	7.32
Return After Taxes on Distributions and Sale of Fund Shares	14.50	8.10	6.80

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2500 Index
(Reflects no deductions for fees, expenses, or taxes)	16.81	14.33	9.22

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager, and Portfolio Manager Jay S. Kaplan manages the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception; Mr. Kaplan has been portfolio manager with him since 2007.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2018

Royce International Premier Fund

Investment Goal
Royce International Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%

Distribution (12b-1) fees	1.00%

Other expenses	0.73%

Total annual Fund operating expenses	2.73%

Fee waivers and/or expense reimbursements	-0.54%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.19%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.19% through April 30, 2019.

Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS

1 Year	$222

3 Years	$796

5 Years	$1,397

10 Years	$3,021

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 5

Royce International Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve considerably more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized

6 | The Royce Fund Prospectus 2018

Royce International Premier Fund (concluded)

Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell ex-U.S. Small Cap Index, the Fund’s benchmark index. The Consultant Class commenced operations on February 26, 2016. Performance information prior to this date is for Service Class shares, not offered in this Prospectus. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher distribution expenses than the Service Class. If Consultant Class’s expenses had been reflected, total returns prior to February 26, 2016 would have been lower.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 14.77% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -20.37% (quarter ended 9/30/11).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	SINCE INCEPTION (12/31/10)

Consultant Class
Return Before Taxes	38.73	11.48	8.49
Return After Taxes on Distributions	38.66	10.88	8.01
Return After Taxes on Distributions and Sale of Fund Shares	21.97	8.94	6.65

Russell Global ex-U.S. Small Cap Index
(Reflects no deductions for fees, expenses, or taxes)	30.49	9.25	6.00

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. David A. Nadel is the lead portfolio manager, and Portfolio Manager Mark Rayner manages the Fund with him. Mr. Nadel has been the portfolio manager since the Fund’s inception. Mr. Rayner became portfolio manager in 2016 and was previously assistant portfolio manager (2014-2015).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 7

Royce Micro-Cap Fund

Investment Goal Royce Micro-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%

Distribution (12b-1) fees	1.00%

Other expenses	0.29%

Acquired fund fees and expenses	0.09%

Total annual Fund operating expenses	2.63%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS
1 Year	$266

3 Years	$817

5 Years	$1,395

10 Years	$2,964

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

8 | The Royce Fund Prospectus 2018

Royce Micro-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies with stock market capitalizations up to $1 billion. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with market caps up to $1 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index, and the Russell 2000 Index.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2018 | 9

Royce Micro-Cap Fund (concluded)

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class [1]
Return Before Taxes	4.23	3.86	2.71
Return After Taxes on Distributions	2.42	1.27	1.11
Return After Taxes on Distributions and Sale of Fund Shares	3.85	2.82	2.05

Russell Microcap Index
(Reflects no deductions for fees, expenses, or taxes)	13.17	14.29	7.68

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

[1] Certain immaterial adjustments were made to the net assets of Royce Micro-Cap Fund at 12/31/17 for financial reporting purposes, and as a result the calendar year total returns based on those net asset values differ from the adjusted net values and calendar year total returns reported in the Financial Highlights.

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James P. Stoeffel is the Fund’s lead portfolio manager, and Portfolio Manager Brendan J. Hartman manages the Fund with him. They are assisted by Portfolio Manager Robert Kosowsky. Mr. Stoeffel previously co-managed the Fund (2015). Mr. Hartman was previously assistant portfolio manager (2013-2015). Mr. Kosowsky became assistant portfolio manager in 2018.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

    You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10 | The Royce Fund Prospectus 2018

Royce Opportunity Fund

Investment Goal Royce Opportunity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	CONSULTANT CLASS	R CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	1.00%	0.50%

Other expenses	0.27%	0.32%

Total annual Fund operating expenses	2.27%	1.82%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	CONSULTANT CLASS	R CLASS
1 Year	$230	$185

3 Years	$709	$573

5 Years	$1,215	$985

10 Years	$2,605	$2,137

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 11

Royce Opportunity Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies with stock market capitalizations up to $3 billion in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund normally focuses on securities of companies with stock market capitalizations up to $3 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

Normally, the Fund invests at least 65% of its net assets in equity securities. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
The prices of small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

The Fund’s opportunistic value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2000 Value Indexes, the Fund’s benchmark indexes. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 36.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -36.51% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

12 | The Royce Fund Prospectus 2018

Royce Opportunity Fund (concluded)

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	20.50	13.08	8.12
Return After Taxes on Distributions	16.66	10.04	6.42
Return After Taxes on Distributions and Sale of Fund Shares	14.57	9.94	6.30

R Class
Return Before Taxes	21.06	13.59	8.60

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	7.84	13.01	8.17

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Boniface A. Zaino is the Fund’s lead portfolio manager. Portfolio Manager William A. Hench manages the Fund with him. Mr. Zaino has been portfolio manager since 1998. Mr. Hench became portfolio manager in 2013 and was previously the Fund’s assistant portfolio manager (2004-2013).

How to Purchase and Sell Fund Shares
The Fund’s R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
    Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 13

Royce Pennsylvania Mutual Fund

Investment Goal Royce Pennsylvania Mutual Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	CONSULTANT CLASS	R CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.76%	0.76%

Distribution (12b-1) fees	1.00%	0.50%

Other expenses	0.16%	0.47%

Total annual Fund operating expenses	1.92%	1.73%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	CONSULTANT CLASS	R CLASS
1 Year	$195	$176

3 Years	$603	$545

5 Years	$1,037	$939

10 Years	$2,243	$2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

14 | The Royce Fund Prospectus 2018

Royce Pennsylvania Mutual Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies with stock market capitalizations up to $3 billion that it believes are trading below its estimate of their current worth. The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically tended to perform well in different market environments. These disciplines include investing in a “High Quality” approach—companies that Royce believes have competitive advantages and high returns on capital; a “Traditional Value” approach—companies that are currently out of favor, selling at what Royce deems to be low valuations; and a “Special Situations” approach—companies with complex structures that do not lend themselves to traditional valuation metrics, as well as other Royce approaches such as “Growth at a Reasonable Price” and “Deep Value.” The Fund’s portfolio managers generally focus on one or more of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager oversees investments across all segments.

Normally, the Fund invests at least 65% of its net assets in equity securities of such small- and micro-cap companies. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
The prices of small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
   Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.
   Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 22.56% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.40% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not

The Royce Fund Prospectus 2018 | 15

Royce Pennsylvania Mutual Fund (concluded)

apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	15.06	10.71	6.70
Return After Taxes on Distributions	10.30	7.28	4.85
Return After Taxes on Distributions and Sale of Fund Shares	12.30	8.01	5.16

R Class
Return Before Taxes	15.25	11.05	7.02

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan and Lauren A. Romeo manage the Fund with him. They are assisted by Portfolio Managers James P. Stoeffel, Chris E. Flynn, and Andrew S. Palen. Mr. Royce has been portfolio manager since 1972. Mr. Kaplan and Ms. Romeo became portfolio managers in 2016 and were previously assistant portfolio managers from 2003 and 2006, respectively, through 2015. Mr. Stoeffel and Mr. Flynn became assistant portfolio managers in 2017 while Mr. Palen became assistant portfolio manager in 2018.

How to Purchase and Sell Fund Shares
The Fund’s R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).
   Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16 | The Royce Fund Prospectus 2018

Royce Premier Fund

Investment Goal Royce Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	CONSULTANT CLASS	R CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%

Distribution (12b-1) fees	1.00%	0.50%

Other expenses	0.22%	0.41%

Total annual Fund operating expenses	2.21%	1.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	CONSULTANT CLASS	R CLASS
1 Year	$224	$193

3 Years	$691	$597

5 Years	$1,185	$1,026

10 Years	$2,544	$2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 17

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies with stock market capitalizations up to $3 billion at the time of investment. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.

Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.
The prices of equity securities of companies with stock market capitalizations up to $3 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -22.18% (quarter ended 12/31/08).

   The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts

18 | The Royce Fund Prospectus 2018

Royce Premier Fund (concluded)

are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	22.49	10.53	7.67
Return After Taxes on Distributions	18.57	6.78	5.53
Return After Taxes on Distributions and Sale of Fund Shares	15.83	7.71	5.91

R Class
Return Before Taxes	22.88	10.93	8.05

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle manage the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Ms. Romeo and Mr. McBoyle became portfolio managers in 2016. Ms. Romeo (2006-2015) and Mr. McBoyle (2014-2015) were previously the Fund’s assistant portfolio managers.

How to Purchase and Sell Fund Shares
The Fund’s R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

   You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 19

Royce Small-Cap Value Fund

Investment Goal
Royce Small-Cap Value Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	CONSULTANT CLASS	R CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	1.00%	0.50%

Other expenses	0.32%	0.38%

Total annual Fund operating expenses	2.32%	1.88%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	CONSULTANT CLASS	R CLASS
1 Year	$235	$191

3 Years	$724	$591

5 Years	$1,240	$1,016

10 Years	$2,656	$2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

20 | The Royce Fund Prospectus 2018

Royce Small-Cap Value Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies with stock market capitalizations up to $3 billion that Royce believes are trading below its estimate of their current worth. Royce focuses on companies that it believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.

    Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $3 billion. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

   The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2017 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.36% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2018 | 21

Royce Small-Cap Value Fund (concluded)

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	4.44	6.71	4.86
Return After Taxes on Distributions	3.60	4.13	3.40
Return After Taxes on Distributions and Sale of Fund Shares	3.18	4.83	3.69

R Class
Return Before Taxes	4.81	7.19	5.34

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Jay S. Kaplan is the Fund’s portfolio manager. He has been portfolio manager since 2013 and was previously the Fund’s co-manager (2003-2012).

How to Purchase and Sell Fund Shares
The Fund’s R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22 | The Royce Fund Prospectus 2018

Royce Small/Mid-Cap Premier Fund

Investment Goal
Royce Small/Mid-Cap Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Trustee’s Fee–Applies Only to GiftShare Accounts	$50

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%

Distribution (12b-1) fees	1.00%

Other expenses	0.39%

Total annual Fund operating expenses	2.24%

Fee waivers and/or expense reimbursements	-0.15%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.09%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.09% through April 30, 2019.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS
1 Year	$212

3 Years	$686

5 Years	$1,186

10 Years	$2,563

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 23

Royce Small/Mid-Cap Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap and mid-cap companies with stock market capitalizations up to $15 billion. Royce looks for companies that it considers “premier”—those that it believes have sustainable, moat-like franchises, discernible competitive advantages, a history of prudent capital allocation, and opportunities to profitably reinvest excess cash flow.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $15 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small/Mid-Cap Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index of small- and mid-cap companies, the Fund’s benchmark.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 28.62% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -25.06% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

24 | The Royce Fund Prospectus 2018

Royce Small/Mid-Cap Premier Fund (concluded)

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	20.10	9.70	6.84
Return After Taxes on Distributions	16.73	7.10	5.33
Return After Taxes on Distributions and Sale of Fund Shares	14.05	7.25	5.29

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2500 Index
(Reflects no deductions for fees, expenses, or taxes)	16.81	14.33	9.22

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Steven G. McBoyle is the Fund’s portfolio manager. He has been portfolio manager since 2012 and was previously assistant portfolio manager (2011-2012).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 25

Royce Smaller-Companies Growth Fund

Investment Goal
Royce Smaller-Companies Growth Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%

Distribution (12b-1) fees	1.00%

Other expenses	0.36%

Total annual Fund operating expenses	2.36%

Fee waivers and/or expense reimbursements	-0.12%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	2.24%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.24% through April 30, 2019.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS
1 Year	$227

3 Years	$725

5 Years	$1,250

10 Years	$2,687

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

26 | The Royce Fund Prospectus 2018

Royce Smaller-Companies Growth Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $7.5 billion that Royce believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Smaller-Companies Growth Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $7.5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s growth prospects and/or current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 23.76% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -29.14% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end

The Royce Fund Prospectus 2018 | 27

Royce Smaller-Companies Growth Fund (concluded)

performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	16.92	10.84	5.21
Return After Taxes on Distributions	12.00	6.53	3.09
Return After Taxes on Distributions and Sale of Fund Shares	13.44	7.97	3.82

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III is the Fund’s portfolio manager. Mr. Skinner has been portfolio manager since 2007 and was previously the Fund’s co-manager (2003-2007).

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28 | The Royce Fund Prospectus 2018

Royce Special Equity Fund

Investment Goal
Royce Special Equity Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%

Distribution (12b-1) fees	1.00%

Other expenses	0.20%

Total annual Fund operating expenses	2.20%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS
1 Year	$223

3 Years	$688

5 Years	$1,180

10 Years	$2,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 29

Royce Special Equity Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies with stock market capitalizations up to $3 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 5% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2017 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

The Fund’s intensive value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 and Russell 2000 Value Indexes, the Fund’s benchmark indexes.

Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 18.38% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -15.14% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800)-221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	6.77	9.20	7.70
Return After Taxes on Distributions	4.81	6.92	6.29
Return After Taxes on Distributions and Sale of Fund Shares	5.39	6.98	6.10

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Russell 2000 Value Index
(Reflects no deductions for fees, expenses, or taxes)	7.84	13.01	8.17

30 | The Royce Fund Prospectus 2018

Royce Special Equity Fund (concluded)

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus is the Fund’s portfolio manager. He is assisted by Portfolio Manager Steven G. McBoyle. Mr. Dreifus has been portfolio manager since the Fund’s inception. Mr. McBoyle became assistant portfolio manager in 2014.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 31

Royce Special Equity Multi-Cap Fund

Investment Goal
Royce Special Equity Multi-Cap Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
CONSULTANT CLASS

Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%

Distribution (12b-1) fees	1.00%

Other expenses	0.88%

Total annual Fund operating expenses	2.73%

Fee waivers and/or expense reimbursements	-0.74%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.99%

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.99% through April 30, 2019.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

CONSULTANT CLASS
1 Year	$202

3 Years	$777

5 Years	$1,379

10 Years	$3,007

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

32 | The Royce Fund Prospectus 2018

Royce Special Equity Multi-Cap Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund is a “non-diversified” fund within the meaning of the Investment Company Act of 1940, which means it may invest a larger percentage of its assets in a single issuer or in a smaller number of issuers than a “diversified” fund. As of December 31, 2017, the Fund held less than 25 portfolio securities.

Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in equity securities of companies of any stock market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in equity securities of mid- and larger-cap companies with stock market capitalizations of more than $5 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of mid-cap securities are generally more volatile than those of larger-cap securities. In addition, because mid-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, the Fund is a “non-diversified” fund and held less than 25 portfolio securities as of December 31, 2017. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more diversified portfolio of securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

The Fund’s intensive value approach may not be successful and could result in portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. The Consultant Class commenced operations on January 27, 2014. Performance information prior to this date is for Service Class shares, not offered in this Prospectus. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher distribution expenses than the Service Class. If Consultant Class’s expenses had been reflected, total returns prior to January 27, 2014 would have been lower.

Calendar Year Total Returns

Consultant Class (%)
40
35
30
25
20
15
10
5
0
-5
-10
-15
-20
7.2
11.6
36.3
8.6
-14.3
12.9
14.5
2011
2012
2013
2014
2015
2016
2017

During the period shown in the bar chart, the highest return for a calendar quarter was 12.12% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -11.18% (quarter ended 9/30/15).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact

The Royce Fund Prospectus 2018 | 33

Royce Special Equity Multi-Cap Fund (concluded)

of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	SINCE INCEPTION (12/31/10)

Consultant Class
Return Before Taxes	14.50	10.38	10.09
Return After Taxes on Distributions	13.84	8.92	9.00
Return After Taxes on Distributions and Sale of Fund Shares	8.73	8.02	7.99

Russell 1000 Index
(Reflects no deductions for fees, expenses, or taxes)	21.69	15.71	13.66

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles R. Dreifus is the Fund’s portfolio manager. He is assisted by Portfolio Manager Steven G. McBoyle. Mr. Dreifus has been portfolio manager since the Fund’s inception. Mr. McBoyle became assistant portfolio manager in 2014.

How to Purchase and Sell Fund Shares
Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares in your account at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34 | The Royce Fund Prospectus 2018

Royce Total Return Fund

Investment Goals
Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	CONSULTANT CLASS	R CLASS

Maximum sales charge (load) imposed on purchases	0.00%	0.00%

Maximum deferred sales charge on purchases held for less than 365 days	1.00%	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%	0.99%

Distribution (12b-1) fees	1.00%	0.50%

Other expenses	0.17%	0.31%

Acquired fund fees and expenses	0.02%	0.02%

Total annual Fund operating expenses	2.18%	1.82%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	CONSULTANT CLASS	R CLASS
1 Year	$221	$185

3 Years	$682	$573

5 Years	$1,169	$985

10 Years	$2,513	$2,137

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 35

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies with stock market capitalizations up to $3 billion that it believes are trading below its estimate of their current worth. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability. Each of the Fund’s portfolio managers manages segments of the Fund’s assets, while the Lead Portfolio Manager oversees investments across all segments.

Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.32% (quarter ended 12/31/08).

36 | The Royce Fund Prospectus 2018

Royce Total Return Fund (concluded)

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

Consultant Class
Return Before Taxes	12.53	11.19	6.92
Return After Taxes on Distributions	9.34	8.57	5.54
Return After Taxes on Distributions and Sale of Fund Shares	9.60	8.52	5.40

R Class
Return Before Taxes	12.97	11.62	7.32

Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Jay S. Kaplan manages the Fund with him. They are assisted by Portfolio Managers George Necakov and Chris E. Flynn. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager since 2011 and was previously assistant portfolio manager (2005-2011). Mr. Necakov became assistant portfolio manager in 2005, and Mr. Flynn became assistant portfolio manager in 2007.

How to Purchase and Sell Fund Shares
The Fund’s R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

Minimum initial investments for shares of the Fund’s Consultant Class purchased directly from The Royce Fund:

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

You may sell shares purchased directly from The Royce Funds at any time and make requests online, by telephone, and by mail. You may also purchase or sell Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 37

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Dividend Value Fund–Consultant Class [a]
2017	$8.39	$0.02	$1.68	$1.70	$(0.03)	$(1.19)	$–	$(1.22)	$–	$8.87	20.71%	$1,534	3.26%	3.26%	2.09%	0.23%	16%

2016	7.90	0.05	1.17	1.22	(0.04)	(0.69)	–	(0.73)	–	8.39	15.44	1,572	3.26	3.26	2.14	0.58	21

2015	9.22	0.04	(0.63)	(0.59)	(0.03)	(0.70)	–	(0.73)	–	7.90	(6.39)	1,886	3.78	3.78	2.24	0.46	14

2014	10.00	0.01	(0.27)	(0.26)	(0.02)	(0.50)	–	(0.52)	–	9.22	(2.43)[1]	912	9.25 [2]	9.25 [2]	2.24 [2]	0.45 [2]	22

Royce International Premier Fund–Consultant Class [b]
2017	$12.27	$(0.08)	$4.83	$4.75	$(0.03)	$–	$–	$(0.03)	$–	$16.99	38.73%	$9,281	2.73%	2.73%	2.19%	(0.52)%	41%

2016	11.59	0.01	0.85	0.86	(0.17)	(0.01)	–	(0.18)	–	12.27	7.49 [1]	5,086	2.70 [2]	2.70 [2]	2.19 [2]	(0.04)[2]	67

Royce Micro-Cap Fund–Consultant Class
2017	$9.41	$(0.13)	$0.53	$0.40	$–	$(0.71)	$–	$(0.71)	$–	$9.10	4.35%	$24,396	2.54%	2.54%	2.54%	(1.34)%	26%

2016	9.04	(0.09)	1.76	1.67	–	(1.30)	–	(1.30)	–	9.41	18.48	33,622	2.53	2.53	2.53	(1.02)	38

2015	12.23	(0.10)	(1.65)	(1.75)	–	(1.44)	–	(1.44)	–	9.04	(14.21)	41,024	2.54	2.54	2.54	(0.90)	41

2014	14.48	(0.20)	(0.57)	(0.77)	–	(1.48)	–	(1.48)	–	12.23	(5.03)	75,868	2.48	2.48	2.48	(1.45)	18

2013	13.08	(0.21)	2.80	2.59	–	(1.19)	–	(1.19)	–	14.48	20.08	117,538	2.52	2.52	2.52	(1.51)	22

Royce Opportunity Fund–Consultant Class
2017	$10.71	$(0.16)	$2.31	$2.15	$–	$(1.67)	$–	$(1.67)	$–	$11.19	20.50%	$20,574	2.27%	2.27%	2.27%	(1.37)%	43%

2016	9.01	(0.12)	2.71	2.59	–	(0.89)	–	(0.89)	–	10.71	28.59	21,116	2.28	2.28	2.28	(1.27)	26

2015	11.79	(0.15)	(1.57)	(1.72)	–	(1.06)	–	(1.06)	–	9.01	(14.56)	19,464	2.26	2.26	2.26	(1.34)	27

2014	14.02	(0.19)	(0.10)	(0.29)	–	(1.94)	–	(1.94)	–	11.79	(1.61)	20,518	2.24	2.24	2.24	(1.40)	36

2013	11.01	(0.20)	4.75	4.55	–	(1.54)	–	(1.54)	–	14.02	41.93	18,643	2.31	2.31	2.31	(1.51)	39

Royce Opportunity Fund–R Class
2017	$11.67	$(0.12)	$2.53	$2.41	$–	$(1.83)	$–	$(1.83)	$–	$12.25	21.06%	$39,311	1.82%	1.82%	1.82%	(0.92)%	43%

2016	9.72	(0.08)	2.92	2.84	–	(0.89)	–	(0.89)	–	11.67	29.08	38,902	1.82	1.82	1.82	(0.81)	26

2015	12.56	(0.11)	(1.67)	(1.78)	–	(1.06)	–	(1.06)	–	9.72	(14.15)	32,599	1.82	1.82	1.82	(0.90)	27

2014	14.73	(0.13)	(0.10)	(0.23)	–	(1.94)	–	(1.94)	–	12.56	(1.12)	33,699	1.78	1.78	1.78	(0.93)	36

2013	11.46	(0.14)	4.95	4.81	–	(1.54)	–	(1.54)	–	14.73	42.56	22,730	1.82	1.82	1.82	(1.02)	39

Royce Pennsylvania Mutual Fund–Consultant Class
2017	$8.90	$(0.05)	$1.35	$1.30	$–	$(1.74)	$–	$(1.74)	$–	$8.46	15.06%	$361,569	1.93%	1.92%	1.92%	(0.54)%	27%

2016	7.70	(0.03)	1.98	1.95	–	(0.75)	–	(0.75)	–	8.90	25.20	402,114	1.94	1.94	1.94	(0.42)	18

2015	11.16	(0.05)	(1.33)	(1.38)	–	(2.08)	–	(2.08)	–	7.70	(12.31)	416,862	1.94	1.94	1.94	(0.44)	21

2014	12.96	(0.08)	(0.18)	(0.26)	–	(1.54)	–	(1.54)	–	11.16	(1.72)	676,347	1.91	1.91	1.91	(0.64)	21

2013	10.29	(0.09)	3.55	3.46	–	(0.79)	–	(0.79)	–	12.96	33.94	788,017	1.94	1.94	1.94	(0.78)	26

38 | The Royce Fund Prospectus 2018

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Pennsylvania Mutual Fund–R Class
2017	$10.44	$(0.04)	$1.58	$1.54	$–	$(2.04)	$–	$(2.04)	$–	$9.94	15.25%	$15,136	1.73%	1.73%	1.73%	(0.36)%	27%

2016	8.90	(0.01)	2.30	2.29	–	(0.75)	–	(0.75)	–	10.44	25.62	17,059	1.63	1.63	1.63	(0.11)	18

2015	12.50	(0.02)	(1.50)	(1.52)	–	(2.08)	–	(2.08)	–	8.90	(12.10)	18,675	1.65	1.65	1.65	(0.15)	21

2014	14.26	(0.03)	(0.19)	(0.22)	–	(1.54)	–	(1.54)	–	12.50	(1.28)	36,622	1.48	1.48	1.48	(0.21)	21

2013	11.22	(0.05)	3.88	3.83	–	(0.79)	–	(0.79)	–	14.26	34.42	44,094	1.56	1.56	1.56	(0.39)	26

Royce Premier Fund–Consultant Class
2017	$12.46	$(0.14)	$2.89	$2.75	$–	$(2.00)	$–	$(2.00)	$–	$13.21	22.49%	$31,489	2.21%	2.21%	2.21%	(1.06)%	8%

2016	11.89	(0.09)	2.70	2.61	–	(2.04)	–	(2.04)	–	12.46	21.72	31,353	2.22	2.22	2.22	(0.72)	15

2015	17.09	(0.09)	(1.78)	(1.87)	–	(3.33)	–	(3.33)	–	11.89	(10.80)	32,982	2.17	2.17	2.17	(0.55)	13

2014	19.58	(0.13)	(0.29)	(0.42)	–	(2.07)	–	(2.07)	–	17.09	(1.92)	56,884	2.10	2.10	2.10	(0.66)	9

2013	17.35	(0.20)	4.70	4.50	–	(2.27)	–	(2.27)	–	19.58	26.47	66,712	2.13	2.13	2.13	(1.02)	11

Royce Premier Fund–R Class
2017	$14.47	$(0.12)	$3.37	$3.25	$–	$(2.33)	$–	$(2.33)	$–	$15.39	22.88%	$12,841	1.90%	1.90%	1.90%	(0.75)%	8%

2016	13.49	(0.05)	3.07	3.02	–	(2.04)	–	(2.04)	–	14.47	22.18	13,889	1.84	1.84	1.84	(0.33)	15

2015	18.82	(0.03)	(1.97)	(2.00)	–	(3.33)	–	(3.33)	–	13.49	(10.50)	16,129	1.78	1.78	1.78	(0.16)	13

2014	21.25	(0.06)	(0.30)	(0.36)	–	(2.07)	–	(2.07)	–	18.82	(1.48)	27,355	1.71	1.71	1.71	(0.28)	9

2013	18.61	(0.13)	5.04	4.91	–	(2.27)	–	(2.27)	–	21.25	26.88	32,577	1.74	1.74	1.74	(0.63)	11

Royce Small-Cap Value Fund–Consultant Class
2017	$8.98	$(0.06)	$0.45	$0.39	$–	$(0.31)	$–	$(0.31)	$–	$9.06	4.44%	$13,111	2.32%	2.32%	2.32%	(0.66)%	61%

2016	7.89	(0.03)	1.62	1.59	–	(0.50)	–	(0.50)	–	8.98	20.10	16,484	2.28	2.28	2.28	(0.33)	56

2015	10.87	(0.04)	(1.29)	(1.33)	–	(1.65)	–	(1.65)	–	7.89	(12.24)	18,404	2.27	2.27	2.27	(0.36)	60

2014	12.68	(0.09)	(0.05)	(0.14)	–	(1.67)	–	(1.67)	–	10.87	(0.74)	26,716	2.21	2.21	2.21	(0.71)	38

2013	10.81	(0.12)	2.96	2.84	–	(0.97)	–	(0.97)	–	12.68	26.61	31,604	2.29	2.29	2.29	(0.97)	51

Royce Small-Cap Value Fund–R Class
2017	$9.63	$(0.02)	$0.48	$0.46	$–	$(0.34)	$–	$(0.34)	$–	$9.75	4.81%	$14,620	1.88%	1.88%	1.88%	(0.21)%	61%

2016	8.42	0.01	1.73	1.74	(0.03)	(0.50)	–	(0.53)	–	9.63	20.60	18,059	1.85	1.85	1.85	0.11	56

2015	11.43	0.01	(1.35)	(1.34)	(0.02)	(1.65)	–	(1.67)	–	8.42	(11.71)	19,200	1.83	1.83	1.83	0.09	60

2014	13.19	(0.03)	(0.06)	(0.09)	–	(1.67)	–	(1.67)	–	11.43	(0.34)	31,043	1.77	1.77	1.77	(0.26)	38

2013	11.16	(0.06)	3.06	3.00	–	(0.97)	–	(0.97)	–	13.19	27.21	37,409	1.83	1.83	1.83	(0.52)	51

Royce Small/Mid-Cap Premier Fund–Consultant Class
2017	$10.44	$(0.09)	$2.16	$2.07	$–	$(1.45)	$–	$(1.45)	$–	$11.06	20.10%	$10,328	2.24%	2.24%	2.09%	(0.81)%	54%

2016	9.37	(0.09)	1.67	1.58	–	(0.51)	–	(0.51)	–	10.44	16.78	11,643	2.28	2.28	2.14	(0.89)	67

2015	11.47	(0.06)	(0.78)	(0.84)	–	(1.26)	–	(1.26)	–	9.37	(7.31)	11,369	2.41	2.41	2.24	(0.58)	66

2014	12.57	(0.07)	(0.20)	(0.27)	–	(0.83)	–	(0.83)	–	11.47	(2.02)	13,338	2.31	2.31	2.31	(0.59)	35

2013	11.68	(0.12)	2.94	2.82	–	(1.93)	–	(1.93)	–	12.57	24.73	15,942	2.37	2.37	2.37	(0.93)	79

The Royce Fund Prospectus 2018 | 39

Financial Highlights

This table is intended to help you understand each Fund Class’s financial performance for the past five years (or since inception if a Fund Class has less than five years of history). The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in each Fund’s 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

													Ratio of Expenses to Average Net Assets

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Distributions from Return of Capital	Total Distributions	Shareholder Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Royce Smaller-Companies Growth Fund–Consultant Class
2017	$9.63	$(0.18)	$1.77	$1.59	$–	$(1.94)	$–	$(1.94)	$–	$9.28	16.92%	$10,119	2.36%	2.36%	2.24%	(1.73)%	64%

2016	10.01	(0.14)	1.02	0.88	–	(1.26)	–	(1.26)	–	9.63	8.58	10,593	2.35	2.35	2.24	(1.50)	59

2015	13.12	(0.18)	(0.18)	(0.36)	–	(2.75)	–	(2.75)	–	10.01	(2.61)	14,411	2.32	2.32	2.24	(1.36)	45

2014	15.99	(0.22)	0.63	0.41	–	(3.28)	–	(3.28)	–	13.12	3.05	17,158	2.29	2.29	2.29	(1.37)	52

2013	13.24	(0.24)	4.34	4.10	–	(1.35)	–	(1.35)	–	15.99	31.31	22,614	2.36	2.36	2.36	(1.58)	45

Royce Special Equity Fund–Consultant Class
2017	$20.16	$(0.10)	$1.43	$1.33	$–	$(1.63)	$–	$(1.63)	$–	$19.86	6.77%	$46,654	2.21%	2.20%	2.20%	(0.49)%	15%

2016	16.57	(0.01)	5.13	5.12	(0.04)	(1.49)	–	(1.53)	–	20.16	30.91	50,514	2.20	2.20	2.20	(0.04)	29

2015	21.27	(0.05)	(2.76)	(2.81)	(0.03)	(1.86)	–	(1.89)	–	16.57	(13.23)	42,427	2.18	2.18	2.18	(0.24)	15

2014	23.57	(0.13)	0.09	(0.04)	–	(2.26)	–	(2.26)	–	21.27	0.04	63,981	2.14	2.14	2.14	(0.56)	21

2013	20.20	(0.21)	5.78	5.57	–	(2.20)	–	(2.20)	–	23.57	27.97	71,333	2.17	2.17	2.17	(0.90)	28

Royce Special Equity Multi-Cap Fund–Consultant Class [c]
2017	$9.12	$(0.00)	$1.32	$1.32	$(0.05)	$(0.20)	$–	$(0.25)	$–	$10.19	14.50%	$4,190	2.73%	2.73%	1.99%	(0.06)%	28%

2016	8.15	0.02	1.03	1.05	(0.08)	–	–	(0.08)	–	9.12	12.89	4,986	2.38	2.38	1.99	0.12	50

2015	10.72	0.09	(1.63)	(1.54)	(0.25)	(0.78)	–	(1.03)	–	8.15	(14.35)	6,825	2.19	2.19	1.99	0.50	31

2014	10.00	(0.04)	1.48	1.44	(0.06)	(0.66)	–	(0.72)	–	10.72	14.57 [1]	9,223	2.54 [2]	2.54 [2]	1.99 [2]	(0.05)[2]	39

Royce Total Return Fund–Consultant Class
2017	$14.07	$0.01	$1.70	$1.71	$–	$(1.83)	$–	$(1.83)	$–	$13.95	12.53%	$247,914	2.16%	2.16%	2.16%	0.04%	12%

2016	12.15	0.01	3.01	3.02	(0.01)	(1.09)	–	(1.10)	–	14.07	24.73	267,083	2.16	2.16	2.16	0.11	16

2015	15.05	0.03	(1.26)	(1.23)	(0.02)	(1.65)	–	(1.67)	–	12.15	(8.15)	262,131	2.16	2.16	2.16	0.18	11

2014	16.68	(0.00)	0.02	0.02	(0.03)	(1.62)	–	(1.65)	–	15.05	0.37	356,731	2.12	2.12	2.12	(0.04)	18

2013	13.81	(0.00)	4.29	4.29	–	(1.42)	–	(1.42)	–	16.68	31.38	404,498	2.15	2.15	2.15	(0.02)	21

Royce Total Return Fund–R Class
2017	$14.09	$0.06	$1.71	$1.77	$(0.03)	$(1.84)	$–	$(1.87)	$–	$13.99	12.97%	$54,979	1.80%	1.80%	1.80%	0.40%	12%

2016	12.19	0.07	3.00	3.07	(0.08)	(1.09)	–	(1.17)	–	14.09	25.14	53,896	1.78	1.78	1.78	0.49	16

2015	15.07	0.08	(1.25)	(1.17)	(0.06)	(1.65)	–	(1.71)	–	12.19	(7.79)	50,684	1.77	1.77	1.77	0.56	11

2014	16.73	0.07	0.01	0.08	(0.12)	(1.62)	–	(1.74)	–	15.07	0.73	65,501	1.72	1.72	1.72	0.37	18

2013	13.82	0.06	4.30	4.36	(0.03)	(1.42)	–	(1.45)	–	16.73	31.95	72,541	1.75	1.75	1.75	0.39	21

[1] Not annualized	[a] The Class commenced operations on March 21, 2014.	[c] The Class commenced operations on January 27, 2014.
[2] Annualized	[b] The Class commenced operations on February 26, 2016.

40 | The Royce Fund Prospectus 2018

Royce’s Investment Universe

Investing in Small-Cap Companies
The large and diverse universe of small-cap companies available for investment by the Funds consists primarily of those with market capitalizations up to $3 billion. Certain Funds in the Prospectus may also invest in mid-cap and/or large-cap securities. Royce defines mid-cap as those companies with market caps between $3 billion and $15 billion. Large-cap is defined by Royce as those companies with market caps of more than $15 billion.

Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. The securities of such companies may also be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the Funds may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. In addition, the purchase or sale of more than a limited number of shares of the securities of a small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

Small-capitalization stocks are those issued by companies with market capitalizations up to $3 billion.

Within small-cap Royce further defines companies with market caps up to $1 billion as micro-cap, a segment that consisted of more than 2,800 companies at the end of 2017. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities with market caps of more than $1 billion and mid-cap securities, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading below Royce’s estimate of the company’s current worth, also involve increased risk.

As of December 31, 2017, there were more than 700 additional small-cap companies with market caps between $1 billion and $3 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. In general, mid-caps share many of the same characteristics as those companies with market caps between $1 billion and $3 billion. As a result, Royce may employ a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

The Funds may invest in other investment companies that invest in equity securities.
The Funds may also invest in foreign securities to varying degrees. For more information regarding investing in foreign securities, see page 43.

Investment Approaches
Royce’s portfolio managers use various methods primarily rooted in the valuation of each stock and evaluation of each company in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Micro-Cap, Opportunity, and Smaller-Companies Growth Funds), or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce’s portfolio managers generally invest in equity securities of companies that are trading below their estimate of the company’s

The Royce Fund Prospectus 2018 | 41

current worth in an attempt to reduce the risk of overpaying for such companies. For these purposes, the term “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended, and includes (without limitation) common stocks, preferred stocks, convertible securities, warrants, and rights. In addition, seeking long-term growth of capital, Royce’s portfolio managers generally consider the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s valuation-based approaches to stock selection strive to reduce some of the other risks of investing in the securities of small-cap and/or mid-cap companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets. Royce Micro-Cap, Opportunity, and Smaller-Companies Growth Funds may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk for Royce Dividend Value, Micro-Cap, Opportunity, Pennsylvania Mutual, and Total Return Funds by investing in a relatively larger number of issuers. On the other hand, Royce International Premier, Premier, Small/Mid-Cap Premier, and Special Equity Multi-Cap Funds generally, and certain other Funds may, invest a substantial portion of their assets in a limited number of issuers. This investment approach may involve considerably more risk to investors than a more broadly diversified portfolio of securities because it may be more susceptible to any single corporate, economic, regulatory, or market event.

While there can be no assurance that these risk-averse approaches will be successful, Royce believes that it can reduce some of the risks of investing in small-cap and mid-cap companies, whose businesses can be less diversified and whose securities exhibit substantially greater market price volatility than those of larger-cap companies. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-37.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

Although Royce’s approaches to security selection seek to reduce downside risk to Fund portfolios, especially during periods of broad small-company stock market declines, they may also potentially have the effect of limiting gains in strong small-company up markets.

Temporary Investments
Each of the Funds may invest without limit in short-term fixed income securities for temporary defensive purposes. If a Fund should implement a temporary investment policy, such policy would be inconsistent with its investment goal and the Fund may not achieve its investment goal while that policy is in effect. Each Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

42 | The Royce Fund Prospectus 2018

Investing in Foreign Securities

Royce defines “foreign” as those securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments. Each Fund may invest in the securities of companies whose economic fortunes are linked to non-U.S. countries but that do not meet the Fund’s definition of a foreign security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to non-U.S. country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign securities.

The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies because the Funds do not intend to hedge their foreign currency exposure; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; possible difficulties in obtaining and/or enforcing legal judgments in foreign courts; restrictions or prohibitions on foreign investment, including prohibitions or restrictions on investments in specific industries or market sectors; limitations on the total amount or type of position in any single issue; possible imposition by foreign governments of prohibitions or substantial restrictions on foreign investments in their capital markets or in certain industries; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Developing (or emerging markets) countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Funds’ Statement of Additional Information). Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, legal, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of each Fund’s assets denominated in such currencies because the Funds do not intend to hedge their foreign currency exposure. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

The Royce Fund Prospectus 2018 | 43

Management of the Funds

Royce & Associates, LP (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151.

Charles Royce
Portfolio Manager

Founded Royce in 1972
Portfolio Manager for:
Royce Dividend Value Fund (Lead)
Royce Pennsylvania Mutual Fund (Lead)
Royce Premier Fund (Lead)
Royce Total Return Fund (Lead)

Christopher D. Clark Chief Executive Officer, President, Co-Chief Investment Officer Employed by Royce since 2007

Francis D. Gannon Co-Chief Investment Officer Employed by Royce since 2006

Boniface A. Zaino Portfolio Manager Employed by Royce since 1998 Portfolio Manager for: Royce Opportunity Fund (Lead)

Charles R. Dreifus Portfolio Manager Employed by Royce since 1998 Portfolio Manager for: Royce Special Equity Fund Royce Special Equity Multi-Cap Fund

Jay S. Kaplan Portfolio Manager Employed by Royce since 2000 Portfolio Manager for: Royce Dividend Value Fund Royce Pennsylvania Mutual Fund Royce Small-Cap Value Fund Royce Total Return Fund

William A. Hench Portfolio Manager Employed by Royce since 2002 Portfolio Manager for: Royce Opportunity Fund

James A. (Chip) Skinner, III Portfolio Manager Employed by Royce since 2003 Portfolio Manager for: Royce Smaller-Companies Growth Fund

Lauren A. Romeo Portfolio Manager Employed by Royce since 2004 Portfolio Manager for: Royce Pennsylvania Mutual Fund Royce Premier Fund

Steven G. McBoyle
Portfolio Manager

Employed by Royce since 2007
Portfolio Manager for:
Royce Premier Fund
Royce Small/Mid-Cap Premier Fund

Assistant Portfolio Manager for:
Royce Special Equity Fund
Royce Special Equity Multi-Cap Fund

James P. Stoeffel
Portfolio Manager

Employed by Royce since 2009
Portfolio Manager for:
Royce Micro-Cap Fund (Lead)

Assistant Portfolio Manager for:
Royce Pennsylvania Mutual Fund

Previously Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Mr. Hartman (2008-2009) and a Portfolio Manager and Investment Policy Committee member at Cramer Rosenthal McGlynn (“CRM”) (2001-2008).

Brendan J. Hartman
Portfolio Manager

Employed by Royce since 2009
Portfolio Manager for:
Royce Micro-Cap Fund

Previously Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Mr. Stoeffel (2008-2009) and a Portfolio Manager at CRM (2003-2008).

David A. Nadel Portfolio Manager Employed by Royce since 2006 Portfolio Manager for: Royce International Premier Fund (Lead)

Mark Rayner, CA Portfolio Manager Employed by Royce since 2006 Portfolio Manager for: Royce International Premier Fund

Chris E. Flynn Portfolio Manager Employed by Royce since 1993 Assistant Portfolio Manager for: Royce Pennsylvania Mutual Fund Royce Total Return Fund

George Necakov Portfolio Manager Employed by Royce since 1994 Assistant Portfolio Manager for: Royce Total Return Fund

Rob Kosowsky, CFA
Portfolio Manager

Employed by Royce since 2015
Assistant Portfolio Manager for:
Royce Micro-Cap Fund

Previously an Equity Analyst at Sidoti & Company (2002-2005 and 2009-April 2015) and a Research Analyst at OFI Institutional Asset Management (2008-2009).

Andrew S. Palen
Portfolio Manager

Employed by Royce since 2015
Assistant Portfolio Manager for:
Royce Pennsylvania Mutual Fund

Previously a Senior Analyst at Armistice Capital (2013-2015), a Summer Associate at UBS Global Management (2012), and an Associate at Comvest Partners (2008-2011).

Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

44 | The Royce Fund Prospectus 2018

Royce Fund Services, LLC (RFS) distributes the Funds’ shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant and R Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant and R Classes are obligated to pay a fee to RFS of up to 1.00% and 0.50% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the Consultant and R Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00% or 0.50% fees payable by the Consultant Class or R Class, respectively, of any Fund if it closes to new investors.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.” In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that any of the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Payments to third parties (each, a “financial intermediary”) may: (i) be substantial to any given financial intermediary, (ii) be more or less than the payments received by a financial intermediary with respect to other mutual funds, and (iii) exceed the costs and expenses incurred by the financial intermediary for any servicing activities in respect of the Funds. Revenue sharing arrangements are separately negotiated between Royce and/or its affiliates and the financial intermediaries receiving these payments.

Revenue sharing and shareholder servicing payments may influence financial intermediaries to recommend or sell a Fund over other mutual funds. You may ask your financial intermediary about these differing interests and how the financial intermediary and its employees and associated persons are compensated for administering your Fund investment. Revenue-sharing and shareholder servicing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund.

For the year ended December 31, 2017, Royce made payments for distribution and/or administrative services related to the Consultant and R Class shares of the Funds in this Prospectus to broker-dealers, Retirement Plan Recordkeepers, and other financial intermediaries out of its own resources in the amount of $541,842. More information about these arrangements can be found in the Funds’ Statement of Additional Information.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“DST AMS”) is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver or expense reimbursements to cap the expense ratios for certain Fund share classes at specified levels as shown under each Fund’s respective “Fees and Expenses” table, are as follows:

Annual Rate of Fund’s Average Net Assets

Royce Dividend Value, Small/Mid-Cap Premier, and Special Equity Multi-Cap Funds
•	0.85% of the first $2,000,000,000
•	0.80% of the next $1,000,000,000
•	0.75% of the next $1,000,000,000
•	0.70% of any additional average net assets

Royce International Premier, Opportunity, Premier, Small-Cap Value, Smaller-Companies Growth, Special Equity, and Total Return Funds
•	1.00% of the first $2,000,000,000
•	0.95% of the next $1,000,000,000
•	0.90% of the next $1,000,000,000
•	0.85% of any additional average net assets

Royce Micro-Cap Fund
•	1.25% of the first $2,000,000,000
•	1.20% of the next $1,000,000,000
•	1.15% of the next $1,000,000,000
•	1.10% of any additional average net assets

Royce Pennsylvania Mutual Fund
•	1.00% of the first $50,000,000
•	0.875% of the next $50,000,000
•	0.75% of any additional average net assets

2017 Actual Net Fees (After waivers, paid to Royce on average net assets)
Royce Dividend Value Fund	0.78%

Royce International Premier Fund	0.99%

Royce Micro-Cap Fund	1.25%

Royce Opportunity Fund	1.00%

Royce Pennsylvania Mutual Fund	0.76%

Royce Premier Fund	0.99%

Royce Small-Cap Value Fund	1.00%

Royce Small/Mid-Cap Premier Fund	0.85%

Royce Smaller-Companies Growth Fund	1.00%

Royce Special Equity Fund	1.00%

Royce Special Equity Multi-Cap Fund	0.80%

Royce Total Return Fund	0.99%

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ 2017 Semiannual Report to Shareholders.

The Royce Fund Prospectus 2018 | 45

General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging, and transferring ownership of Consultant Class shares, please see the Guide for Direct Shareholders, which begins on page 50.

Purchasing Shares
Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers, and R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans” held on the books of the Funds through omnibus account arrangements. “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans, and other similar employer-sponsored retirement plans and rollover accounts from such plans to individual retirement vehicles, such as Traditional and Roth IRAs. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans, or Section 529 college savings accounts. R Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs, or SIMPLE IRAs.

Purchasing Shares
Minimum initial investments for Consultant Class shares purchased directly from The Royce Fund, excluding GiftShare Accounts in Royce Small/Mid-Cap Premier Fund.[1]

ACCOUNT TYPE	MINIMUM

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
[1]The minimum initial investment for GiftShare Accounts in Royce Small/Mid-Cap Premier Fund is $5,000.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.

In addition to regular accounts, Royce Small/Mid-Cap Premier Fund offers GiftShare Accounts, which are trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

The Royce Fund reserves the right to reinvest the proceeds from any dividends from net investment income, distributions from net realized capital gains, or redemptions of shares which a shareholder has chosen to receive by check if the check remains uncashed for more than 180 days. No interest will accrue on the amount of such uncashed checks, which will be reinvested in additional shares of the applicable Fund at the net asset value per share at the time of the reinvestment. If a shareholder has chosen to receive distributions in cash and a check remains uncashed for more than 180 days, subsequent dividends and distributions may be reinvested automatically in additional shares of the applicable Fund. In addition, a shareholder’s participation in an automatic withdrawal plan may be terminated if a check remains uncashed. These policies may be waived for closed accounts as well as for certain retirement or other qualified plans.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Fund has appointed an anti-money laundering compliance officer. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth, Social Security or Taxpayer Identification Number, and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your account may not be opened or your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this automatic redemption. If you need help completing your account application for direct investment in The Royce Funds please call Investor Services at (800) 221-4268.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements. Please see “Frequent Trading of Fund Shares” below.

Contingent Deferred Sales Charge for Consultant Class Shares
A 1.00% contingent deferred sales charge (“CDSC”) is assessed on new purchases of Consultant Class shares held for less than 365 days.

46 | The Royce Fund Prospectus 2018

The CDSC is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation. The CDSC is payable to RFS as compensation for its expenses in selling shares, including paying compensation to broker-dealers and other financial intermediaries.

Each CDSC will be paid to RFS out of the proceeds otherwise payable to you. RFS generally pays broker-dealers and other financial intermediaries selling Consultant Class shares a commission of 1.00% of the purchase price of those shares, and RFS will retain the CDSC and an annual distribution/service fee of 1.00% of the average daily net assets of the Consultant Class shares not redeemed during such period. Starting on the 365th day after purchase, the third-party broker-dealers or other financial intermediaries will receive an annual distribution/service fee of up to 1.00% of the average daily net assets of the Consultant Class shares that they service.

When you request a redemption, shares held for 365 days or longer, and therefore not subject to a CDSC, will be redeemed first.

You will not pay a CDSC on:
•	Exchanges between Consultant Classes of The Royce Funds
•	Shares acquired through reinvestment of distributions
•	Shares no longer subject to the contingent deferred sales charge

The CDSC will generally be waived for:
Participants in Automatic Investment or Withdrawal Plans
•	Certain profit sharing or retirement plans
•	Certain pre-approved group investment plans and charitable organizations
•	Omnibus or similar account customers of certain pre-approved broker-dealers and other institutions

Please note that these exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. In addition, shareholders purchasing Consultant Class shares through a Merrill Lynch platform or account will be eligible only for the CDSC waivers described below, which may differ from those disclosed elsewhere in this Prospectus or SAI.

CDSC Waivers on Consultant Class Shares Available at Merrill Lynch:
•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Prospectus
•	Return of excess contributions from an IRA
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

If you want to learn more about CDSC waivers, contact your Financial Advisor or consult the Statement of Additional Information.

Other Redemption Information
The Funds will normally make redemptions in cash for shareholders who hold shares that are registered in their own name. Each Fund typically expects to send (via check, wire, or ACH) redemption payments to such shareholders within two business days after the transfer agent’s receipt of a redemption request in Good Order (as defined on pages 52-53). For accounts held through financial intermediaries, the length of time that a Fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the financial intermediary and the Fund. For redemption proceeds for intermediary-held accounts that are paid either directly to you from a Fund or to your financial intermediary for transmittal to you, the Fund typically expects to make payments by wire, by ACH, or by issuing a check on the next business day following receipt of a redemption request in Good Order. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption request in Good Order. The financial intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed to be in the best interest of a Fund, redemption proceeds may take up to seven calendar days to be sent after receipt of a redemption request in Good Order. In addition, with respect to investors redeeming shares that were purchased by check or through ACH, redemption proceeds may not be sent until payment for the entire purchase is collected, which may take up to 15 calendar days.

The Funds typically expect to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. The Funds may use other methods to satisfy redemption requests, including using a line of credit or participating in an inter-fund lending program in reliance on exemptive relief from the Securities and Exchange Commission (the SEC). These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, The Royce Fund reserves the right to satisfy a shareholder’s redemption request under certain circumstances by effecting a redemption-in-kind through a pro rata distribution of a Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. For these purposes, such securities will be valued at the same value assigned to them in calculating a Fund’s net asset value per share. If a Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, incur adverse tax consequences in connection with any such disposal, and receive less for them than the price at which they were valued for purposes of redemption.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below

The Royce Fund Prospectus 2018 | 47

a Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
The Royce Fund also may suspend redemption privileges or postpone payment for the Funds beyond seven days (1) for any period (A) during which the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by a Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders. The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

The Board of Trustees of The Royce Fund has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).

The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund either preceded or followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.

The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan, or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the NYSE (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.- traded securities, futures contracts, and other indications to estimate the

48 | The Royce Fund Prospectus 2018

fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates, and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar month end and remain available until the next month’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the SEC within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com/edelivery for more details.

Dividends, Distributions, and Taxes
Royce Dividend Value and Total Return Funds pay any dividends from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains annually in December.

Unless you choose otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Long-term capital gains and qualifying dividends received by a Fund (generally, dividends received from taxable domestic corporations) are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividends, such distributions will generally be eligible for taxation to non-corporate shareholders at the reduced rate, provided (in the case of qualifying dividends) that certain holding period and other requirements are met.

Selling or exchanging shares is a taxable event, and you may realize a taxable gain or loss. Each Fund will report the proceeds of your redemption(s) to you. The tax consequences of a redemption depend on your cost basis and holding period, so you should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund purchased on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of certain trusts and estates.

Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional Information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2018 | 49

Guide For Direct Shareholders

Services and Policies
This Guide for Direct Shareholders describes the shareholder services available to direct shareholders of the Consultant Classes of The Royce Funds. It also provides important policy information regarding Royce Fund accounts.

If you purchase Fund shares through a third-party intermediary, such as a mutual fund supermarket, broker-dealer, bank, or other financial intermediary, account minimums, fees, policies, and procedures may differ from those described in this Guide. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. Royce Fund Services, LLC (RFS), the distributor of Fund shares, Royce & Associates, LP, the Fund’s investment adviser, and/or the Funds may pay fees to broker-dealers, financial intermediaries, and other service providers that introduce investors to the Funds and/or provide certain administrative services to its customers who own Fund shares.

For information and policies on Individual Retirement Account (IRA) or GiftShare Accounts in Royce Small/Mid-Cap Premier Fund, please refer also to the respective booklets that deal separately with them, as many services offered in this guide are not available for those types of accounts. You must use separate applications and other forms to open these accounts. Please call Investor Services at (800) 221-4268 or visit www.roycefunds.com to obtain these materials.

Account Information
The Funds pay their own management fees and other operating expenses as outlined in their respective Prospectuses.
Please mail all account-related correspondence, including Account Applications, subsequent investments, and written requests for redemption—

by regular mail to:

The Royce Funds
c/o DST AMS
PO Box 219012
Kansas City, MO 64121-9012

by registered mail or overnight courier to:

The Royce Funds
c/o DST AMS
330 West 9th Street
Kansas City, MO 64105

How to Open an Account
You may open an account online at www.roycefunds.com, by mail, or through a financial intermediary. Once you are a direct Royce Fund shareholder (that is, you opened your account directly through The Royce Funds and not through a financial intermediary), you can also open additional accounts online.

Online
You can set up an account online by visiting www.roycefunds.com and clicking on the Shareholder Login tab. Please note that GiftShare Accounts in Royce Small/Mid-Cap Premier Fund are not available for purchase online. (If you would like to invest in a GiftShare Account in this Fund, you may do so by mail.)

You can also download a Prospectus and Account Application from www.roycefunds.com.
Online account access also allows you to manage your account online once you have registered (see “Managing Your Account Online” below for more details).

By Mail
Complete and sign the enclosed Account Application. Make your check payable to The Royce Fund and mail it, together with your Application, to The Royce Funds, c/o DST AMS (see mailing addresses to the left).

Special Notice To Non-U.S. Investors
The Funds do not offer their shares for sale outside of the United States. We mail prospectuses and other information to U.S. addresses only, and we can accept new account requests from U.S. addresses only.

DST Asset Manager Solutions, Inc. (“DST AMS”) DST AMS serves as the Funds’ transfer agent. State Street Bank and Trust Company is the custodian for securities, cash, and other assets of the Funds.

Managing Your Account Online
Online access allows you to open new accounts directly online and gives you the ability to manage your account(s) online. To access, or register for, online services go to www.roycefunds.com. First-time users need to register for the services by creating a Username and

50 | The Royce Fund Prospectus 2018

Password. Once registered, you can login with your unique Username.
You then have the ability to:
1.	Check your most recent account value
2.	Sign up for eDelivery to have Prospectuses, Financial Reports, semiannual account statements, transaction confirmation statements, duplicate confirmation statements, and tax forms e-mailed to you
3.	Review your recent account history, including distributions
4.	Change your address (a redemption restriction of 30 days applies)
5.	Make subsequent purchases[1] ($50 minimum)
6.	Exchange between funds[1]
7.	Redeem fund shares[1] ($50,000 maximum)
8.	Establish an Automatic Investment Plan
9.	View average cost and tax summary information

[1]Options 5, 6, and 7 are not available for GiftShare Accounts in Royce Small/Mid-Cap Premier Fund. Bank information must be established on your account prior to purchasing shares.

About Online Security
Your Username and Password allow you to login and access portfolio information. Both your Username and Password are encrypted when you login to access your account.
Royce & Associates uses industry best practices to ensure the confidentiality and safety of your information and transactions. Shareholders who wish to sign up for account access must have a secure web browser that uses Secure Sockets Layer (SSL) technology with 128-bit encryption. This helps to keep your use of account access confidential.

Your Username and Password are Encrypted
When you login, your Username and Password are both encrypted. Although you will not see an “https” address or the lock symbol at the bottom of your browser window until you have logged in, we assure you that your personal information is secure as it is accepted by our transfer agent’s secure server.

Three Wrong Passwords and You’re Out
We have limited to 3 the number of times that a user can enter an incorrect Password in order to deter unauthorized users. Once your Password has been entered incorrectly 3 times, you will be locked out of the system. To re-establish access, you need to telephone Shareholder Services at (800) 841-1180, Monday through Friday, 9 a.m. to 6 p.m. Eastern time.

Also, if there is no activity for 15 minutes, you will be automatically logged off the system. If you leave your computer unattended, this time-out feature helps to prevent an unauthorized user from accessing the account(s).

How to Purchase Additional Shares
You may purchase additional Fund shares online, by telephone, and by mail.

Online
Once you have registered to access your account online, you can purchase Fund shares after logging in. Funds are debited from your bank checking account through ACH. ($50 minimum—bank information must be established on your account before purchasing shares.)

By Telephone
To pay using the Automated Clearing House (ACH):
By establishing the Expedited Purchase option on your Account Application, a telephone call allows you to have funds automatically debited from your bank checking account through ACH. Call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call our automated Royce Infoline at (800) 78-ROYCE at any time to buy additional Fund shares ($50 minimum). If your purchase request is received after the market closes (generally 4 p.m. Eastern time), it will receive the next business day's NAV.

To pay by bank wire:
Please note that payments for wire purchases must be received by the close of regular trading on the NYSE (generally 4 p.m. Eastern time) ($500 minimum).

Wiring instructions are:

State Street Bank and Trust Co., Inc.
ABA # 011000028
Credit DDA # 9904-712-8
Name of Royce Fund–Consultant Class
Account Number
Account Name

By Mail
Make your check—$50 minimum—payable to The Royce Fund. Fill out the amount of your purchase on the investment form found at the bottom of your latest statement. If you do not have a form, simply write the name of the Fund in which you are investing and your account number clearly on the check. Mail to The Royce Funds, c/o DST AMS (see mailing addresses on page 50).

Please note that the Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.

Convenient Methods of Making Regular, Automatic Expedited Purchases
Select the following services on your Account Application or, if you have an existing Royce Funds account, call Investor Services at (800) 221-4268 for an enrollment form or download one at www.roycefunds.com. You may also establish these services online.

Automatic Investment Plan
You can make regular purchases to your Royce Fund account directly from your bank account through ACH on a monthly or quarterly basis on the date you select ($50 minimum).

The Royce Fund Prospectus 2018 | 51

Direct Deposit Payroll Deduction Plan
You can make investments from your payroll or government check into your Royce Fund account each payment or pay period. Your employer must have direct deposit through ACH available for employees. You may cancel the option by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or of any financial institution transmitting payments. To sign up, you need to complete an Authorization for Direct Deposit form, which you can download by going to the Fund Literature page on www.roycefunds.com, clicking on How to Invest at the foot of the page, and clicking Applications & Special Forms or by calling Investor Services at (800) 221-4268.

Important Information about Purchases
•
If your check or wire does not clear, or if the Funds or their transfer agent do not receive payment for any telephone or online purchase, the transaction will be cancelled and you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered Royce Fund account as reimbursement for any loss.

•	The Funds do not accept third-party checks, “starter” checks, or money orders for initial or subsequent purchases.
•
In order to avoid lengthy processing delays caused by clearing foreign checks, the Funds will only accept a foreign check that has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspondent bank.

•	The Funds reserve the right both to suspend the offering of Fund shares to new investors and to reject any specific purchase request.
•
You may have your bank account information taken from your initial investment check. Otherwise, you must include a voided check with your Account Application for Expedited Purchases and Redemptions. It can take up to three weeks to establish these services; you will receive confirmation of their activation by mail.

Important Information about Telephone and Online Transactions
Neither the Funds nor their transfer agent will be liable for following instructions reasonably believed to be genuine that are received by telephone or made online. The transfer agent uses certain procedures designed to confirm that instructions are genuine. Procedures may include requiring some form of personal identification prior to acting on the instructions, such as providing written confirmation of the transaction and/or recording incoming calls. If the Funds or their transfer agent do not follow such procedures, then they may be liable for any losses due to unauthorized or fraudulent transactions.

How to Sell Shares
You may sell shares in your account at any time and make requests online, by telephone, and by mail. DST AMS will generally send the proceeds within two business days of receiving the request.
Redemptions from Royce-sponsored retirement plan accounts—IRA—and from accounts for which share certificates are outstanding must be made in writing.
Certain other redemption requests must be made in writing and also require a medallion guarantee of the signature(s) of the shareholder(s). These include redemption requests for $50,000 or more, for a payee(s) other than the shareholder(s), or for proceeds to be sent to an address other than the address of record.

Online
Once you have registered to access your account at www.roycefunds.com, login, and click the Fund you want to sell, and select Redeem from the Account Actions dropdown menu. Proceeds may be sent by check, by bank wire, or through ACH. (This service is not available for GiftShare Accounts in Royce Small/Mid-Cap Premier Fund.)

By Telephone
For any amount less than $50,000, you may call Shareholder Services at (800) 841-1180 between 9 a.m. and 5 p.m. Eastern time or call the automated Royce Infoline at (800) 78-ROYCE at any time and DST AMS will mail a check to the address of record on the account. If your redemption request is received after the market closes (generally 4pm Eastern time), it will receive the next business day’s NAV. You may also establish the Expedited Redemption option, which allows you to have proceeds sent to your bank by wire—usually credited within one business day—and/or by ACH—usually credited within two business days.

Medallion Guarantees

A medallion guarantee protects shareholders and The Royce Fund against fraudulent transactions. You may obtain one at most banks and brokerage firms. A notary public cannot provide you with a medallion guarantee.

By Mail
Mail your letter to The Royce Funds, c/o DST AMS (see page 50 for mailing addresses). Written requests must be in Good Order, meaning that the request meets the Fund’s legal and processing requirements.

All written requests to sell shares must contain at least the following to be in Good Order:
•	The name(s) and signature(s) of each shareholder named in the account registration with medallion guarantee(s) if required
•	The Fund name and account number
•	The dollar or share amount you want to sell
•	The address to which you want proceeds sent
•	Certificates, if you are holding any

52 | The Royce Fund Prospectus 2018

In addition:
•
Trusts and Corporate Retirement Plan Accounts require a letter of instruction signed by the trustee(s) named in the account registration. Redemptions involving third parties, trustees not named in the account registration, successor trustees, or other situations require additional documentation. Please call Shareholder Services at (800) 841-1180 with any questions.

•
Corporate Accounts require a letter of instruction signed by an officer of the corporation and a certified copy of a Corporate Resolution that authorizes the assigning officer to effect transactions. The same party cannot certify the Corporate Resolution and sign the letter of instruction.

• Partnership/Sole Proprietorship Accounts require a letter of instruction signed by the general partner(s)/sole proprietor named in the account registration.
• Nominee Accounts require a medallion-guaranteed letter of instruction signed by a general partner or a nominee facsimile stamp.
•
Transfer on Death Accounts require a medallion-guaranteed letter of instruction signed by the beneficiary(ies) named in the account registration, a certified copy of the deceased shareholder’s Death Certificate, a tax waiver if required by the deceased’s former state of residence, and an affidavit signed by the beneficiary(ies) that states: “Under penalty of perjury, I/we swear that there are no known disputes as to the persons entitled to a distribution under the nonprobate transfer or the amounts to be distributed to each person and no known claims that would affect the distribution requested.”

•
Administrators/executors of shareholder estates must provide a medallion-guaranteed letter of instruction, certified copy of Letters Testamentary, which authorize the signing party to act on behalf of the deceased shareholder and, if required by the deceased’s state of former residence, a certified tax waiver.

If you have any questions about how to ensure that your written redemption request is in Good Order, please call Shareholder Services at (800) 841-1180, or contact us at www.roycefunds.com.

Automatic Withdrawal Plan
This option allows you to automatically redeem shares from your Fund account and have the proceeds transferred directly to your bank account through ACH on a monthly, quarterly, or annual basis generally on the 15th day of the month. You must have at least $25,000 in a Fund account to be eligible for this feature.

Automated Clearing House (“ACH”)
ACH effects electronic transfers between banks and Royce Fund accounts. Before signing up for any automated account services, find out if your bank is a member of ACH. Banks generally charge no fees for ACH transactions. Passbook savings accounts may not be eligible for ACH services.

Important Information About Redemptions
• Telephone and online redemptions will not be permitted for 30 days after a change in the address of record.
•
If you are redeeming shares recently purchased by check or through ACH, proceeds may not be sent until payment for the purchase is collected, which may take up to 15 calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

•
If you have difficulty making a redemption by telephone or online, you may want to make your redemption request by regular or express mail (See “How to Sell Shares: By Mail” on page 52 for processing information). The Funds reserve the right to revise or terminate telephone or online redemption privileges at any time.

•
The Funds may suspend redemption privileges or postpone payment beyond seven days (1) for any period (A) during which the NYSE is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Funds of securities owned by them is not reasonably practicable or (B) it is not reasonably practicable for the Funds fairly to determine the value of their respective net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

•
The Funds will normally make redemptions in cash, but reserve the right to satisfy a redemption request under certain circumstances by effecting a redemption-in-kind through a pro rata distribution of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares).

How to Exchange Shares
You may make exchanges between Royce Funds in the Consultant Class. However, you must meet the minimum initial investment when you open an account by exchange. Exchanges are not permitted to or from GiftShare Accounts in Royce Small/Mid-Cap Premier Fund.

You may make exchanges online, by telephone, and by mail. An exchange involves a purchase and a redemption; therefore you may realize a taxable gain or loss. Also, exchanges are permitted only if both the registration and the Social Security or Taxpayer Identification Number of the two accounts are identical. You may make an exchange only for shares of a class or series offered for sale in your state of residence. The Fund reserves the right to revise or suspend the exchange privilege at any time.

How to Transfer Ownership
You may transfer the ownership of any of your Fund shares to another person by writing to The Royce Funds, c/o DST AMS.

The Royce Fund Prospectus 2018 | 53

As with selling shares, your request must be in Good Order (see “How To Sell Shares” for information regarding Good Order). Please call Shareholder Services at (800) 841-1180 for instructions.

Statements and Reports
•
A confirmation statement is sent to you, electronically or by mail, each time there is a transaction in your account. You can also review your recent account history once you have registered for online account access.

• Year-to-date account statements are sent semiannually.
•
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via eDelivery. Please go to www.roycefunds.com for more details.

Other Information
Certificates
The Royce Funds do not issue certificates. If a certificate is lost, stolen, or destroyed, you may have to pay the expense to replace it. You must return certificates with any redemption request. For these reasons, the Funds generally discourage the issuing of certificates.

Minimum Account Balance
Due to the relatively high cost of maintaining low-balance accounts, The Royce Funds reserve the right to redeem shares in the account of any Fund (except GiftShare Accounts in Royce Small/Mid-Cap Premier Fund) if the account falls below the minimum initial investment because of redemptions by the shareholder.

The Fund may notify you if, due to redemption(s), the balance in your account is less than the appropriate minimum initial investment (see page 46), or if you discontinue an Automatic Investment Plan before your account reaches the $2,000 minimum initial investment. You would then have 60 days to increase your balance before the Fund would close your account.

In each of the cases described above, the Fund would promptly pay redemption proceeds to the shareholder.

If you have any questions about the material in this Shareholder Guide, please call Investor Services at (800) 221-4268, or e-mail us at www.roycefunds.com.

54 | The Royce Fund Prospectus 2018

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By Mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By Telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 CR-PRO-0518

2

May 1, 2018

Prospectus
W Class Shares

Royce Premier Fund
RPRWX

Royce Total Return Fund
RTRWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

roycefunds.com

Royce Premier Fund	2

Royce Total Return Fund	5

Financial Highlights	8

Royce’s Investment Universe	9

Investing in Foreign Securities	11

Management of the Funds	12

General Shareholder Information	14

This Prospectus relates only to the W Class shares of The Royce Funds, which are designed for certain wrap fee programs offered through financial intermediaries.

The Royce Fund Prospectus 2018 | 1

Royce Premier Fund

Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.99%

Distribution (12b-1) fees	0.00%

Other expenses	0.18%

Total annual Fund operating expenses	1.17%

Example This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

2 | The Royce Fund Prospectus 2018

Royce Premier Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies with stock market capitalizations up to $3 billion at the time of investment. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.

Normally, the Fund invests at least 80% of its net assets in equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $3 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $3 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 22.03% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -21.94% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

The Royce Fund Prospectus 2018 | 3

Royce Premier Fund (concluded)

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR

W Class
Return Before Taxes	23.83	11.70	8.83
Return After Taxes on Distributions	19.87	8.27	6.84
Return After Taxes on Distributions and Sale of Fund Shares	16.62	8.70	6.90

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Lauren A. Romeo and Steven G. McBoyle manage the Fund with him. Mr. Royce has been portfolio manager since the Fund’s inception. Ms. Romeo and Mr. McBoyle became portfolio managers in 2016. Ms. Romeo (2006-2015) and Mr. McBoyle (2014-2015) were previously the Fund’s assistant portfolio managers.

How to Purchase and Sell Fund Shares
The Fund’s W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.

You may sell shares in your account at any time through your financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4 | The Royce Fund Prospectus 2018

Royce Total Return Fund

Investment Goals
Royce Total Return Fund’s investment goals are long-term growth of capital and current income.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	0.00%

Maximum deferred sales charge	0.00%

Maximum sales charge (load) imposed on reinvested dividends	0.00%

Redemption fee	0.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.99%

Distribution (12b-1) fees	0.00%

Other expenses	0.22%

Acquired fund fees and expenses	0.02%

Total annual Fund operating expenses	1.23%

Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	$125
3 Years	$390
5 Years	$676
10 Years	$1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

The Royce Fund Prospectus 2018 | 5

Royce Total Return Fund (continued)

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of small-cap companies with stock market capitalizations up to $3 billion that it believes are trading below its estimate of their current worth. Royce believes that regular dividend payments are often a positive signal that may indicate attractive attributes including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in dividend-paying securities, favoring companies with low leverage, below-average valuations, and a history of above-average profitability. Each of the Fund’s portfolio managers manages segments of the Fund’s assets, while the Lead Portfolio Manager oversees investments across all segments.

Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk–the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings. In particular, if the Fund overweights its investments in the finance sector or its related industries, the Fund will be more vulnerable to adverse developments affecting finance-related companies, including, among other things, changes in government regulations, interest rate levels, and general economic conditions.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Calendar Year Total Returns
During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.11% (quarter ended 12/31/08).

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each

6 | The Royce Fund Prospectus 2018

Royce Total Return Fund (concluded)

distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Annualized Total Returns
As of 12/31/17 (%)
	1 YEAR	5 YEAR	10 YEAR
W Class
Return Before Taxes	13.59	12.28	7.98
Return After Taxes on Distributions	10.15	9.30	6.30
Return After Taxes on Distributions and Sale of Fund Shares	10.38	9.32	6.22

Russell 2000 Index
(Reflects no deductions for fees, expenses, or taxes)	14.65	14.12	8.71

Investment Adviser and Portfolio Management
Royce serves as investment adviser to the Fund. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Manager Jay S. Kaplan manages the Fund with him. They are assisted by Portfolio Managers George Necakov and Chris E. Flynn. Mr. Royce has been the portfolio manager since the Fund’s inception. Mr. Kaplan has been portfolio manager since 2011 and was previously assistant portfolio manager (2005-2011). Mr. Necakov became assistant portfolio manager in 2005, and Mr. Flynn became assistant portfolio manager in 2007.

How to Purchase and Sell Fund Shares
The Fund’s W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts.

You may sell shares in your account at any time through your financial intermediary.

Tax Information
The Fund intends to make distributions that are expected to be taxable to you as ordinary income or capital gains unless your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred.

Financial Intermediary Compensation
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Royce Fund Prospectus 2018 | 7

Financial Highlights

This table is intended to help you understand the financial performance of each Fund’s W Class shares for the past five years. The table reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Funds’ 2017 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Royce Premier Fund – W Class
PERIOD ENDED DECEMBER 31,	2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$15.57	$14.32	$19.76	$22.16	$19.20

Investment Operations
Net investment income (loss)	$(0.01)	0.06	0.14	0.09	0.00

Net realized and unrealized gain (loss) on investments and foreign currency	$3.66	3.27	(2.12)	(0.33)	5.23

Total from investment operations	$3.65	3.33	(1.98)	(0.24)	5.23

Distributions
Distributions from net investment income	$ –	(0.04)	(0.13)	(0.09)	–

Distributions from net realized gain on investments and foreign currency	$(2.53)	(2.04)	(3.33)	(2.07)	(2.27)

Total distributions	$(2.53)	(2.08)	(3.46)	(2.16)	(2.27)

Net Asset Value, End of Period	$16.69	$15.57	$14.32	$19.76	$22.16

Total Return	23.83%	23.06%	(9.88)%	(0.89)%	27.73%

Net Assets, End of Period (in thousands)	$31,959	$147,937	$192,785	$446,380	$552,732

Ratio of Expenses to Average Net Assets
Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	1.18%	1.17%	1.12%	1.07%	1.09%

Prior to Fee Waivers and Expense Reimbursements	1.17%	1.17%	1.12%	1.07%	1.09%

Net of Fee Waivers and Expense Reimbursements	1.17%	1.17%	1.12%	1.07%	1.09%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08)%	0.34%	0.51%	0.36%	0.01%

Portfolio Turnover Rate	8%	15%	13%	9%	11%

Royce Total Return Fund – W Class
PERIOD ENDED DECEMBER 31,	2017	2016	2015	2014	2013

Net Asset Value, Beginning of Period	$13.67	$11.88	$14.72	$16.45	$13.62

Investment Operations
Net investment income (loss)	$0.14	0.17	0.16	0.15	0.16

Net realized and unrealized gain (loss) on investments and foreign currency	$1.66	2.91	(1.23)	0.03	4.23

Total from investment operations	$1.80	3.08	(1.07)	0.18	4.39

Distributions
Distributions from net investment income	$(0.12)	(0.20)	(0.12)	(0.29)	(0.14)

Distributions from net realized gain on investments and foreign currency	$(1.79)	(1.09)	(1.65)	(1.62)	(1.42)

Total distributions	$(1.91)	(1.29)	(1.77)	(1.91)	(1.56)

Net Asset Value, End of Period	$13.56	$13.67	$11.88	$14.72	$16.45

Total Return	13.59%	25.96%	(7.28)%	1.35%	32.71%

Net Assets, End of Period (in thousands)	$95,955	$79,702	$118,167	$261,829	$249,035

Ratio of Expenses to Average Net Assets
Prior to Fee Waivers, Expense Reimbursements, and Balance Credits	1.21%	1.20%	1.18%	1.13%	1.15%

Prior to Fee Waivers and Expense Reimbursements	1.21%	1.20%	1.18%	1.13%	1.15%

Net of Fee Waivers and Expense Reimbursements	1.21%	1.20%	1.18%	1.13%	1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets	1.00%	1.03%	1.17%	0.97%	0.99%

Portfolio Turnover Rate	12%	16%	11%	18%	21%

8 | The Royce Fund Prospectus 2018

Royce’s Investment Universe

Investing in Small-Cap Companies
The large and diverse universe of small-cap companies available for investment by Royce Premier and Total Return Funds consists primarily of those with market capitalizations up to $3 billion. Small-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors, and may not have steady earnings growth. The securities of such companies may also be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the Funds may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. In addition, the purchase or sale of more than a limited number of shares of the securities of a small-cap company may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on the securities of small-cap companies generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

Small-capitalization stocks are those issued by companies with market capitalizations up to $3 billion.

Within small-cap Royce further defines companies with market caps up to $1 billion as micro-cap, a segment that consisted of more than 2,800 U.S. companies at the end of 2017. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap securities with market caps of more than $1 billion, and Royce may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading below Royce’s estimate of the company’s current worth, also involve increased risk.

As of December 31, 2017, there were more than 700 additional small-cap companies with market caps between $1 billion and $3 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. As a result, Royce may employ a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

The Funds may invest in other investment companies that invest in equity securities.
The Funds may also invest 25% of their respective net assets in foreign securities (measured at the time of investment). For more information regarding investing in foreign securities, see page 11.

Investment Approaches
Royce’s portfolio managers use various methods primarily rooted in valuation of each stock and evaluation of each company in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce’s portfolio managers generally invest in equity securities of companies that are trading below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. For these purposes, the term “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended, and includes (without limitation) common stocks, preferred stocks, convertible securities, warrants, and rights. In addition, seeking long-term growth of capital, Royce’s portfolio managers generally consider the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

The Royce Fund Prospectus 2018 | 9

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

Royce’s valuation-based approaches to stock selection strive to reduce some of the other risks of investing in the securities of small-cap companies (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets. Royce attempts to mitigate company-specific risk for Royce Total Return Fund by investing in a relatively larger number of issuers. On the other hand, Royce Premier Fund generally invests a substantial portion of its assets in a limited number of issuers. This investment approach may involve considerably more risk to investors than a more broadly diversified portfolio of securities because it may be more susceptible to any single corporate, economic, regulatory, or market event.

While there can be no assurance that these risk-averse approaches will be successful, Royce believes that it can reduce some of the risks of investing in small-cap companies, whose businesses can be less diversified and whose securities exhibit substantially greater market price volatility than those of larger-cap companies. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-7.

Although Royce’s approaches to security selection seek to reduce downside risk to Fund portfolios, especially during periods of broad small-company stock market declines, they may also potentially have the effect of limiting gains in strong small-company up markets.

Temporary Investments
Each of the Funds may invest without limit in short-term fixed income securities for temporary defensive purposes. If a Fund should implement a temporary investment policy, such policy would be inconsistent with its investment goal and the Fund may not achieve its investment goal while that policy is in effect. Each Fund also may invest in short-term fixed income securities in order to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions.

10 | The Royce Fund Prospectus 2018

Investing in Foreign Securities

Royce defines “foreign” as those securities of companies headquartered outside of the United States. Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments. Each Fund may invest in the securities of companies whose economic fortunes are linked to non-U.S. countries but that do not meet the Fund’s definition of a foreign security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to non-U.S. country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign securities.

The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies because neither Fund intends to hedge its foreign currency exposure; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions, and other adverse political, social, or diplomatic developments that could affect investment; possible difficulties in obtaining and/or enforcing legal judgments in foreign courts; restrictions or prohibitions on foreign investment, including prohibitions or restrictions on investments in specific industries or market sectors; limitations on the total amount or type of position in any single issue; possible imposition by foreign governments of prohibitions or substantial restrictions on foreign investments in their capital markets or in certain industries; sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies headquartered in developing, or emerging market, countries. Developing (or emerging markets) countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Funds’ Statement of Additional Information). Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political, and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of each Fund’s assets denominated in such currencies because neither Fund intends to hedge its foreign currency exposure. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume, and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies headquartered in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

The Royce Fund Prospectus 2018 | 11

Management of the Funds

Royce & Associates, LP (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151.

Charles Royce Portfolio Manager Founded Royce in 1972 Portfolio Manager for: Royce Premier Fund (Lead) Royce Total Return Fund (Lead)

Christopher D. Clark Chief Executive Officer, President, Co-Chief Investment Officer Employed by Royce since 2007

Francis D. Gannon Co-Chief Investment Officer Employed by Royce since 2006

Jay S. Kaplan Portfolio Manager Employed by Royce since 2000 Portfolio Manager for: Royce Total Return Fund

Lauren A. Romeo Portfolio Manager Employed by Royce since 2004 Portfolio Manager for: Royce Premier Fund

Steven G. McBoyle Portfolio Manager Employed by Royce since 2007 Portfolio Manager for: Royce Premier Fund

Chris E. Flynn Portfolio Manager Employed by Royce since 1993 Assistant Portfolio Manager for: Royce Total Return Fund

George Necakov Portfolio Manager Employed by Royce since 1994 Assistant Portfolio Manager for: Royce Total Return Fund

Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).
The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

Fund shares purchased through a third party may be held in the name of that party on the Fund’s books. Royce may compensate broker-dealers and other financial intermediaries that introduce investors to the Fund, provide the opportunity to distribute the Fund through their sales personnel, provide access to their sales personnel and branch offices, and/or provide certain administrative services to their customers who own Fund shares. These payments are sometimes referred to as “revenue sharing.”

Payments to third parties (each, a “financial intermediary”) may: (i) be substantial to any given financial intermediary, (ii) be more or less than the payments received by a financial intermediary with respect to other mutual funds, and (iii) exceed the costs and expenses incurred by the financial intermediary for any servicing activities in respect of the Funds. Revenue sharing arrangements are separately negotiated between Royce and/or its affiliates and the financial intermediaries receiving these payments.

Revenue sharing payments may influence financial intermediaries to recommend or sell a Fund over other mutual funds. You may ask your financial intermediary about these differing interests and how the financial intermediary and its employees and associated persons are compensated for administering your Fund investment. Revenue-sharing payments may benefit Royce to the extent that the payments result in more assets, on which fees are charged by Royce, being invested in a Fund. More information about these arrangements can be found in the Funds’ Statement of Additional Information.

12 | The Royce Fund Prospectus 2018

Royce Fund Services, LLC (“RFS”) distributes the Funds’ shares. State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. DST Asset Manager Solutions, Inc. (“DST AMS”) is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to each Fund. The annual rate of these fees with respect to each Fund are as follows:

Annual Rate of Fund’s Average Net Assets
•	1.00% of the first $2,000,000,000
•	0.95% of the next $1,000,000,000
•	0.90% of the next $1,000,000,000
•	0.85% of any additional average net assets

For 2017, the actual net fees paid to Royce on average net assets were 0.99% for Royce Premier Fund and 0.99% for Royce Total Return Fund.
For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreements, please see the Funds’ 2017 Semiannual Report to Shareholders.

The Royce Fund Prospectus 2018 | 13

General Shareholder Information

Purchasing Shares
W Class shares are offered by financial intermediaries through certain wrap fee programs and to other institutional investors whose underlying beneficial accounts are maintained by the Fund’s transfer agent in omnibus accounts. If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank, or other financial intermediary, investment minimums, commissions, fees, policies, and procedures may differ from those described in this Prospectus.

W Class shares are primarily intended for omnibus accounts in excess of $1,000,000. Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

The Royce Fund reserves the right both to suspend the offering of either Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. The Fund has appointed an anti-money laundering compliance officer. When you open a new account to buy shares of the Fund, your financial intermediary may ask for your name, address, date of birth, Social Security or Taxpayer Identification Number, and other information that will allow the Fund and your financial intermediary to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your account may not be opened or your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this automatic redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements. Please see “Frequent Trading of Fund Shares” below.

Other Redemption Information
The Funds will normally make redemptions in cash for shareholders who hold shares that are registered in their own name. Each Fund typically expects to send (via check, wire, or ACH) redemption payments to such shareholders within two business days after the transfer agent’s receipt of a redemption request that meets the Fund’s legal and processing requirements (Good Order). For accounts held through financial intermediaries, the length of time that a Fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the financial intermediary and the Fund. For redemption proceeds for intermediary-held accounts that are paid either directly to you from a Fund or to your financial intermediary for transmittal to you, the Fund typically expects to make payments by wire, by ACH, or by issuing a check on the next business day following receipt of a redemption request in Good Order. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption request in Good Order. The financial intermediary, if applicable, is responsible for transmitting redemption proceeds to shareholders. Under certain circumstances and when deemed to be in the best interest of a Fund, redemption proceeds may take up to seven calendar days to be sent after receipt of a redemption request in Good Order. In addition, with respect to investors redeeming shares that were purchased by check or through ACH, redemption proceeds may not be sent until payment for the entire purchase is collected, which may take up to 15 calendar days.

The Funds typically expect to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. The Funds may use other methods to satisfy redemption requests, including using a line of credit or participating in an inter-fund lending program in reliance on exemptive relief from the Securities and Exchange Commission (the SEC). These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, The Royce Fund reserves the right to satisfy a shareholder’s redemption request under certain circumstances by effecting a redemption-in-kind through a pro rata distribution of a Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. For these purposes, such securities will be valued at the same value assigned to them in calculating a Fund’s net asset value per share. If a Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, incur adverse tax consequences in connection with any such disposal, and receive less for them than the price at which they were valued for purposes of redemption.

14 | The Royce Fund Prospectus 2018

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below a Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

The Royce Fund also may suspend redemption privileges or postpone payment for the Funds beyond seven days (1) for any period (A) during which the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by a Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders. The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

The Board of Trustees of The Royce Fund has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).

The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a Fund either preceded or followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.

The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan, or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented, or terminated.

Net Asset Value per Share
Net asset value per share (NAV) is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the NYSE (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing

The Royce Fund Prospectus 2018 | 15

price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of relevant non-U.S. securities. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. When fair value pricing is employed, the price of securities used by a Fund may differ from quotes or published prices for the same security. Certain bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates, and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

The date on which your purchase, redemption, or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The NAV for each Class of a Fund is calculated as of the close of regular trading on the NYSE (generally 4 p.m. Eastern time) and is determined every day that the NYSE is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent, or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website, www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 15 to 20 days after each calendar month end and remain available until the next month’s holdings are posted. The Funds’ portfolio holdings are also available on Form N-Q, which is filed with the SEC within 60 days of the end of the Funds’ first and third quarters and can be obtained at www.sec.gov.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.roycefunds.com for more details.

Dividends, Distributions, and Taxes
Royce Total Return Fund pays any dividends from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. Royce Premier Fund pays any dividends from net investment income and makes any distributions from net realized capital gains annually in December.

Unless you choose otherwise, dividends and distributions will be reinvested automatically in additional shares of the applicable Fund. Unless your account is an IRA or is otherwise exempt from taxation, dividends and distributions will be taxable to you whether paid in cash or reinvested in additional shares. The tax character of distributions (as ordinary income or capital gain) is determined at the Fund level and is not related to how long you have owned a Fund’s shares. Long-term capital gains and qualifying dividends received by a Fund (generally, dividends received from taxable domestic corporations) are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent a Fund makes any distributions derived from long-term capital gains and qualifying dividends, such distribution generally will be eligible for taxation to non-corporate shareholders at the reduced rate, provided (in the case of qualifying dividends) that certain holding period and other requirements are met.

Selling or exchanging shares is a taxable event, and you may realize a taxable gain or loss. Each Fund will report the proceeds of your redemption(s) to you. The tax consequences of a redemption depend on your cost basis and holding period, so you should retain all account statements for use in determining the tax consequences of redemptions. In addition, each Fund is generally required by law to provide you and the Internal Revenue Service (the “IRS”) with cost basis information on the redemption or exchange of any of your shares in a Fund purchased on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s

16 | The Royce Fund Prospectus 2018

net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to you, even though the distribution is economically a return of part of your investment.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from a Fund if you fail to provide the Fund with your correct Social Security Number or other taxpayer identification number, or to make required certifications, or if you have been notified by the IRS that you are subject to back-up withholding.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends, and capital gains) of U.S. individuals with income exceeding $200,000 or $250,000 if married filing jointly, and of certain trusts and estates.

Always consult a tax advisor with questions about federal, state, or local tax consequences. Please see the Funds’ Statement of Additional Information for additional U.S. federal income tax information.

The Royce Fund Prospectus 2018 | 17

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com/literature and by phone.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com/literature and by phone. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By Mail: The Royce Funds, 745 Fifth Avenue, New York, NY 10151

By Telephone: (800) 221-4268

Through the Internet: Prospectuses, applications, IRA forms, and additional information are available through our website at www.roycefunds.com/literature.

Text only versions of the Funds’ prospectus, SAI, and other documents filed with the SEC can be viewed online or downloaded from www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599 W-PRO-0518

TRF-SAI-0518

THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is an open-end registered management investment company, which offers investors the opportunity to invest in seventeen separate portfolios or series. Sixteen of those series are classified as “diversified” funds within the meaning of the Investment Company Act of 1940 (the “1940 Act”) while the remaining series, Royce Special Equity Multi-Cap Fund, is classified as a “non-diversified” fund within the meaning of the 1940 Act. The seventeen series of the Trust (each, a “Fund” and collectively, the “Funds”), the share classes they offer, and their related ticker symbols are:

Royce Pennsylvania Mutual Fund—Investment (PENNX), Service (RYPFX), Institutional (RPMIX), Consultant (RYPCX), and R (RPMRX)
Royce Micro-Cap Fund—Investment (RYOTX), Service (RMCFX) and Consultant (RYMCX)
Royce Premier Fund—Investment (RYPRX), Service (RPFFX), Institutional (RPFIX), Consultant (RPRCX), R (RPRRX), and W (RPRWX)
Royce Low-Priced Stock Fund—Investment (RLPHX), Service (RYLPX), and Institutional (RLPIX)
Royce Total Return Fund—Investment (RYTRX), Service (RYTFX), Institutional (RTRIX), Consultant (RYTCX), R (RTRRX), and W (RTRWX)
Royce Small/Mid-Cap Premier Fund—Investment (RHFHX), Service (RGFAX), Institutional, and Consultant (RYGCX)
Royce Opportunity Fund—Investment (RYPNX), Service (RYOFX), Institutional (ROFIX), Consultant (ROFCX), and R (ROFRX)
Royce Special Equity Fund—Investment (RYSEX), Service (RSEFX), Institutional (RSEIX) and Consultant (RSQCX)

Royce Small-Cap Value Fund—Investment (RVVHX), Service (RYVFX), Institutional (RVFIX), Consultant (RVFCX), and R (RVVRX)
Royce Smaller-Companies Growth Fund—Investment (RVPHX), Service (RYVPX), Institutional (RVPIX), and Consultant (RVPCX)
Royce Small-Cap Leaders Fund—Investment (ROHHX), Service (RYOHX), and Institutional
Royce Global Financial Services Fund—Service (RYFSX) and Institutional (RGFIX)
Royce Dividend Value Fund—Investment (RDVIX), Service (RYDVX), Institutional (RDIIX), and Consultant (RDVCX)
Royce Micro-Cap Opportunity Fund—Investment (ROSFX) and Service (ROSSX)
Royce Special Equity Multi-Cap Fund—Investment (RSMCX), Service (RSEMX), Institutional (RMUIX), and Consultant (RSMLX)
Royce International Discovery Fund—Service (ROIMX)
Royce International Premier Fund—Investment (RIPNX), Service (RYIPX), Institutional (RIPIX), and Consultant (RINPX)

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current statutory Prospectuses, dated May 1, 2018. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2017 (SEC Accession No. 0000949377-18-000050) are incorporated herein by reference. To obtain an additional copy of a Prospectus or an Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at
(800) 221-4268.

Investment Adviser	Transfer Agent
Royce & Associates, LP (“Royce”)	DST Asset Manager Solutions, Inc.

Distributor	Custodian
Royce Fund Services, LLC (“RFS”)	State Street Bank and Trust Company

May 1, 2018

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations above $3 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $3 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE SMALL/MID-CAP PREMIER FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP VALUE FUND - in securities of companies with stock market capitalizations above $3 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALLER-COMPANIES GROWTH FUND – in securities of companies with stock market capitalizations above $7.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SMALL-CAP LEADERS FUND - in securities of companies with stock market capitalizations above $3 billion, non-convertible preferred stocks and debt securities.

ROYCE GLOBAL FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $15 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE MICRO-CAP OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL DISCOVERY FUND (formerly Royce International Micro-Cap Fund) - in securities of companies with stock market capitalizations above $5 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $1 billion and above $3 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

Listed below are the Funds’ fundamental investment policies and limitations and operating policies. A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund. Except for the fundamental investment policies set forth below, the investment policies and limitations described in this Statement of Additional Information and the Funds’ investment objectives are operating policies and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting a Fund in which they beneficially own shares.

Unless otherwise expressly noted, compliance with each Fund’s investment policies and limitations will be determined immediately after or at the time of the acquisition of the security or relevant asset except for Fundamental Policy No. 4, with which the Funds must comply on a continuous basis. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations (other than for Fundamental Policy No. 4). In the event the percentage of a Fund’s assets invested in illiquid securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances, the Fund will consider, based on all relevant facts and circumstances, taking appropriate measures to reduce the percentage of its assets invested in illiquid securities in an orderly fashion. No Fund, however, will be required to sell illiquid securities if the percentage of its assets invested in such securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances.

No Fund may, as a matter of fundamental policy:

1.	Issue any senior securities, except that in the case of Royce Micro-Cap Opportunity Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.	Purchase securities on margin or write call options on its portfolio securities, except for Royce Micro-Cap Opportunity Fund, which is not subject to the restriction on writing call options;

3.	Sell securities short, except for Royce Micro-Cap Opportunity Fund, which is not subject to this restriction;

4.	Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets and (ii) Royce Micro-Cap Opportunity Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.	Invest more than 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.	Invest in restricted securities (except for Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, and Royce Dividend Value Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Micro-Cap Opportunity Fund, Royce International Premier Fund, Royce International Discovery Fund, and Royce Special Equity Multi-Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.	Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce International Premier Fund, Royce International Discovery Fund, and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities) (except for Royce Special Equity Multi-Cap Fund, which is not subject to such limitation);

10.	Invest more than 25% of its assets in any one industry (except for Royce Global Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer (except for Royce Special Equity Multi-Cap Fund, which is not subject to such limitation);

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.	Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

Certain operating policies of the Funds are set forth below. Such operating policies may be changed by the Board without shareholder approval.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

Each of Royce International Discovery Fund and Royce International Premier Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of companies headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 5% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Global Financial Services Fund may not, as a matter of operating policy, invest more than 10% of its net assets in the securities of companies headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Discovery Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

Royce Micro-Cap Opportunity Fund may not, as a matter of operating policy:

1.	Write options on its portfolio securities;

2.	Sell securities short; or

3.	Borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

For purposes of Fundamental Policy No. 6, the Trust does not consider foreign government securities to be the securities of foreign issuers.

For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be “restricted” if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

The Trust interprets Fundamental Policies No. 7 and No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Discovery Fund, and Royce International Premier Fund) of its net assets in illiquid securities.

For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

Each Fund may invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, Royce International Discovery Fund, and Royce International Premier Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Equity Securities

Each Fund invests in equity securities to the extent set forth in its Prospectus. For these purposes, “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Common stocks, preferred stocks, convertible securities, warrants, rights, and options are some examples of equity securities in which the Funds may invest. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

Funds’ Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to the company’s management or its board of directors and/or other stockholders if Royce or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or expenses or liabilities incurred.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to satisfy its requirements. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk. Collateral supplied from the borrower that is re-invested is subject to market and other investment-related risks.

The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. These speculative securities are commonly referred to as “below investment grade” securities or “junk” bonds. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default or about to be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity or perceived capacity to make timely payment of principal and interest. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a debt security rated “below investment grade” in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board. Judgment and other subjective factors play a greater role in the valuation of lower-rated (high-risk) debt securities than securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may adversely affect the value of a Fund’s investment in lower-rated (high-risk) debt securities along with its ability to dispose of that investment.

Since the risk of default is higher for “junk bonds”, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations or has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics) without regard to gradations within those ratings categories.

Foreign Investments

Although each of Royce International Discovery Fund and Royce International Premier Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the relevant Fund’s net assets may be invested in securities of companies headquartered in "developing countries," also known as emerging markets. Under normal market circumstances, Royce Global Financial Services Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States. During periods when market conditions are not deemed favorable by Royce, Royce Global Financial Services Fund will invest at least 30% of its net assets in such companies. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of companies that are headquartered in foreign countries; Royce Opportunity Fund may invest up to 10% of its total assets in the securities of companies that are headquartered in foreign countries; each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may invest up to 25% of its net assets in the securities of companies that are headquartered in foreign countries. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to foreign countries but do not meet the Fund’s definition of a foreign country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to foreign country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign country securities.

Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, confiscatory taxation, foreign exchange controls, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect the value of the Fund’s foreign investments along with its ability to dispose of those investments. Investments in foreign securities also may be subject to possible difficulties in obtaining and/or enforcing legal judgments in foreign courts; restrictions or prohibitions on foreign investment, including prohibitions or restrictions on investments in specific industries or market sectors; limitations on the total amount or type of position in any single issue; and possible imposition by foreign governments of prohibitions or substantial restrictions on foreign investments in their capital markets or in certain industries. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the value of the Funds’ foreign investments, Royce does not expect to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities it purchases on behalf of the Funds. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency hedging transactions.

Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The risk factors noted above are generally heightened for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. See “Developing Countries” below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

Each of Royce International Discovery Fund and Royce International Premier Fund may not invest more than 35% of its net assets in the securities of companies headquartered in developing countries. Royce Global Financial Services

Fund may not invest more than 10% of its net assets in the securities of companies that are headquartered in developing countries. Each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, and Royce Special Equity Multi-Cap Fund may not invest more than 5% of its net assets in the securities of companies that are headquartered in developing countries.

Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The risk factors noted above in “Foreign Investments” are generally heightened for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the securities markets in developing countries are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally, developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. Investments in developing countries also are subject to the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the value of the Funds’ investments. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to developing countries but do not meet the Fund’s definition of a developing country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to developing country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing developing country securities.

Investments in Other Investment Companies and Exchange-Traded Funds

The Funds (except for Royce Special Equity Fund, which may invest up to 5% of its total assets in the securities of other investment companies) may purchase, sell and invest in the securities of other investment companies, including money market funds, exchange-traded funds (“ETFs”), registered open-end and closed-end funds, and unregistered funds to the extent permitted under the 1940 Act. As a result, to the extent a Fund invests in another investment company, the investment performance of the Fund will be directly impacted by the investment performance of that investment company. Likewise, a Fund will be exposed to the same risks as such investment companies in direct proportion to the allocation of its assets among those investment companies. In addition, when a Fund invests in another investment company, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

ETFs are ownership interests in registered open-end funds, unit investment trusts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry, sector or asset class. The relevant Funds also may, from time to time, purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors. The relevant Funds also may invest in ETFs that use financial derivatives or leverage in an attempt to provide a multiple of the returns of an underlying index or other financial asset on a daily basis or an inverse of those returns. Investment exposure to leveraged or inverse ETFs may increase a Fund’s volatility and magnify any losses.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the relevant Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements which mature in seven days or less, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce to represent acceptable credit risk.

Warrants, Rights and Options

Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices are not necessarily correlated with the market prices of the underlying securities.

The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

Although Royce Micro-Cap Opportunity Fund is not prohibited from engaging in short sale transactions in accordance with the fundamental investment policies listed above, such Fund, may not, as a matter of operating policy, sell securities short.

Borrowing

Each Fund may not borrow money from banks other than as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets.

Financial Services Companies

Royce Global Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Investments by Affiliated and Non-Affiliated “Funds of Funds” in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds that are invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of these rebalancing trades or investments by the fund of funds could adversely affect the Fund’s investment performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

The Funds’ investment adviser, Royce & Associates, LP, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by Section 529 plans.

* * *

Royce believes that each of the Funds, except Royce Total Return Fund and Royce Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable investments only for those investors who are in a financial position to assume above-average risks in the search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

The following tables set forth certain information as to each Trustee and officer of the Trust. The Trustees have oversight responsibility for the Trust’s operations and are subject to various duties imposed on directors of registered investment companies under the 1940 Act and state law.

				Number of	Other Public
		Term of		Portfolios in	Company
Name, Age and Address	Position(s)	Office* and		Fund Complex	Directorships
of Interested	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Charles M. Royce (78) 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Chairman of the Board of Managers of Royce & Associates, LP (“Royce”), the Trust’s investment Adviser; Chief Executive Officer (1972 – June 2016) and President (1972 – June 2014) of Royce.	22	TICC Capital Corp

Christopher D. Clark (52) 7 45 Fifth Avenue New York, NY 10151	Trustee and President	Since 2014	Chief Executive Officer (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director and, since June 2015, a Member of the Board of Managers of Royce, having been employed by Royce since May 2007.	22	None

*Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s Trustees are also Directors/Trustees of Royce Value Trust, Inc. (“RVT”), Royce Micro-Cap Trust, Inc. (“RMT”), Royce Global Value Trust, Inc. (“RGT”), and Royce Capital Fund (“RCF”) (collectively with the Trust, “The Royce Funds”).

				Number of	Other Public
		Term of		Portfolios in	Company
Name, Age and Address	Position(s)	Office* and		Fund Complex	Directorships
of Non-Interested	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Patricia W. Chadwick (69) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	22	Wisconsin Energy Corp. And ING Mutual Funds

Christopher C. Grisanti (56) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since Aug. 2017	Co-Founder and Chief Executive Officer of Grisanti Capital Management, LLC, an investment advisory firm (since 1999). Mr. Grisanti’s prior business experience includes serving as Director of Research and Portfolio Manager at Spears Benzak, Salomon & Farrell (from 1994 to 1999) and senior associate at the law firm of Simpson, Thacher & Bartlett (from 1988 to 1994).	22	None

Stephen L. Isaacs (78) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs’s prior business experience includes having served as President of The Center for Health and Social Policy (from 1996-2012); Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	22	None

Arthur S. Mehlman (76) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005);Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryl and Business Roundtable for Education (from July 1984 to June 2002).	40 (Director/Trustee of all Royce Funds consisting of 22 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	None

Name, Age and Address of Non-Interested Trustees	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships During Past 5 Years

David L. Meister (78) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister’s prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	22	None

G. Peter O’Brien (72) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	Director, Bridges School (since 2006); Trustee Emeritus of University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	40 (Director/Trustee of all Royce Funds consisting of 22 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	TICC Capital

Michael K. Shields (59) c/o The Royce Funds 745 Fifth Avenue New York, NY 10151	Trustee	Since April 2015	President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company (since May 2012). Mr. Shields’s prior business experience includes owning Shields Advisors, an investment consulting firm (from April 2010 to June 2012).	22	None

*Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s Trustees are also Directors/Trustees of RVT, RMT, RGT, and RCF.

Name, Age and Address of Trust Officers	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships During Past 5 Years

Peter K. Hoglund* (52) 745 Fifth Avenue New York, NY 10151	Treasurer	Since 2015	Chief Financial Officer, Chief Administrative Officer and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.	N/A	None

Daniel A. O’Byrne* (56) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

Francis D. Gannon* (50) 745 Fifth Avenue New York, NY 10151	Vice President	Since 2014	Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.	N/A	None

John E. Denneen* (51) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Managing Director and, since June 2015, a member of the Board of Managers of Royce; Chief Legal and Compliance Officer and Secretary of Royce.	N/A	None

Lisa Curcio* (58) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None

*An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each officer will hold office for the year ending December 31, 2018 and thereafter until their respective successors are duly elected and qualified.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

•	Charles M. Royce – In addition to his tenure as a Director/Trustee of The Royce Funds, Mr. Royce serves as the Chairman of the Board of Managers of Royce. Mr. Royce served as the Chief Executive Officer of Royce from 1972 to June 2016 and the President of Royce from 1972 to June 2014. Mr. Royce has over 40 years of investment and business experience.

•	Christopher D. Clark – In addition to his tenure as a Director/Trustee of The Royce Funds, Mr. Clark serves as the Chief Executive Officer, President, and Co-Chief Investment Officer of Royce, having been employed by Royce since 2007. Mr. Clark has over 25 years of investment and business experience, including extensive experience in the financial sector.

•	Patricia W. Chadwick – In addition to her tenure as a Director/Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

•	Christopher C. Grisanti – In addition to his tenure as a Director/Trustee of The Royce Funds, Mr. Grisanti co- founded and serves as Chief Executive Officer of Grisanti Capital Management LLC, an investment advisory firm. Mr. Grisanti has over 20 years of investment industry experience.

•	Stephen L. Isaacs – In addition to his tenure as a Director/Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•	Arthur S. Mehlman – In addition to his tenure as a Director/Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman serves as the Chairman of the Board’s Audit Committee, acting as liaison between the Boards and the Funds’ independent registered public accountants, and is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•	David L. Meister – In addition to his tenure as a Director/Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•	G. Peter O’Brien – In addition to his tenure as a Director/Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O’Brien serves as co-Chairman of the Boards’ Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

•	Michael K. Shields – In addition to his tenure as a Director/Trustee of The Royce Funds, Mr. Shields serves as President and Chief Executive Officer of Piedmont Trust Company, a private North Carolina trust company. Mr. Shields has over 30 years of investment and business experience, including extensive experience in the financial sector.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the Trust’s Trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with Royce (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, more than 75% of the Trust’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Mehlman, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

Information relating to the share ownership of each Trustee in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2017 is set forth in the tables below.

Charles M. Royce
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - 100,000
Royce Total Return Fund	Over $100,000
Royce Small/Mid-Cap Premier Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce Global Financial Services	Over $100,000
Fund Royce Dividend Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Christopher D. Clark
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$1 - $10,000
Royce Premier Fund	$1 - $10,000
Royce Special Equity Fund	$1 - $10,000
Royce Total Return Fund	$1 - $10,000
Royce Cap Opportunity Fund	Over $100,000
Royce Micro-Cap Opportunity Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce Small/Mid-Cap Premier Fund

The Royce Funds		Over $100,000

Patricia W. Chadwick
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Small-Cap Value Fund	Over $100,000
Royce Small-Cap Leaders Fund	Over $100,000
Royce International Premier Fund	Over $100,000

The Royce Funds		Over $100,000

Christopher C. Grisanti
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce International Premier Fund	$10,001 - $50,000

The Royce Funds		$10,001 - $50,000

Stephen L. Isaacs
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$50,001 - $100,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Special Equity Fund	Over $100,000
Royce Total Return Fund	$1 - $10,000
Royce Opportunity Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

Arthur S. Mehlman
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$50,001 - $100,000
Royce Small-Cap Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Smaller-Companies	$50,001 - $100,000
Growth Fund
Royce Dividend Value Fund	$10,001 - $50,000
Royce Small-Cap Leaders Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O’Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	$50,001 - $100,000	Ownership in The Royce Funds
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Special Equity Multi-Cap	Over $100,000

The Royce Funds		Over $100,000

Michael K. Shields
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Special Equity Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

The Board has an Audit Committee, comprised of Patricia W. Chadwick, Christopher C. Grisanti, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister, G. Peter O’Brien, and Michael K. Shields. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Mehlman serves as Chairman of the Audit Committee. Ms. Chadwick and Mr. Mehlman are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2017, the Audit Committee held two meetings.

The Board also has a Nominating Committee, comprised of Patricia W. Chadwick, Christopher C. Grisanti, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister, G. Peter O’Brien, and Michael K. Shields. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board. The Trust has adopted a Nominating Committee charter. Mr. O’Brien serves as Chairman of the Nominating Committee. While the Committee is solely responsible for the selection and nomination of the Fund’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee’s qualifications. During the year ended December 31, 2017, the Nominating Committee held two meetings.

The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration; (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

The Board has a Distribution Committee, comprised of Charles M. Royce. The Distribution Committee is responsible for, among other things, approving the Funds’ payment of dividends from net investment income and distributions from capital gains, if any, to ensure compliance with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Taxation.” During the year ended December 31, 2017, the Distribution Committee took action in respect of the Funds four times through the issuance of written consents.

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the seven Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

Information relating to the Trustees who received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds for the year ended December 31, 2017 is set forth in the table below.

			Total
		Pension or Retirement	Compensation	Total
	Aggregate	Benefits Accrued As	from The Royce	Compensation
	Compensation	Part of	Funds paid to	from
Name	from the Trust	Trust Expenses	Trustees/Directors	Fund Complex*

Patricia W. Chadwick,	$186,500	N/A	$248,300	$248,300
Trustee

Christopher C. Grisanti,	71,168	N/A	94,790	94,790
Trustee**

Stephen L. Isaacs,	186,500	N/A	248,300	248,300
Trustee

Arthur S. Mehlman,	186,500	N/A	248,300	448,300
Trustee

David L. Meister,	186,500	N/A	248,300	248,300
Trustee

			Total
		Pension or Retirement	Compensation	Total
	Aggregate	Benefits Accrued As	from The Royce	Compensation
	Compensation	Part of	Funds paid to	from
Name	from the Trust	Trust Expenses	Trustees/Directors	Fund Complex*

G. Peter O’Brien,	180,000	N/A	239,300	429,300
Trustee

Michael K. Shields,	186,500	N/A	248,300	248,300
Trustee

* Represents aggregate compensation paid to each Trustee during the calendar year ended December 31, 2017 from the Fund Complex. As of such date, the Fund Complex includes the 22 portfolios of The Royce Funds and the 18 portfolios of the Legg Mason Funds.
** Mr. Grisanti became a Trustee of the Trust effective August 14, 2017.

For the period January 1, 2017 to December 31, 2017, each of the non-interested Trustees was paid at an annual rate of $154,000 for serving on the Board, plus $6,500 for each Board meeting attended. These rates will remain in effect for the period January 1, 2018 to December 31, 2018.

Information Concerning Royce

On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason"). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds' investment adviser and a direct wholly-owned subsidiary of Legg Mason. Effective March 1, 2016, Royce & Associates, LLC converted to Royce & Associates, LP, a subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of March 31, 2018, Legg Mason's asset management subsidiaries had aggregate assets under management of approximately $754 billion.

PRINCIPAL HOLDERS OF SHARES

As of April 2, 2018, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of any class of certain of its Funds:

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	19,231,503	Record	13.13%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	15,380,183	Record	10.50%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	7,625,139	Record	5.21%
Harborside Financial Center
Plaza 2, 3rd Floor
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Pennsylvania Mutual Fund
Consultant Class

Morgan Stanley Smith Barney	14,842,903	Record	36.47%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co., Inc.	2,186,249	Record	5.37%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Wells Fargo Clearing Services LLC	3,371,562	Record	8.28%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St, Louis, MO 63103-2523

Raymond James	2,222,575	Record	5.46%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	2,617,035	Record	55.16%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Charles Schwab & Co., Inc.	982,519	Record	20.71%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Pennsylvania Mutual Fund
Institutional Class

National Financial Services LLC	2,151,763	Record	37.96%
499 Washington Blvd.
Jersey City, NJ 07310-1995

TIAA, FSB Cust/TTEE FBO:	566,849	Record	10.00%
Retirement Plans For Which
TIAA Acts As Recordkeeper
Attn: Trust Operations
211 N. Broadway, Ste. 1000
St. Louis, MO 63102-2748

Fifth Third Bank	520,845	Record	9.19%
FBO RHB Cotting Cha
5001 Kingsley Dr., Dept. 3385
Cincinnati, OH 45227-1114

Vanguard Fiduciary Trust Company	415,185	Record	7.32%
Royce Funds Omnibus
P.O. Box 2600
Attn: Outside Funds
Valley Forge, PA 19482-2600

Royce Pennsylvania Mutual Fund
R Class

Matrix Trust Company Trustee	110,102	Record	7.80%
Personal Care Products Council 401K
717 17th Street, Suite 1300
Denver, CO 80202-3304

Capital Bank & Trust Company TTEE	81,171	Record	5.75%
Fulcrum IT Inc. 401K Pl.
8415 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Matrix Trust Company Cust. FBO	79,167	Record	5.61%
Diener Brick Company
717 17th Street, Suite 1300
Denver, CO 80202-3304

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	1,187,720	Record	14.58%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	1,401,970	Record	10.82%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,276,832	Record	9.86%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Royce Micro-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	1,241,235	Record	48.54%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

UBS WM USA	204,502	Record	8.00%
Omni Account M/F
Spec. Cdy A/C EBOC UBSFS1
1000 Harbor Blvd.
Weehawken, NJ 07086-6761

Raymond James	154,406	Record	6.04%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Charles Schwab & Co. Inc.	129,746	Record	5.07%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Wells Fargo Clearing Services LLC	128,077	Record	5.01%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Micro-Cap Fund
Service Class

Morgan Stanley Smith Barney	489,929	Record	45.84%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

BNY Mellon Investment Servicing Inc.	349,930	Record	32.74%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

Charles Schwab & Co. Inc.	66,385	Record	6.21%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
Investment Class

Charles Schwab & Co., Inc.	24,582,027	Record	21.45%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	20,015,118	Record	17.46%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	16,716,348	Record	14.59%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	8,351,526	Record	7.29%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Premier Fund
Service Class

Great-West Trust Company TTEE F	693,580	Record	21.15%
Bentley Systems Incorporated Profit
Ring/401K Plan
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

WTRISC CO IRFA Omnibus Acct	422,430	Record	12.88%
c/o ICMA Retirement Corporation
777 North Capitol Street, NE
Washington, DC 20002-4239

Charles Schwab & Co., Inc.	382,310	Record	11.66%
Reinvest Account
Attn: Mutual Fund Dept. 101
Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	338,016	Record	10.31%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	227,556	Record	6.94%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

ICMA Retirement Corporation	197,882	Record	6.03%
777 North Capitol Street, NE
Washington, DC 20002-4240

Royce Premier Fund
Institutional Class

Edward D Jones & Co.	11,061,394	Record	75.48%
For The Benefit of Customers
12555 Manchester Rd.
St. Louis, MO 63131-3729

National Financial Services LLC	1,224,824	Record	8.36%
499 Washington Blvd.
Jersey City, NJ 07310-1995

Royce Premier Fund
W Class

Wells Fargo Clearing Services LLC	441,909	Record	24.46%
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	158,220	Record	8.76%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-3141

Raymond James	138,545	Record	7.67%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Premier Fund
R Class

Voya Institutional Trust Company	656,316	Record	82.62%
1 Orange Way
Windsor, CT 06095-4773

Voya Retirement Insurance and	47,273	Record	5.95%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Royce Premier Fund
Consultant Class

Morgan Stanley Smith Barney	720,159	Record	31.39%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

UBS WM USA	534,395	Record	23.29%
Omni Acct. M/F Spec. Cdy.
A/C EBOC UBSFS1
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Wells Fargo Clearing Services LLC	245,002	Record	10.68%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Raymond James	163,092	Record	7.11%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Low-Priced Stock Fund
Service Class

Charles Schwab & Co., Inc.	8,387,235	Record	35.74%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	6,997,287	Record	29.81%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Reliance Trust Company FBO	1,597,657	Record	6.81%
Retirement Plans Serviced by MetLife
8515 E Orchard Rd, 2T2
Greenwood Village, CO 80111-5001

TD Ameritrade Inc. for the Exclusive	1,197,609	Record	5.10%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Low-Priced Stock Fund
Investment Class

Wells Fargo Clearing Services LLC	507,114	Record	8.45%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

UBS WM USA	318,827	Record	5.32%
Omni Acct. M/F Spec. Cdy.
A/C EBOC UBSFS1
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Low-Priced Stock Fund
Institutional Class

National Financial Services LLC	375,868	Record	63.05%
499 Washington Blvd.
Jersey City, NJ 08310-1995

Charles Schwab & Co. Inc.	144,000	Record	24.15%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Vanguard Fiduciary Trust Company	36,671	Record	6.15%
Royce Funds Omnibus
P.O. Box 2600
Attn: Outside Funds
Valley Forge, PA 19482-2600

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	22,961,100	Record	20.44%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	18,270,394	Record	16.26%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	10,606,261	Record	9.44%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	7,719,051	Record	6.87%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	6,087,232	Record	5.42%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Dr.
San Diego, CA 92121-3091

TD Ameritrade Inc. for the	5,635,330	Record	5.02%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Total Return Fund
Consultant Class

Morgan Stanley Smith Barney	6,926,956	Record	40.23%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Wells Fargo Clearing Services LLC	1,438,405	Record	8.35%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co., Inc.	1,425,133	Record	8.28%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	1,317,570	Record	7.65%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

RBC Capital Markets LLC	940,074	Record	5.46%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
60 S. 6th St., Ste. 700, #PO8
Minneapolis, MN 55402-4413

Charles Schwab & Co., Inc.	881,731	Record	5.12%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Total Return Fund
Service Class

Charles Schwab & Co. Inc.	1,492,812	Record	25.64%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services FEBO Our	1,113,320	Record	19.12%
Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

TD Ameritrade Inc. for the	506,615	Record	8.70%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Massachusetts Mutual Insurance	399,580	Record	6.86%
Company
1295 State Street, MIP C255
Springfield, MA 01111-0001

State Street Bank and Trust as Trustee	329,049	Record	5.65%
and/or Custodian FBO ADP Access
Product
3 Metrotech Center, 6th Floor
Brooklyn, NY 11201-8401

Royce Total Return Fund
Institutional Class

National Financial Services LLC	4,871,213	Record	21.44%
499 Washington Blvd.
Jersey City, NJ 08310-1995

VRSCO	3,034,891	Record	13.35%
FBO AIGFSB Cust. TTEE FBO
Moses Cone Health System
403B
2929 Allen Parkway, Ste. A6-20
Houston, TX 77019-7117

John Hancock Trust Company LLC	3,033,306	Record	13.35%
690 Canton St., Ste. 100
Westwood, MA 02090-2324

Maril & Co. FBO NA	2,416,201	Record	10.63%
c/o BMO Harris Bank NA Attn: MF
480 Pilgrim Way, Suite 1000
Greenbay, WI 54304-5280

Vanguard Fiduciary Trust Company	2,386,656	Record	10.50%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Great West Trust Co. LLC	1,166,758	Record	5.13%
FBO Recordkeeping for Various
Benefit Plans
c/o Mutual Fund Trading
8525 E. Orchard Rd.
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
W Class

Wells Fargo Clearing Services LLC	3,367,813	Record	92.68%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Total Return Fund
R Class

Hartford Life Ins. Co.	1,074,315	Record	28.99%
Separate Account Attn:
UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Voya Institutional Trust Company	529,371	Record	14.28%
1 Orange Way
Windsor, CT 06095-4773

Royce Small/Mid-Cap Premier Fund
Consultant Class

Morgan Stanley Smith Barney Harborside	282,030	Record	32.44%
Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	77,040	Record	8.86%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Wells Fargo Clearing Services LLC	76,779	Record	8.83%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Small/Mid-Cap Premier Fund
Investment Class

LM Dynamic MultiStrategy VIT	2,974,680	Record	57.71%
Portfolio
Attn: Steve Bleiberg
620 8th Avenue, 49th Floor
New York, NY 10018-1618

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Small/Mid-Cap Premier Fund
Service Class

Reinvest Account	1,009,791	Record	14.32%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Opportunity Fund
Investment Class

John Hancock Life Insurance	8,362,330	Record	14.32%
Co. USA
RPS - Trading OPS ET6
601 Congress Street
Boston, MA 02210-2804

Charles Schwab & Co. Inc.	7,519,122	Record	12.88%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	7,275,914	Record	12.46%
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	4,737,975	Record	8.12%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	3,381,631	Record	42.86%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,115,999	Record	14.14%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	904,038	Record	11.46%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Opportunity Fund
Institutional Class

National Financial Services Inc.	6,502,770	Record	26.15%
499 Washington Blvd.
Jersey City, NJ 07310-1995

MLPF&S For the Sole Benefit of	3,508,065	Record	14.11%
Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

UBS WM USA	3,212,857	Record	12.92%
Omni Account M/F
Spec. Cdy. A/C EBOC UBSFS1
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Charles Schwab & Co. Inc.	2,435,583	Record	9.79%
Attn: Mutual Fund Ops.
101 Montgomery Street
San Francisco, CA 94104-4151

Great West Trust Company LLC TTEE	1,975,249	Record	7.94%
Community Health Network 401K
8515 Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Opportunity Fund
Consultant Class

Raymond James	367,635	Record	22.00%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Morgan Stanley Smith Barney Harborside	256,038	Record	15.32%
Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	134,804	Record	8.07%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

UBS WM USA	98,077	Record	5.87%
Omni Account M/F Spec. Cdy.
A/C EBOC UBSFS1
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Opportunity Fund
R Class

Sammons Financial Network LLC 4546	2,602,613	Record	84.68%
Corporate Dr., Ste. 100
WDM, IA 50266-5911

DCGT As TTEE and/or Cust	187,797	Record	6.11%
FBO PLIC Various Retirement Plans
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	1,062,436	Record	27.33%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	382,682	Record	9.84%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	353,935	Record	9.10%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

TD Ameritrade Inc. for the	284,306	Record	7.31%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Special Equity Fund
Investment Class

National Financial Services	9,214,409	Record	17.76%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	9,181,029	Record	17.70%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	5,916,836	Record	11.40%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	3,793,385	Record	7.31%
Omni Account M/F Spec. Cdy.
A/C EBOC UBSFS1
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

TD Ameritrade Inc. for the	2,796,815	Record	5.39%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Raymond James	2,677,656	Record	5.16%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Special Equity Fund
Institutional Class

Edward D. Jones & Co.	4,018,566	Record	40.60%
For the Benefit of Customers
12555 Manchester Road
St. Louis, MO 63131-3729

Charles Schwab & Co. Inc.	997,553	Record	10.08%
Special Custody A/C FBO Customers
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services Inc.	873,417	Record	8.82%
499 Washington Blvd.
Jersey City, NJ 07310-1995

SEI Private Trust Co., c/o Rockland	804,281	Record	8.13%
Attn: Mutual Fund Admin.
1 Freedom Valley Dr.
Oaks, PA 19456-9989

National Financial Services Inc.	671,252	Record	6.78%
499 Washington Blvd.
Jersey City, NJ 07310-1995

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Special Equity Fund
Consultant Class

Morgan Stanley Smith Barney	627,546	Record	27.95%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	357,176	Record	15.91%
P.O. Box 2052
Jersey City, NJ 07303-2052

Raymond James	346,397	Record	15.44%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Charles Schwab & Co. Inc.	137,741	Record	6.14%
Special Custody A/C FBO Customers
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

UBS WM USA	116,996	Record	5.21%
Omni Acct. M/F
Spec. Cdy. A/C EBOC UBSFS1
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Royce Small-Cap Value Fund
Service Class

National Financial Services	5,616,657	Record	40.49%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	4,048,130	Record	29.18%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

UMB NA	766,740	Record	5.53%
FBO FID For Tax Deferred Accounts
1 SW Security Benefit Pl.
Topeka, KS 66636-1000

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Small-Cap Value Fund
Consultant Class

Raymond James	295,201	Record	21.62%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Morgan Stanley Smith Barney	283,609	Record	20.77%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

UBS WM USA	231,931	Record	16.99%
Omni Acct. M/F
Spec. Cdy. A/C EBOC UBSFS1
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Wells Fargo Clearing Services LLC	79,743	Record	5.84%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

RBC Capital Markets LLC	77,053	Record	5.64%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
60 S. 6th St., Ste. 700, #PO8,
Minneapolis, MN 55402-4413

Royce Small-Cap Value Fund
Investment Class

Charles Schwab & Co. Inc.	1,197,295	Record	19.18%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,184,564	Record	18.97%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Wells Fargo Clearing Services LLC	711,487	Record	11.39%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Small-Cap Value Fund
Institutional Class

Charles Schwab & Co. Inc.	223,199	Record	72.38%
Special Custody A/C FBO Customers
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Wells Fargo Bank FBO Various	31,324	Record	10.16%
Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076

Nationwide Trust Company FSB	29,632	Record	9.61%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Royce Small-Cap Value Fund
R Class

Hartford Life Ins. Co.	740,292	Record	56.45%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Capital Bank & Trust Co. TTEE FBO	223,243	Record	17.02%
ATS Automation Inc 401K
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

Voya Retirement Insurance and	85,346	Record	6.51%
Annuity Co.
1 Orange Way
Windsor, CT 06095-4773

Royce Smaller-Companies Growth Fund
Service Class

National Financial Services	9,611,547	Record	48.53%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	4,698,059	Record	23.72%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

TD Ameritrade Inc. For The Exclusive	1,296,979	Record	6.55%
Benefit of Our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Smaller-Companies Growth Fund
Institutional Class

National Financial Services Inc.	313,073	Record	37.99%
499 Washington Blvd.
Jersey City, NJ 07310-1995

Charles Schwab & Co. Inc.	292,820	Record	35.53%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Brown Brothers Harriman and Company	93,110	Record	11.30%
As Custodian
525 Washington Blvd.
Jersey City, NJ 07310-1606

Great West Life and Annuity	49,833	Record	6.05%
FBO Variable Annuity 5
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Smaller-Companies Growth Fund
Investment Class

Morgan Stanley Smith Barney Harborside	4,806,901	Record	45.81%
Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Wells Fargo Clearing Services LLC	623,361	Record	5.94%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Smaller-Companies Growth Fund
Consultant Class

Morgan Stanley Smith Barney	491,235	Record	47.16%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Wells Fargo Clearing Services LLC	115,629	Record	11.10%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

UBS WM USA	73,395	Record	7.05%
Omni Acct. M/F
Spec Cdy A/C EBOC UBSFS1UBS WM
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Raymond James	60,728	Record	5.83%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Small-Cap Leaders Fund
Service Class

Charles Schwab & Co. Inc.	1,973,250	Record	36.69%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,316,866	Record	24.48%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,105,609	Record	20.56%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
211 Main Street
San Francisco, CA 94105-1905

Royce Small-Cap Leaders Fund
Investment Class

Morgan Stanley Smith Barney	2,394,910	Record	36.81%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	649,650	Record	9.99%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

The Beinecke Foundation Inc.	566,599	Record	8.71%
The Widgeon Point Charitable Fund
P.O. Box 70
Armonk, NY 10504-0070

Royce Global Financial Services Fund
Service Class

Charles Schwab & Co. Inc.	776,659	Record	18.29%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the	639,276	Record	15.06%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

National Financial Services	615,980	Record	14.51%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	390,502	Record	9.20%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
211 Main Street
San Francisco, CA 94105-1905

LPL Financial	284,723	Record	6.71%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Dr.
San Diego, CA 92121-3091

Royce Global Financial Services Fund
Institutional Class

Charles Schwab & Co. Inc.	457,106	Record	72.50%
Special Custody A/C FBO Customers
Attn: Mutual Funds.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments,	129,328	Record and	20.51%
LLC 8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Dividend Value Fund
Service Class

National Financial Services Corp.	2,044,283	Record	29.34%
FEBO Our Customers
200 Liberty Street, 11World Fin. Ctr.
Attn: Mutual Fund Dept, 5th Floor
New York, NY 10281-1003

Charles Schwab & Co., Inc.	1,936,268	Record	27.79%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	500,952	Record	7.19%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

LPL Financial	435,738	Record	6.25%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Dr.
San Diego, CA 92121-3091

TD Ameritrade Inc. for the	428,664	Record	6.15%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Dividend Value Fund
Investment Class

LPL Financial	5,282,536	Record	33.20%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-1968

Pershing LLC	3,298,940	Record	20.73%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services Corp.	2,383,526	Record	14.98%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Dividend Value Fund
Institutional Class

Ascensus Trust Company FBO	61,248	Record	59.44%
Daniel Consultants, Inc. Profit Sharing
P.O. Box 10758
Fargo, ND 58106-0758

Charles Schwab & Co. Inc.	23,942	Record	23.24%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

PAI Trust Company, Inc.	11,464	Record	11.13%
The Orthopaedic Surgery Center 401
1300 Enterprise Drive
De Pere, WI 54115-4934

Ascensus Trust Company FBO	6,379	Record	6.19%
Life Logics, Inc. 401(K) Plan 2342
P.O. Box 10758
Fargo, ND 58106-0758

Royce Dividend Value Fund
Consultant Class

UMB Bank NA	33,415	Record	22.16%
IRA Dennis C. Olson
Cambridge, MN 55008-3900

UMB Bank NA	19,571	Record	12.98%
IRA Natalie Y Thelen
Bemidji, MN 56601-3319

Charles Schwab & Co. Inc.	18,267	Record	12.12%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	16,850	Record	11.18%
Omnibus for Mutual Funds
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

UMB Bank NA	13,267	Record	8.80%
IRA FBO Allan R. Koczur
Cambridge, MN 55008-2414

UMB Bank NA	9,249	Record	6.13%
IRA FBO Terry J. King
Cambridge, MN 55008-2414

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

LPL Financial	9,085	Record	6.03%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-3091

Royce Micro-Cap Opportunity Fund
Investment Class

Charles Schwab & Co., Inc.	958,408	Record	44.06%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the	280,948	Record	12.92%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Blanche I. Hench &	187,175	Record and	8.60%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LP
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Micro-Cap Opportunity Fund
Service Class

National Financial Services	74,331	Record	64.26%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	14,587	Record	12.61%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	14,041	Record	12.14%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the	6,938	Record	6.04%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce International Premier Fund
Investment Class

Morgan Stanley Smith Barney	2,211,414	Record	18.23%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,789,274	Record	14.75%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr. Attn:
Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Raymond James	1,533,587	Record	12.64%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Charles Schwab & Co. Inc.	1,112,034	Record	9.17%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	896,272	Record	7.39%
P.O. Box 2052
Jersey City, NJ 07303-2052

Stifel Nicolaus & Co. Inc.	852,350	Record	7.03%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2188

LPL Financial	658,960	Record	5.43%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-3091

RBC Capital Markets LLC	617,303	Record	5.09%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
60 S. 6th St., Ste. 700, #PO8,
Minneapolis, MN 55402-4413

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce International Premier Fund
Service Class

Charles Schwab & Co. Inc.	927,668	Record	31.31%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	662,757	Record	22.37%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

TD Ameritrade Inc. for the	329,297	Record	11.11%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

LPL Financial	202,156	Record	6.82%
Omnibus Customer Account
Attn: Mutual Fund Trading
4707 Executive Drive
San Diego, CA 92121-3091

Pershing LLC	176,420	Record	5.95%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce International Premier Fund
Consultant Class

Morgan Stanley Smith Barney	235,042	Record	39.83%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co., Inc.	158,407	Record	26.84%
Special Custody Acct. FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Wells Fargo Clearing Services LLC	68,552	Record	11.62%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St. Louis, MO 63103-2523

Raymond James	30,203	Record	5.12%
Omnibus for Mutual Funds House Acct
Attn: Courtney Waller
880 Carillon Parkway

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce International Discovery
Fund Service Class

Charles Schwab & Co. Inc.	194,840	Record	28.54%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade Inc. for the Exclusive	91,164	Record	13.36%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Charles M. Royce	84,609	Record and	12.39%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Pershing LLC	49,540	Record	7.26%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Family Investments LLC	40,068	Record and	5.87%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7255

The Royce Family Fund Inc.	38,642	Record and	5.66%
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

National Financial Services	38,374	Record	5.62%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Royce Special Equity Multi-Cap Fund
Investment Class

Stifel & Nicolaus & Co. Inc.	521,395	Record	20.22%
Exclusive Benefit of our Customers
501 N. Broadway
St. Louis, MO 63102-2188

Pershing LLC	287,423	Record	11.15%
1 Pershing Plaza
Jersey City, NJ 07303-2052

Charles R. Dreifus	199,177	Record and	7.73%
c/o Royce & Associates, LP		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

National Financial Services	163,764	Record	6.35%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Royce Special Equity Multi-Cap Fund
Service Class

Pershing LLC	551,686	Record	37.65%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	217,205	Record	14.82%
FEBO Our Customers
200 Liberty St., 1 World Financial Ctr.
Attn: Mutual Fund Dept. – 5th Fl.
New York, NY 10281

Charles Schwab & Co. Inc.	142,164	Record	9.70%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Oppenheimer & Co. Inc. FBO	120,434	Record	8.22%
Bravmann Family Partners
3333 Henry Hudson Parkway, Apt. 6E
Bronx, NY 10463-3233

Royce Special Equity Multi-Cap Fund
Institutional Class

National Financial Services Inc.	1,314,679	Record	57.15%
499 Washington Blvd.
Jersey City, NJ 07310-1995

National Financial Services Inc.	490,599	Record	21.33%
499 Washington Blvd.
Jersey City, NJ 07310-1995

UBS WM USA	368,597	Record	16.02%
Omni Account M/F Spec. Cdy.
A/C EBOC UBSFS1
1000 Harbor Blvd, Fl. 8
Weehawken, NJ 07086-6761

Charles Schwab & Co., Inc.	123,841	Record	5.38%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Special Equity Multi-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	255,308	Record	67.69%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

As of March 31, 2018, all of the Trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the relevant classes of the Funds as indicated in the following table. Except as noted below, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the remaining classes of the Funds.

Fund	Class	Approximate Percentage Owned
Royce Dividend Value Fund	Investment	3.54%
Royce Dividend Value Fund	Consultant	1.99%
Royce Dividend Value Fund	Institutional	19.66%
Royce Dividend Value Fund	Service	1.65%
Royce Global Financial Services Fund	Institutional	20.52%
Royce International Discovery Fund	Service	47.70%
Royce International Premier Fund	Investment	7.65%
Royce Low-Priced Stock Fund	Investment	2.16%
Royce Low-Priced Stock Fund	Institutional	10.17%
Royce Micro-Cap Opportunity Fund	Investment	15.77%
Royce Pennsylvania Mutual Fund	Institutional	1.64%
Royce Small-Cap Leaders Fund	Investment	12.65%
Royce Small-Cap Value Fund	Investment	8.21%
Royce Small-Cap Value Fund	Institutional	64.20%
Royce Small/Mid-Cap Premier Fund	Investment	5.16%
Royce Smaller-Companies Growth Fund	Investment	1.67%
Royce Smaller-Companies Growth Fund	Institutional	23.14%
Royce Special Equity Fund	Institutional	1.16%
Royce Special Equity Multi-Cap Fund	Investment	12.65%
Royce Special Equity Multi-Cap Fund	Institutional	4.68%
Royce Special Equity Multi-Cap Fund	Service	1.11%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees with respect to each Fund:

Fund	Annual Rate of Fund’s Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of the first $50,000,000 0.875% of the next $50,000,000 0.75% of any additional average net assets
Royce Micro-Cap Fund(1)	1.25% of the first $2,000,000,000 1.20% of the next $1,000,000,000 1.15% of the next $1,000,000,000 1.10% of any additional average net assets
  Royce Premier Fund(2)
  Royce Total Return Fund(2)
  Royce Opportunity Fund(2)
  Royce Special Equity Fund(2)
  Royce Small-Cap Value Fund(2)
  Royce Smaller-Companies Growth Fund(2)
  Royce Small-Cap Leaders Fund(2)
  Royce Global Financial Services Fund (2)
  Royce Micro-Cap Opportunity Fund(2)
  Royce International Discovery Fund(3)
  Royce Low-Priced Stock Fund(4)
Royce International Premier Fund(5)	1.00% of the first $2,000,000,000 0.95% of the next $1,000,000,000 0.90% of the next $1,000,000,000 0.85% of any additional average net assets
Royce Small/Mid-Cap Premier Fund(6) Royce Dividend Value Fund(6) Royce Special Equity Multi-Cap Fund(7)	0.85% of the first $2,000,000,000 0.80% of the next $1,000,000,000 0.75% of the next $1,000,000,000 0.70% of any additional average net assets
(1) Such fee rate in respect of the Fund became effective as of July 1, 2017. From May 1, 2015 to June 30, 2017, the Fund’s contractual management fee rate was 1.25% of the first $2,000,000,000, 1.20% of the next $2,000,000,000, 1.15% of the next $2,000,000,000, and 1.10% of any additional average net assets. The fee rate for the Fund prior to May 1, 2015 was 1.30% of the first $2,000,000,000, 1.25% of the next $2,000,000,000, 1.20% of the next $2,000,000,000, and 1.15% of any additional average net assets.
(2)Such fee rate in respect of each Fund became effective as of July 1, 2017. The fee rate for each Fund prior to July 1, 2017 was 1.00% of the first $2,000,000,000, 0.95% of the next $2,000,000,000, 0.90% of the next $2,000,000,000, and 0.85% of any additional average net assets.
(3)Such fee rate in respect of the Fund became effective as of July 1, 2017. From July 1, 2015 to June 30, 2017, the Fund’s contractual management fee rate was 1.25% of the first $2,000,000,000, 1.20% of the next $2,000,000,000, 1.15% of the next $2,000,000,000, and 1.10% of any additional average net assets. The fee rate for the Fund prior to July 1, 2015 was 1.30% of the first $2,000,000,000, 1.25% of the next $2,000,000,000, 1.20% of the next $2,000,000,000, and 1.15% of any additional average net assets.
(4)Such fee rate in respect of the Fund became effective on July 1, 2017. From July 1, 2014 to June 30, 2017, the Fund’s contractual management fee rate was 1.00% of the first $2,000,000,000, 0.95% of the next $2,000,000,000, 0.90% of the next $2,000,000,000, and 0.85% of any additional average net assets. Prior to July 1, 2014, the Fund’s contractual management fee rate was 1.15% of the first $2,000,000,000, 1.10% of the next $2,000,000,000, 1.05% of the next $2,000,000,000, and 1.00% of any additional average net assets.
(5)Such fee rate in respect of the Fund became effective on July 1, 2017. From January 1, 2016 to June 30, 2017, the Fund’s contractual management fee rate was 1.00% of the first $2,000,000,000, 0.95% of the next $2,000,000,000, 0.90% of the next $2,000,000,000, and 0.85% of any additional average net assets. From July 1, 2015 to December 31, 2015, the Fund’s contractual management fee rate was 1.10% of the first $2,000,000,000, 1.05% of the next $2,000,000,000, 1.00% of the next $2,000,000,000, and 0.95% of any additional average net assets. The contractual management fee rate for the Fund prior to July 1, 2015 was 1.25% of the first $2,000,000,000, 1.20% of the next $2,000,000,000, 1.15% of the next $2,000,000,000, and 1.10% of any additional average net assets.
(6)Such fee rate in respect of each Fund became effective on July 1, 2017. From May 1, 2016 to June 30, 2017, the Fund’s contractual management fee rate was 0.85% of the first $2,000,000,000, 0.80% of the next $2,000,000,000, 0.75% of the next $2,000,000,000, and 0.70% of any additional average net assets. The contractual fee rate for each Fund prior to May 1, 2016 was 1.00% of the first $2,000,000,000, 0.95% of the next $2,000,000,000, 0.90% of the next $2,000,000,000, and 0.85% of any additional average net assets.
(7)Such fee rate in respect of the Fund became effective as of July 1, 2017. The fee rate for the Fund prior to July 1, 2017 was 0.85% of the first $2,000,000,000, 0.80% of the next $2,000,000,000, 0.75% of the next $2,000,000,000, and 0.70% of any additional average net assets.

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Small/Mid-Cap Premier, Royce Opportunity, Royce Special Equity, Royce Small-Cap Value, Royce Smaller-Companies Growth, Royce Small-Cap Leaders, Royce Global Financial Services, Royce Dividend Value, Royce Micro-Cap Opportunity, Royce Special Equity Multi-Cap, and Royce International Premier Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

Under such Investment Advisory Agreements, Royce: (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Board; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; federal and state registration fees; federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.

For each of the three years ended December 31, 2015, 2016 and 2017, as applicable, Royce received advisory fees from each Fund (net of any amounts waived by Royce with respect to a Fund) and waived advisory fees payable to it, as follows:

	Net Advisory Fees Received by Royce	Amounts Waived by Royce
Royce Pennsylvania Mutual Fund
2015	$33,165,516	$-
2016	19,909,580	-
2017	17,541,182	-

Royce Micro-Cap Fund
2015	5,030,925	-
2016	3,030,754	-
2017	2,766,708	-

Royce Premier Fund
2015	41,061,058	-
2016	22,883,808	-
2017	22,886,548	-

Royce Low-Priced Stock Fund
2015	5,210,858	-
2016	3,258,059	-
2017	2,868,000	-

Royce Total Return Fund
2015	38,095,772	-
2016	27,523,193	-
2017	26,282,169	-

Royce Small/Mid-Cap Premier Fund
2015	3,016,845	-
2016	2,040,317	-
2017	1,829,246	-

	Net Advisory Fees Received by Royce	Amounts Waived by Royce
Royce Opportunity Fund
2015	$19,543,036	$-
2016	14,138,375	-
2017	15,181,518	-

Royce Special Equity Fund
2015	22,136,159	-
2016	14,591,383	-
2017	15,480,297	-

Royce Small-Cap Value Fund
2015	7,252,478	-
2016	4,825,375	-
2017	3,483,606	-

Royce Smaller-Companies Growth Fund
2015	8,168,798	-
2016	4,850,060	-
2017	3,953,467	-

Royce Small-Cap Leaders Fund
2015	1,605,229	-
2016	991,420	-
2017	920,285	-

Royce Global Financial Services Fund
2015	480,467	74,956
2016	408,693	73,975
2017	448,171	78,708

Royce Dividend Value Fund
2015	4,051,263	67,419
2016	2,093,231	129,076
2017	1,560,613	138,813

Royce Micro-Cap Opportunity Fund
2015	267,232	-
2016	395,532	-
2017	487,886	-

Royce International Premier Fund
2015	50,291	51,617
2016	584,211	45,289
2017	961,894	10,266

Royce International Discovery Fund
2015	-	82,821
2016	-	74,842
2017	-	89,594

Royce Special Equity Multi-Cap Fund
2015	2,085,813	35,553
2016	978,802	61,109
2017	880,394	55,084

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the relevant Fund and Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below the rates set forth above through April 30, 2019.

	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAPS
Fund	Investment Class	Service Class	Institutional Class	Consultant Class	R Class	W Class
Royce Pennsylvania Mutual Fund	N/A	N/A	N/A	N/A	N/A	N/A
Royce Micro-Cap Fund	1.49%	1.61%	N/A	N/A	N/A	N/A
Royce Premier Fund	N/A	1.49%	N/A	N/A	N/A	N/A
Royce Low-Priced Stock Fund	1.24%	1.49%	N/A	N/A	N/A	N/A
Royce Total Return Fund	N/A	N/A	N/A	N/A	N/A	N/A
Royce Small/Mid-Cap Premier Fund	N/A	N/A	0.89%	2.09%	N/A	N/A
Royce Opportunity Fund	N/A	1.49%	N/A	N/A	N/A	N/A
Royce Special Equity Fund	N/A	1.39%	N/A	N/A	N/A	N/A
Royce Small-Cap Value Fund	1.24%	1.49%	N/A	N/A	N/A	N/A
Royce Smaller-Companies Growth Fund	N/A	N/A	1.08%	2.24%	N/A	N/A
Royce Small-Cap Leaders Fund	N/A	1.49%	1.04%	N/A	1.24%	N/A
Royce Global Financial Services Fund	N/A	1.49%	1.04%	N/A	N/A	N/A
Royce Dividend Value Fund	1.09%	1.34%	0.89%	2.09%	N/A	N/A
Royce Micro-Cap Opportunity Fund	1.24%	1.49%	N/A	N/A	N/A	N/A
Royce Special Equity Multi-Cap Fund	N/A	1.24%	0.89%	1.99%		N/A
Royce International Discovery Fund	N/A	1.44%	N/A	N/A	N/A	N/A
Royce International Premier Fund	1.19%	1.44%	1.04%	2.19%	N/A	N/A

ADMINISTRATION AGREEMENT

Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Board, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2016 and 2017, Royce received $3,633,411 and $3,590,111, respectively, in reimbursements from the various series of The Royce Fund.

PORTFOLIO MANAGERS

The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each Fund’s Lead Portfolio Managers, Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. Portfolio manager assignments in the table are provided as of May 1, 2018. Ownership information in the table is provided as of December 31, 2017.

Portfolio Manager Investments in Each Fund

Dollar Range of
	Fund Shares	Total Ownership Interest
Name	Beneficially Owned*	in Fund Shares**

Royce Pennsylvania Mutual Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James P. Stoeffel (Assistant Portfolio Manager)	None	None
Chris E. Flynn (Assistant Portfolio Manager)	None	None
Andrew S. Palen (Assistant Portfolio Manager)	None	$10,001 - $50,000

Royce Micro-Cap Fund
James P. Stoeffel (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Brendan J. Hartman (Portfolio Manager)	None	None
Robert A. Kosowsky (Assistant Portfolio Manager)	$1 - $10,000	$10,001 - $50,000

Royce Premier Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Steven G. McBoyle (Portfolio Manager)	None	$500,001 - $1,000,000

Royce Low-Priced Stock Fund
James P. Stoeffel (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Brendan J. Hartman (Assistant Portfolio Manager)	None	None
Robert A. Kosowsky (Assistant Portfolio Manager)	None	$10,001 - $50,000

Royce Total Return Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
George Necakov (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	None	None

Royce Small/Mid-Cap Premier Fund
Steven G. McBoyle (Portfolio Manager)	None	$500,001 - $1,000,000

Dollar Range of
	Fund Shares	Total Ownership Interest
Name	Beneficially Owned*	in Fund Shares**
Royce Opportunity Fund
Boniface A. Zaino (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	$100,001 - $500,000

Royce Small-Cap Value Fund
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Smaller-Companies Growth Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Small-Cap Leaders Fund
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Global Financial Services Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Dividend Value Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Micro-Cap Opportunity Fund
William A. Hench (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Premier Fund
David A. Nadel (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Mark Rayner (Portfolio Manager)	None	None

Royce International Discovery Fund
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Assistant Portfolio Manager)	None	None

*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.
**Includes, in addition to amounts reported in the previous column, unvested amounts held as “phantom shares” in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements.

Description of Portfolio Manager Compensation Structure

Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Portfolio-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

-	PORTFOLIO-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Portfolio- Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Portfolio-Related Variable Compensation received by Charles M. Royce that relates to each of RMT and RVT is performance-based fee revenue.

Payment of the Portfolio-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Portfolio-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager's total direct, indirect beneficial and deferred unvested investments in the Royce investment strategy for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Portfolio Managers receive quarterly variable compensation based on Royce’s net revenues.

-	BENEFIT PACKAGE. Portfolio Managers also receive benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce’s parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager’s overall compensation.

Other Portfolio Manager Accounts

The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Portfolio manager assignments in the table are provided as of May 1, 2018. Account information in the table is provided as of December 31, 2017. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out.

				Number of	Value of
				Accounts	Managed
				Managed for	Accounts for
				which Advisory	which
		Number of	Total	Fee is	Advisory Fee is
Name of Portfolio		Accounts	Assets	Performance-	Performance
Manager	Type of Account	Managed	Managed	Based	Based

Charles M. Royce
	Registered investment companies	8	$9,126,157,867	2	$1,890,354,369
	Private pooled investment
	vehicles	2	$97,100,053	1	$12,619,047
	Other accounts*	12	$51,481,114	-	-

Boniface A. Zaino
	Registered investment companies	2	$1,656,046,087	-	-
	Private pooled investment
	vehicles	2	$1,606,654,246	-	-
	Other accounts*	-	-	-	-
Charlie R. Dreifus

	Registered investment companies	2	$1,652,042,464	-	-
	Private pooled investment
	vehicles	2	$127,608,831	-	-
			$413,215,681	-	-

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance Based

Jay S. Kaplan
	Registered investment companies	5	$5,433,507,442	-	-
	Private pooled investment vehicles	1	$84,481,006	-	-
	Other accounts*	-	-	-	-

James A. Skinner
	Registered investment companies	1	$367,780,222	-	-
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	-	-	-	-

James J. Harvey
	Registered investment companies**	2	$417,858,059	1	$409,905,340
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	-	-	-	-

George Necakov
	Registered investment companies	2	$2,398,563,999	-	-
	Private pooled investment vehicles	1	$84,481,006	-	-
	Other accounts*	-	-	-	-

William A. Hench
	Registered investment companies	2	$1,656,046,087	-	-
	Private pooled investment vehicles	2	$1,606,654,246	-	-
	Other accounts*	-	-	-	-

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance Based

Chris E. Flynn
	Registered investment companies	6	$6,582,848,932	2	$1,890,354,369
	Private pooled investment vehicles	1	$84,481,006	-	-
	Other accounts*	-	-	-	-

Lauren A. Romeo
	Registered investment companies	4	$6,035,125,179	1	$1,890,354,369
	Private pooled investment vehicles	2	$464,475,435	-	-
	Other accounts*	-	-	-	-

David A. Nadel
	Registered investment companies	2	$291,553,852	-	-
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	-	-	-	-

Steven G. McBoyle
	Registered investment companies	4	$4,218,459,609	-	-
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	7	$341,335,059	-	-

Brendan Hartman
	Registered investment companies	3	$670,624,919	-	-
	Private pooled investment vehicles	1	$10,086,468	-	-
	Other accounts*	-	-	-	-

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Value of Managed Accounts for which Advisory Fee is Performance Based

James Stoeffel
	Registered investment companies	4	$2,780,931,067	-	-
	Private pooled investment vehicles	1	$10,086,468	-	-
	Other accounts*	-	-	-	-

Mark Rayner
	Registered investment companies	1	$161,027,670	-	-
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	-	-	-	-

Robert A. Kosowsky
	Registered investment companies	3	$670,624,919	-	-
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	-	-	-	-

Andrew S. Palen
	Registered investment companies	1	$2,110,306,148	-	-
	Private pooled investment vehicles	-	-	-	-
	Other accounts*	-	-	-	-

*Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

Each Portfolio Manager’s day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, “Portfolio Transactions” below.

As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce receives variable compensation based on Royce’s retained pre-tax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high- net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (RVT and RMT) is based, in part, on performance-based fee revenues. RVT and RMT pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. RFS’s corporate predecessor was organized in November 1982. RFS is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Dividend Value Fund’s, Royce International Premier Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Classes’ respective average net assets; .50% per annum (consisting of an asset- based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Opportunity Fund’s, and Royce Small-Cap Value Fund’s R Classes’ respective average net assets; and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Small-Cap Leaders Fund’s, Royce Global Financial Services Fund’s, Royce Dividend Value Fund’s, Royce Micro-Cap Opportunity Fund’s, Royce Special Equity Multi-Cap Fund’s, Royce International Discovery Fund’s, and Royce International Premier Fund’s Service Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund’s,

Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Small/Mid-Cap Premier Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Small-Cap Value Fund’s, Royce Smaller-Companies Growth Fund’s, Royce Dividend Value Fund’s, Royce International Premier Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker- dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds’ Investment Classes, W Classes, or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement. Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

The Plan may be terminated as to any Fund or class of shares: (i) by the vote of a majority of the non- interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or (ii) by the vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

For the fiscal year ended December 31, 2017, RFS received distribution (12b-1) fees from the Funds as follows:

	Net	Distribution
	Distribution	Fees
	Fees	Waived

Royce Pennsylvania Mutual Fund - Service Class	$197,108	$-
Royce Pennsylvania Mutual Fund - Consultant Class	3,767,251	-
Royce Pennsylvania Mutual Fund - R Class	81,187	-
Royce Pennsylvania Mutual Fund - K Class*	6,870	-
Royce Micro-Cap Fund - Service Class	$40,976	$-
Royce Micro-Cap Fund - Consultant Class	282,685	-
Royce Premier Fund - Service Class	129,718	-
Royce Premier Fund - Consultant Class	314,423	-
Royce Premier Fund - R Class	66,124	-
Royce Low-Priced Stock Fund - Service Class	575,679	50,059
Royce Low-Priced Stock Fund - R Class*	4,927	-
Royce Low-Priced Stock Fund – K Class*	409	-
Royce Total Return Fund - Service Class	307,427	-
Royce Total Return Fund - Consultant Class	2,520,549	-
Royce Total Return Fund - R Class	265,194	-
Royce Total Return Fund - K Class*	93,291	-
Royce Small/Mid-Cap Premier Fund - Service Class	144,188	162,703
Royce Small/Mid-Cap Premier Fund - Consultant Class	108,048	-
Royce Small/Mid-Cap Premier Fund - R Class*	9,885	-
Royce Small/Mid-Cap Premier Fund - K Class*	1,559	-

Royce Opportunity Fund - Service Class	217,360	-
Royce Opportunity Fund - Consultant Class	204,021	-
Royce Opportunity Fund - R Class	190,732	-
Royce Opportunity Fund - K Class*	17,625	-
Royce Special Equity Fund - Service Class	280,389	-
Royce Special Equity Fund - Consultant Class	474,503	-
Royce Small-Cap Value Fund - Service Class	420,729	17,531
Royce Small-Cap Value Fund - Consultant Class	142,592	-
Royce Small-Cap Value Fund - R Class	77,850	-
Royce Small-Cap Value Fund - K Class*	5,273	-
Royce Smaller-Companies Growth Fund - Service Class	618,550	53,787

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Smaller-Companies Growth Fund - Consultant Class	$107,655	-
Royce Smaller-Companies Growth Fund - R Class*	3,869	-
Royce Smaller-Companies Growth Fund - K Class*	54	-
Royce Small-Cap Leaders Fund - Service Class	104,256	9,066
Royce Small-Cap Leaders Fund - R Class*	9,862	-
Royce Small-Cap Leaders Fund - K Class*	189	-
Royce Global Financial Services Fund -Service Class	108,662	4,528
Royce Dividend Value Fund - Service Class	224,836	9,368
Royce Dividend Value Fund - Consultant Class	15,254	-
Royce Micro-Cap Opportunity Fund - Service Class	2,610	-
Royce International Premier Fund - Service Class	70,051	46,701
Royce International Premier Fund - Consultant Class	65,228	-
Royce International Premier Fund - R Class*	313	-
Royce International Premier Fund - K Class*	6	-
Royce International Discovery Fund - Service Class	11,468	6,451
Royce Special Equity Multi-Cap Fund - Service Class	54,911	17,340
Royce Special Equity Multi-Cap Fund - Consultant Class	45,248	-

_____
* Share class is no longer offered by the Fund.

For the fiscal year ended December 31, 2017, all of the amounts paid by the various series of The Royce Fund under their Distribution Plans ($12,367,448) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses, and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2017 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

The Funds do not offer any share classes that are subject to an initial sales charge. Certain Funds offer Consultant Class shares, which impose contingent deferred sales charges, subject to certain enumerated exceptions, in connection with redemptions thereof that take place less than 365 days from the date of purchase. None of the other share classes offered by the Funds are subject to a contingent deferred sales charge. For the fiscal years ended December 31, 2015, 2016, 2017, RFS has received such contingent deferred sales charges for the relevant Funds as set forth in the table below.

	AMOUNT OF CONTINGENT DEFERRED SALES CHARGES RECEIVED BY RFS ON CONSULTANT CLASS SHARES
Fund	Fiscal Year Ended December 31, 2015	Fiscal Year Ended December 31, 2016	Fiscal Year Ended December 31, 2017
Royce Pennsylvania Mutual Fund	$16,467	$6,740	$2,788
Royce Micro-Cap Fund	1,664	248	304
Royce Premier Fund	1,116	19	216
Royce Total Return Fund	5,749	3,203	2,753
Royce Small/Mid-Cap Premier Fund	84	304	40
Royce Opportunity Fund	1,263	575	114
Royce Special Equity Fund	829	1,137	1,502
Royce Small-Cap Value Fund	394	1,275	170
Royce Smaller-Companies Growth Fund	79	155	97
Royce Dividend Value Fund	76	-	58
Royce Micro-Cap Opportunity Fund	-	-	-
Royce Special Equity Multi-Cap Fund	1,420	72	149
Royce International Premier Fund	-	43	437

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust’s Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non- distribution related recordkeeping, account maintenance or other shareholder services.

As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of December 31, 2017, the financial intermediaries that Royce anticipates will receive payments from Royce’s own resources include:

ADP Broker-Dealer Inc.	Legg Mason	Principal Life
Ascensus	Lincoln Retirement Services	Raymond James
BPA	Mass Mutual Life Insurance	Reliance Trust Company
DWS	Matrix Settlement & Clearance Services	Sammons (Midland)
Fidelity Brokerage	Mid-Atlantic Corp.	Schwab Brokerage
Fidelity Retirement	Morgan Stanley Smith Barney	TIAA
First Command	Nationwide Investment	Voya
Great West Life	Pershing LLC	Wells Fargo
Hartford Life	PNC

CUSTODIAN

State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

DST Asset Manager Solutions, Inc. (“DST AMS”) is the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by DST AMS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

SECURITIES LENDING AGENT

State Street Bank and Trust Company acts as the securities lending agent for the Funds (in such capacity, the “Lending Agent”). During the fiscal year ended December 31, 2017, the Lending Agent provided various services to the Funds, including locating borrowers, monitoring daily the value of the loaned securities and collateral, requiring additional collateral from borrowers as necessary, cash collateral management, qualified dividend management, negotiation of loan terms, selection of securities to be loaned, recordkeeping and account servicing, monitoring dividend activity and material proxy votes relating to loaned securities, and arranging for return of loaned securities to the Funds at loan termination. For the fiscal year ended December 31, 2017 the table below reflects the dollar amounts of income received and the compensation paid to the Lending Agent, including any share of revenue generated by the securities lending program paid to the Lending Agent (“revenue split”), related to the securities lending activities of each Fund:

Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in the revenue split*	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrowers)	Other fees not included in revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Royce Pennsylvania Mutual Fund	409,182	73,663	20,946	-	-	19,910	-	114,519	294,663
Royce Micro-Cap Fund	481,433	92,627	14,648	-	-	3,651	-	110,926	370,507
Royce Premier Fund	288,457	55,953	8,151	-	-	540	-	64,644	223,813
Royce Low-Priced Stock Fund	472,299	89,754	14,453	-	-	9,066	-	113,273	359.026
Royce Total Return Fund	144,627	23,479	11,973	-	-	15,256	-	50,708	93,919
Royce Small/Mid-Cap Premier Fund	5,224	756	561	-	-	881	-	2,198	3,026
Royce Opportunity Fund	1,761,953	307,750	118,699	-	-	104,466	-	530,915	1,231,038
Royce Small-Cap Value Fund	14,893	2,849	407	-	-	241	-	3,497	11,396
Royce Smaller-Companies Growth Fund	515,449	93,878	24,840	-	-	21,208	-	139,926	375,523
Royce Small-Cap Leaders Fund	31,496	6,151	679	-	-	62	-	6,892	24,604
Royce Dividend Value Fund	186	32	24	-	-	-	-	56	130

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and certain of its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, in accordance with Section 28(e) of the Exchange Act and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

Royce may use research and brokerage services furnished by brokers in connection with the effecting of securities transactions for the Funds in managing all of its client accounts, including: (i) certain discretionary client accounts that Royce reimburses to the extent commission dollars generated by agency transactions for such accounts are used to pay for such research and brokerage services and (ii) certain separately managed accounts for which Royce provides model portfolio services which do not generate commission dollars that may be used for research and brokerage services (together, the “Non-Participating Accounts”). Furthermore, the particular Fund that generated the applicable research or brokerage services is typically not the sole beneficiary (and, as to a particular service, potentially may not be a beneficiary at all); this is in part because some accounts regularly benefit from research or other services generated by trading by other accounts while themselves generating few or no commissions associated with such services. Royce does not attempt to allocate these kinds of benefits proportionately among its clients or, except in limited circumstances, to track the benefits of research and brokerage services to the commissions associated with a particular account or group of accounts. Royce’s receipt of these services also does not reduce the investment advisory fees payable to Royce by the Funds, even though Royce might have otherwise been required to purchase some of those services for cash. The arrangements thus present various conflicts of interest for Royce. Because research and other services paid for by the Funds can reduce Royce’s costs, Royce has an incentive both to prefer trades and brokers whose commissions pay for such services over potentially less expensive alternatives and to prefer higher volumes of trading over lower volumes. Those incentives also can be heightened when acting for clients with different trading profiles. Those client accounts with no or limited ability to generate commissions from trading (e.g., the Non-Participating Accounts or those accounts that trade less frequently) may increase the incentive for Royce to generate commissions from trading by the Funds.

In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Although Royce’s portfolio managers generally pre-allocate the majority of Royce’s purchase or sale orders to one or more of its client accounts, under such Guidelines and Procedures, Royce may place and execute unallocated orders with broker-dealers during the trading day and then allocate the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. In addition, on a limited, infrequent basis, and in accordance with its written procedures, Royce may change initial allocations from one Royce client account to another when: (i) it is determined that a security is unsuitable or inappropriate for a particular Royce client account in the original allocation; (ii) there is a lack of cash in a Royce client account to whom a security is initially allocated; (iii) there is a client-imposed restriction on the purchase of the security being allocated; or (iv) the portfolio manager has decided to change his initial allocation for some other reason.

From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

During each of the three years ended December 31, 2015, 2016, and 2017, the Funds paid brokerage commissions as follows:

Fund	2015	2016	2017

Royce Pennsylvania Mutual Fund	$4,428,237	$1,976,775	$1,561,365
Royce Micro-Cap Fund	1,187,571	598,495	349,937
Royce Premier Fund	3,327,240	1,211,786	415,584
Royce Low-Priced Stock Fund	2,280,932	941,007	546,402
Royce Total Return Fund	2,570,530	1,435,373	1,023,702
Royce Small/Mid-Cap Premier Fund	531,574	213,767	135,313
Royce Opportunity Fund	3,469,423	2,851,423	2,754,873
Royce Special Equity Fund	1,193,284	993,156	452,664
Royce Small-Cap Value Fund	1,192,571	950,545	618,136
Royce Smaller-Companies Growth Fund	1,494,673	1,186,480	890,337
Royce Small-Cap Leaders Fund	282,237	164,146	160,982
Royce Global Financial Services Fund	80,207	74,900	36,637
Royce Dividend Value Fund	383,151	236,944	120,965
Royce Micro-Cap Opportunity Fund	201,229	165,015	153,785
Royce International Premier Fund	26,568	170,851	259,507
Royce International Discovery Fund	29,434	30,541	30,027
Royce Special Equity Multi-Cap Fund	128,098	74,116	28,275

For the year ended December 31, 2017, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Pennsylvania Mutual Fund	$1,383,197,471	$1,490,285
Royce Micro-Cap Fund	117,834,547	318,877
Royce Premier Fund	585,370,731	382,301
Royce Low-Priced Stock Fund	162,189,917	494,597
Royce Total Return Fund	850,318,269	961,454
Royce Small/Mid-Cap Premier Fund	202,465,081	131,256
Royce Opportunity Fund	1,155,954,724	2,616,632
Royce Special Equity Fund	440,818,697	424,698

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Small-Cap Value Fund	$411,177,494	$595,138
Royce Smaller-Companies Growth Fund	464,916,202	827,492
Royce Small-Cap Leaders Fund	128,146,176	153,974
Royce Global Financial Services Fund	18,265,134	35,077
Royce Dividend Value Fund	97,951,123	112,911
Royce Micro-Cap Opportunity Fund	46,779,038	130,657
Royce International Premier Fund	138,734,663	259,507
Royce International Discovery Fund	12,069,747	29,999
Royce Special Equity Multi-Cap Fund	50,220,717	25,406

As of December 31, 2017, the Funds listed below held securities of their regular broker-dealers or parents thereof in the approximate amounts set forth below:

Fund	Issuer	Approximate Value
Royce Pennsylvania Mutual Fund	Virtu Financial, Inc.	$5,640,535
Royce Micro-Cap Fund	Canaccord Genuity Group, Inc.	1,904,725
Royce Total Return Fund	Virtu Financial, Inc.	1,947,193
Royce Global Financial Services Fund	Canaccord Genuity Group, Inc.	613,683
	Virtu Financial, Inc.	1,293,810
Royce Dividend Value Fund	State Street Corporation	2,508,577

CODE OF ETHICS AND RELATED MATTERS

Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if: (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans; (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control; or (iii) they first obtain permission to trade from a Royce Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code of Ethics contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

As of March 31, 2018, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $123 million, and such persons beneficially owned equity interests in Royce-related private investment companies and other pooled investment vehicles totaling approximately $17 million.

PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself and client accounts for which Royce is responsible for voting proxies. Royce is generally granted proxy voting authority at the inception of its management of each client account. Proxy voting authority is generally either (i) specifically authorized in the applicable investment management agreement or other instrument; or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to Royce in the applicable investment management agreement. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce’s personnel are responsible for monitoring receipt of all proxies and seeking to ensure that proxies are received for all securities for which Royce has proxy voting authority. Royce is not responsible for voting proxies it does not receive. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Royce’s personnel are responsible for developing and maintaining a list of matters Royce treats as “regularly recurring” and for ensuring that instructions from a Royce Co-Chief Investment Officer are followed when voting those matters on behalf of Royce clients. Non-regularly recurring matters are all other proxy matters and are brought to the attention of the relevant portfolio manager(s) for the applicable account(s). After giving consideration to advisories provided by an independent third party research firm with respect to such non-regularly recurring matters, the portfolio manager(s) directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment.

Certain Royce portfolio managers may provide instructions that they do not want regularly recurring matters to be voted in accordance with the standing instructions for their accounts and individual voting instructions on all matters, both regularly recurring and non-regularly recurring, will be obtained from such portfolio managers. Under certain circumstances, Royce may also vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A portfolio manager of Royce may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to, (i) when certain securities are out on loan at the time of a record date; (ii) when administrative or operational constraints impede Royce’s ability to cast a timely vote, such as late receipt of proxy voting information; and/or (iii) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

To further Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

You may obtain a copy of the Proxy Voting Procedures at www.roycefunds.com or by calling 212-508-4500. Additionally, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Trust toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than 15 days after the end of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the portfolio holdings schedules for the next succeeding calendar quarter-end. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if: (i) more current information is necessary in order for the third party to complete its task and (ii) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Trust’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Trust has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information with respect to the Funds:

State Street Bank and Trust Company – Information is provided daily with no time lag.

PricewaterhouseCoopers LLP – Information is provided as needed with no time lag.

Sidley Austin LLP – Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. – Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. – Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications – Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC – Information is provided daily with no time lag.

Certain administrative employees of Legg Mason, Inc., Royce’s parent company, regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker- dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into formal confidentiality agreements with the broker-dealers. Also, the Board, Trust officers, and certain Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if, in Royce’s judgment, it could be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to the Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund’s Chief Compliance Officer will report to the Board on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund’s shares is based on the relevant Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally at 4:00 p.m. Eastern Time), on each day that the NYSE is open. The NYSE ordinarily is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Board or Royce, make it undesirable for a Fund to pay for all redemptions in cash. The Trust reserves the right to satisfy a shareholder’s redemption request under certain circumstances by effecting a redemption-in-kind through a pro rata distribution of the Fund’s portfolio securities (allowing for adjustments to prevent distributions of restricted shares, fractional shares and odd-lot numbers of shares). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of a redemption request in Good Order. For these purposes, such securities will be valued at the same valued assigned to them in computing the Fund’s net asset value per share. If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, incur adverse tax consequences in connection with any such disposal, and receive less for them than the price at which they were valued for purposes of redemption. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund’s net assets if that is less) in any 90-day period.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectus, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Code. To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to U.S. Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Code imposes a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of certain Funds that hold more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim Federal tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce International Discovery Fund and Royce International Premier Fund will be eligible to elect to “pass through” foreign taxes to their shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to U.S. Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules, but any such election could require the Fund to recognize taxable income or gain (which would be subject to the distributions requirements discussed above) without the concurrent receipt of cash.

If a Fund is treated as holding directly or indirectly 10% or more of the vote or value of the stock of a foreign corporation, and all 10% or greater U.S. shareholders collectively own more than 50% of the vote or value of the stock of such corporation, the foreign corporation will be treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. In such circumstances, the Fund would be required to include certain types of passive income and certain other types of income in the Fund’s taxable income (which would be subject to the distribution requirements discussed above) whether or not such income is concurrently distributed to the Fund.

As of December 31, 2017, Royce International Premier Fund had capital loss carryforwards of $67,554,798 with no expiration. The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under Sections 381-384 of the Code.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of the Fund’s ordinary income dividends and reduce the amount of qualified dividend income and income eligible for the dividends received deduction that the Fund is able to pass through to its shareholders.

A Fund’s transactions in options, futures contracts, and certain other transactions will be subject to special provisions of the Code (including provisions relating to “hedging transactions,” “straddles,” “wash sales,” and “section 1256 contracts”) that, among other things, may affect the character of gains and/or losses realized by the Fund (as short-term or long-term), accelerate recognition of income to the Fund and defer the allowance of Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

Taxation of U.S. Shareholders

The following discussions are limited to the U.S. Federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. Federal income tax purposes, is: (i) a citizen or resident (as defined in the Code) of the United States; (ii) a corporation (or entity taxable as a corporation for U.S. Federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia; (iii) an estate, the income of which is subject to U.S. Federal income tax regardless of source; or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

Distributions

For U.S. Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. Distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum marginal U.S. Federal income tax rate of 20%. A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. The non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares.

Distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions to a non-corporate shareholder, although fully includible in income, currently are taxed at a maximum marginal U.S. Federal income tax rate of 20%.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of certain trusts and estates.

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s tax basis in Fund shares (and, to that extent, will not be taxable). To the extent such distributions exceed the shareholder’s tax basis, they will be taxable as capital gains assuming the shareholder holds its Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may: (i) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset against net operating losses for U.S. Federal income tax purposes; and (iii) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Each Fund will send written notices to shareholders regarding the amount and U.S. Federal income tax status of all distributions made by the Fund during each calendar year.

A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund purchased on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. These requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these cost basis reporting requirements apply to them. For shares of a Fund purchased before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Back-up Withholding

Under the Code, certain non-corporate shareholders may be subject to back-up withholding taxes on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Fund to withhold from distributions to any shareholder who does not certify to the Fund that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. Capital losses are deductible only to the extent of capital gains (subject to an exception for individuals under which a limited amount of capital losses may be offset against ordinary income). A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. The IRS will disallow a loss to the extent that the Fund shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

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The foregoing relates to U.S. Federal income taxation. Changes in U.S. Federal income tax law occurring after the date of this Statement of Additional Information may be retroactive and may significantly affect the Federal income tax matter addressed above.

An investment in a Fund may have consequences under state and local tax law, about which investors are urged to consult their own tax advisers.

Royce Small/Mid-Cap Premier Fund Gift Taxes

An investment in Royce Small/Mid-Cap Premier Fund though a GiftShare trust account may be a taxable gift for U.S. Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if: (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion ($15,000 for calendar year 2018) to the same individual during that year; (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as “split gifts” (i.e., treated as having been made one-half by each of them for gift tax purposes); or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $15,000.

No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes (currently $10,000,000 before adjustment for inflation). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. Gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that if both are U. S. citizens, the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a GST taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $10,000,000 before adjustment for inflation) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 40%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 37% and 20%, respectively). Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal Federal income tax rate for ordinary income and short-term capital gains (currently, 37%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long- term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition that would cause capital gain or loss to be realized by the Beneficiary (or, if he or she has died, by his or her estate). Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Small/Mid-Cap Premier Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of The Royce Fund, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of the Board.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Sixteen (16) Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For U.S. Federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss. The Funds offer the following shares classes.

Fund	Investment Class	Service Class	Institutional Class	Consultant Class	R Class	W Class
Royce Pennsylvania Mutual Fund	X	X	X	X	X	–
Royce Micro-Cap Fund	X	X	–	X	–	–
Royce Premier Fund	X	X	X	X	X	X
Royce Low-Priced Stock Fund	X	X	X	–	–	–
Royce Total Return Fund	X	X	X	X	X	X
Royce Small/Mid-Cap Premier Fund	X	X	X	X	–	–
Royce Opportunity Fund	X	X	X	X	X	–
Royce Special Equity Fund	X	X	X	X	–	–
Royce Small-Cap Value Fund	X	X	X	X	X	–
Royce Smaller-Companies Growth Fund	X	X	X	X	–	–
Royce Small-Cap Leaders Fund	X	X	X	–	–	–
Royce Global Financial Services Fund	–	X	X	–	–	–
Royce Dividend Value Fund	X	X	X	X	–	–
Royce Micro-Cap Opportunity Fund	X	X	–	–	–	–
Royce Special Equity Multi-Cap Fund	X	X	X	X	–	–
Royce International Discovery Fund	–	X	–	–	–	–
Royce International Premier Fund	X	X	X	X	–	–

Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2015, Royce Value Fund, Royce Value Plus Fund, and Royce Opportunity Select Fund changed their names to Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Micro-Cap Opportunity Fund, respectively.

Effective June 15, 2015, Royce Financial Services Fund and Royce International Smaller-Companies Fund changed their names to Royce Global Financial Services Fund and Royce International Small-Cap Fund, respectively. Effective September 15, 2015, Royce 100 Fund changed its name to Royce Small-Cap Leaders Fund. Effective May 1, 2017, Royce Heritage Fund changed its name to Royce Small/Mid-Cap Premier Fund. Effective February 1, 2018, Royce International Micro-Cap Fund changed its name to Royce International Discovery Fund.

On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The reorganization was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders. On August 10, 2015, Royce 100 Fund (now Royce Small-Cap Leaders Fund) acquired all of the assets and assumed all of the liabilities of Royce Select Fund I. The reorganization was accomplished by exchanging shares of Royce 100 Fund (now Royce Small-Cap Leaders Fund) equal in value to the shares of Royce Select Fund I owned by each of its shareholders. On February 29, 2016, Royce International Premier Fund acquired all of the assets and assumed all of the liabilities of each of Royce European Small-Cap Fund and Royce Global Value Fund. Each reorganization was accomplished by exchanging shares of Royce International Premier Fund equal in value to the shares of the relevant target fund owned by each of its shareholders.

Six of the nine Trustees currently in office were elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of Royce Small/Mid-Cap Premier Fund trusts will send notices of meetings of Royce Small/Mid-Cap Premier Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Small/Mid-Cap Premier Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

PART C - OTHER INFORMATION

Item 28.	Exhibits:

(a)(1)	Trust Instrument dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(a)(2)	Certificate of Trust dated, April 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(b)	By-laws dated, April, 12, 1996, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

(c)	Instrument Defining Rights of Security Holders. See Article IV. “Series; Classes; Shares” and Article VI. “Shareholders’ Voting Powers and Meetings” of the Trust Instrument. See also, Article V. “Meetings of Shareholders” of By-laws.

(d)(1)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Pennsylvania Mutual Fund) and Royce & Associates, LP (“Royce”), dated July 1, 2016, previously filed on February 28, 2017 with the Trust’s Form N-SAR and hereby incorporated by reference.
(d)(2)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Premier Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(3)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Micro-Cap Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(4)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Low-Priced Stock Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(5)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Total Return Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(6)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Small/Mid-Cap Premier Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(7)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Opportunity Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(8)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Special Equity Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(9)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Small-Cap Value Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(10)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Smaller-Companies Growth Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(11)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Small-Cap Leaders Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(12)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Global Financial Services Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(13)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Dividend Value Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(14)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Micro-Cap Opportunity Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.

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(d)(15)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce Special Equity Multi-Cap Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(16)(i)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce International Discovery Fund (formerly Royce International Micro-Cap Fund)) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(16)(ii)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce International Discovery Fund (formerly Royce International Micro-Cap Fund)) and Royce, dated February 1, 2018, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(17)	Amended and Restated Investment Advisory Agreement between The Royce Fund (Royce International Premier Fund) and Royce, dated July 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(18)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Premier Fund (Consultant Class), Royce Special Equity Fund (Consultant Class) and Royce Small-Cap Value Fund (Service Class (formerly, Investment Class)) dated December 31, 2003, previously filed on April 30, 2004 with Post-Effective Amendment No. 67 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(19)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Pennsylvania Mutual Fund (Service Class), Royce Opportunity Fund (Consultant Class) and Royce Small-Cap Value Fund (Consultant Class) dated December 31, 2006, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(20)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Small-Cap Leaders Fund (Investment Class), dated December 31, 2008, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(21)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Pennsylvania Mutual Fund (R Class), Royce Premier Fund (R Class), Royce Small/Mid-Cap Premier Fund (Consultant Class), Royce Total Return Fund (R Class) and Royce Value Fund (K Class and R Class) dated December 31, 2009, previously filed on April 27, 2010 with Post-Effective Amendment No. 98 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(22)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Service Class), previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(23)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Small/Mid-Cap Premier Fund (Investment Class), Royce Small-Cap Leaders Fund (Service Class,), Royce Dividend Value Fund (Investment Class and Service Class), dated December 31, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(24)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Special Equity Multi-Cap Fund (Investment Class and Institutional Class), dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(25)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class and Service Class), Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Opportunity Fund (R Class), Royce Special Equity Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Dividend Value Fund (Institutional Class), Royce International Premier Fund (Service Class), Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class), Royce Micro-Cap Opportunity Fund (Investment Class), each dated December 31, 2012, previously filed on April 30, 2013 with Post-Effective Amendment No. 115 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(26)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Special Equity Multi-Cap Fund (Service Class), and Royce Special Equity Multi-Cap Fund (Institutional Class), each dated January 1, 2014, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(27)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Micro-Cap Opportunity Fund (Service Class), dated January 17, 2014, previously filed on January 17, 2014 with Post-Effective Amendment No. 120 to the Trust’s Registration Statement and hereby incorporated by reference.

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(d)(28)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class), Royce Low-Priced Stock Fund (Service Class),
Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Special Equity Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Global Financial Services Fund (Service Class), Royce International Premier Fund (Service Class), Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class), each dated December 31, 2013, and for Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Investment Class),and Royce Special Equity Multi-Cap Fund (Institutional Class), each dated January 1, 2014, previously filed on April 30, 2014 with Post-Effective Amendment No. 124 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(29)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated December 31, 2014, for Royce Micro-Cap Fund (Service Class), Royce Small/Mid-Cap Premier Fund (Consultant Class), Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Special Equity Fund (Service Class), Royce Smaller-Companies Growth Fund (Investment Class), Royce Smaller-Companies Growth Fund (Consultant Class), Royce Small-Cap Leaders Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Global Financial Services Fund (Service Class), Royce Dividend Value Fund (Institutional Class), Royce Dividend Value Fund (Consultant Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Service Class), Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class), Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Institutional Class), Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Micro-Cap Opportunity Fund (Investment Class), and Royce Micro-Cap Opportunity Fund (Service Class), previously filed on April 30, 2015 with Post-Effective Amendment No. 126 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(30)	Investment Advisory Fee Waiver and Expense Reimbursement Agreement for Royce Micro-Cap Fund (Service Class), dated May 1, 2015, previously filed on April 30, 2015 with Post-Effective Amendment No. 126 to the Trust’s Registration Statement and hereby incorporated by reference.
(d)(31)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated January 1, 2016, for Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), and Royce Global Financial Services Fund (Institutional Class), previously filed on December 24, 2015 with Post-Effective Amendment No. 129 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(32)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated March 1, 2016, for Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class), Royce Small/Mid-Cap Premier Fund (Consultant Class), Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Special Equity Fund (Service Class), Royce Smaller-Companies Growth Fund (Investment Class), Royce Smaller-Companies Growth Fund (Consultant Class), Royce Small-Cap Leaders Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Global Financial Services Fund (Service Class), Royce Global Financial Services Fund (Institutional Class), Royce Dividend Value Fund (Institutional Class), Royce Dividend Value Fund (Consultant Class), Royce International Premier Fund (Service Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class), Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Institutional Class), Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Micro-Cap Opportunity Fund (Investment Class), and Royce Micro-Cap Opportunity Fund (Service Class), previously filed on April 29, 2016 with Post-Effective Amendment No. 131 to the Trust’s Registration statement and hereby incorporated by reference.

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(d)(33)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated March 1, 2017, for Royce Premier Fund (Service Class), Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class), Royce Low-Priced Stock Fund (Service Class), Royce Small/Mid-Cap Premier Fund (Consultant Class), Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Opportunity Fund, (Service Class), Royce Special Equity Fund (Service Class), Royce Small-Cap Value Fund (Service Class), Royce Small-Cap Value Fund (Investment Class), Royce Smaller-Companies Growth Fund (Service Class), Royce Smaller-Companies Growth Fund (Consultant Class), Royce Small-Cap Leaders Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Global Financial Services Fund (Service Class), Royce Global Financial Services Fund (Institutional Class), Royce Dividend Value Fund (Institutional Class), Royce Dividend Value Fund (Consultant Class), Royce International Premier Fund (Service Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class), Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Institutional Class), Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Micro-Cap Opportunity Fund (Investment Class), and Royce Micro-Cap Opportunity Fund (Service Class), previously filed on April 28, 2017 with Post-Effective Amendment No. 133 to the Trust’s Registration statement and hereby incorporated by reference.
(d)(34)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated February 1, 2018, for Royce International Premier Fund (Institutional Class) and Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class), previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.
(d)(35)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated March 1, 2018, for Royce Premier Fund (Service Class), Royce Micro-Cap Fund (Investment Class), Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class), Royce Low-Priced Stock Fund (Service Class), Royce Small/Mid-Cap Premier Fund (Consultant Class), Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Opportunity Fund, (Service Class), Royce Special Equity Fund (Service Class), Royce Small-Cap Value Fund (Service Class), Royce Small-Cap Value Fund (Investment Class), Royce Smaller-Companies Growth Fund (Institutional Class), Royce Smaller-Companies Growth Fund (Consultant Class), Royce Small-Cap Leaders Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Global Financial Services Fund (Service Class), Royce Global Financial Services Fund (Institutional Class), Royce Dividend Value Fund (Investment Class), Royce Dividend Value Fund (Service Class), Royce Dividend Value Fund (Institutional Class), Royce Dividend Value Fund (Consultant Class), Royce International Premier Fund (Service Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), Royce International Premier Fund (Institutional Class), Royce International Discovery Fund (Service Class), Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Institutional Class), Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Micro-Cap Opportunity Fund (Investment Class), and Royce Micro-Cap Opportunity Fund (Service Class), filed herewith.

(e)(1)	Distribution Fee Agreements between Royce Dividend Value Fund (Consultant Class), Royce Micro-Cap Opportunity Fund (Service Class) and Royce Special Equity Multi-Cap Fund (Consultant Class) and Royce Fund Services, Inc., dated December 12, 2013, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(2)	Distribution Fee Agreement between Royce Special Equity Multi-Cap Fund (Service Class) and Royce Fund Services, Inc., dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(3)	Distribution Fee Agreements between Royce International Premier Fund (Service Class) and Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) (Service Class) and Royce Fund Services, Inc., dated September 23, 2010, previously filed on October 5, 2010 with Post-Effective Amendment No. 101 to the Trust’s Registration statement and hereby incorporated by reference.
(e)(4)	Distribution Fee Agreement between Royce Small-Cap Value Fund (R Class) and Royce Fund Services, Inc. dated June 7, 2007, previously filed on August 24, 2007 with Post-Effective Amendment No. 81 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(5)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (R Class), Royce Premier Fund (R Class), Royce Total Return Fund (R Class) and Royce Opportunity Fund (R Class) and Royce Fund Services, Inc. dated October 27, 2006, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(6)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (Service Class), Royce Small/Mid-Cap Premier Fund (Consultant Class and Service Class), Royce Micro-Cap Fund (Service Class), Royce Opportunity Fund (Service Class), Royce Premier Fund (Service Class), Royce Total Return Fund (Service Class), Royce Special Equity Fund (Service Class), Royce Small-Cap Leaders Fund (Service Class), Royce Low-Priced Stock Fund (Service Class), Royce Smaller-Companies Growth Fund (Service Class), Royce Small-Cap Value Fund (Service Class), Royce Global Financial Services Fund (Service Class) and Royce Dividend Value Fund (Service Class) and Royce Fund Services, Inc. dated May 1, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.

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(e)(7)	Distribution Fee Agreements between Royce Opportunity Fund (Consultant Class), Royce Smaller-Companies Growth Fund (Consultant Class) and Royce Small-Cap Value Fund (Consultant Class) and Royce Fund Services, Inc. dated March 24, 2006, previously filed on August 16, 2006 with Post-Effective Amendment No. 76 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(8)	Distribution Fee Agreements between Royce Premier Fund (Consultant Class) and Royce Special Equity Fund (Consultant Class) and Royce Fund Services, Inc. dated April 10, 2003, previously filed on April 29, 2003 with Post-Effective Amendment No. 60 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(9)	Distribution Agreement between The Royce Fund and Royce Fund Services, Inc. dated October 1, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.
(e)(10)	Distribution Fee Agreements between Royce Pennsylvania Mutual Fund (Consultant Class), Royce Micro-Cap Fund (Consultant Class) and Royce Total Return Fund (Consultant Class) and Royce Fund Services, Inc. dated October 15, 2001, previously filed on October 15, 2001 with Post-Effective Amendment No. 55 to the Trust’s Registration Statement and hereby incorporated by reference.

(f)	Bonus and Profit Sharing Plans - n/a

(g)(1)	Special Custody and Pledge Agreement among The Royce Fund, Goldman Sachs and State Street Bank dated as of November 11, 2010, previously filed on April 28, 2011 with Post-Effective Amendment No. 105 to the Trust’s Registration statement and hereby incorporated by reference.
(g)(2)	Form of Custodian Contract with State Street Bank and Trust Company dated as of December 31, 1985 and amendments dated December 11, 1987, May 13, 1988, April 7, 1992 and November 13, 1997, September 14, 2000, April 16, 2003 and June 30, 2005, previously filed on October 27, 2006 with Post-Effective Amendment No. 77 to the Trust’s Registration Statement and hereby incorporated by reference.

(h)(1)	Administration Agreement between The Royce Fund and Royce, dated January 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(h)(2)	Amended and Restated Administration Agreement between The Royce Fund and Royce, dated July 1, 2016, previously filed on February 28, 2017 with the Trust’s Form N-SAR and hereby incorporated by reference.
(h)(3)	Form of Transfer Agency and Services Agreement between The Royce Fund and Royce Capital Fund and Boston Financial Data Services, Inc. (now DST Asset Manager Solutions, Inc.), dated as of April 4, 2009, previously filed on April 30, 2009 with Post-Effective Amendment No. 91 to the Trust’s Registration statement and hereby incorporated by reference.

(i)	Legal Opinion, dated November 8, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.

(j)	Consent of PricewaterhouseCoopers LLP, independent registered accounting firm, filed herewith.

(k)	Omitted Financial Statements - n/a

(l)(1)	Letter Agreements relating to the initial purchases of shares of Royce International Premier Fund, Royce International Discovery Fund (formerly Royce International Micro-Cap Fund) and Royce Special Equity Multi-Cap Fund between The Royce Fund and: Charles M. Royce (Royce International Premier Fund and Royce International Discovery Fund (formerly Royce International Micro-Cap Fund)); The Royce Fund and Royce Family Investments, LLC (Royce International Premier Fund and Royce International Discovery Fund (formerly Royce International Micro-Cap Fund)); The Royce Fund and [George U. Wyper] (Royce
International Premier Fund); and The Royce Fund and Charles R. Dreifus (Royce Special Equity Multi-Cap Fund), each dated December 16, 2010, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(l)(2)	Letter Agreement between The Royce Fund and William A. Hench relating to the initial purchase of shares of Royce Micro-Cap Opportunity Fund, dated August 20, 2010, previously filed on August 20, 2010 with Post-Effective Amendment No. 100 to the Trust’s Registration statement and hereby incorporated by reference.
(l)(3)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Dividend Value Fund, previously filed on February 27, 2004 with Post-Effective Amendment No. 65 to the Trust’s Registration Statement and hereby incorporated by reference.

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(l)(4)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Global Financial Services Fund, previously filed on October 17, 2003 with Post-Effective Amendment No. 64 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(5)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Small-Cap Leaders Fund, previously filed on May 30, 2003 with Post-Effective Amendment No. 61 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(6)	Forms of Letter Agreements between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund, previously filed on May 7, 2001 with Post-Effective Amendment No. 54 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(7)	Form of Letter Agreement between The Royce Fund and Charles M. Royce relating to the initial purchase of shares of Royce Special Equity Fund, previously filed on March 2, 1998 with Post-Effective Amendment No. 45 to the Trust’s Registration Statement and hereby incorporated by reference.
(l)(8)	Form of Letter Agreement between The Royce Fund and the Charles M. Royce 1992 Five Year Trust relating to the initial purchase of shares of Royce Small/Mid-Cap Premier Fund, previously filed on November 22, 1995 with Post-Effective Amendment No. 34 to the Trust’s Registration Statement and hereby incorporated by reference.

(m)	Amended and Restated Distribution Plan of The Royce Fund, previously filed on February 29, 2012 with Post-Effective Amendment No. 108 to the Trust’s Registration statement and hereby incorporated by reference.

(n)(1)	Rule 18f-3 Plans for Royce Dividend Value Fund and Royce Micro-Cap Opportunity Fund, dated December 12, 2013, previously filed on January 14, 2014 with Post-Effective Amendment No. 119 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(2)	Rule 18f-3 Plan for Royce Dividend Value Fund, dated June 8, 2012, previously filed on June 8, 2012 with Post-Effective Amendment No. 112 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(3)	Rule 18f-3 Plan for Royce Special Equity Multi-Cap Fund, dated December 14, 2011, previously filed on December 23, 2011 with Post-Effective Amendment No. 106 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(4)	Rule 18f-3 Plan for Royce Pennsylvania Mutual Fund, previously filed on December 30, 2010 with Post-Effective Amendment No. 103 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(5)	Rule 18f-3 Plans for Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Opportunity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce Small-Cap Leaders Fund dated May 1, 2008, previously filed on April 30, 2008 with Post-Effective Amendment No. 85 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(6)	Rule 18f-3 Plans for Royce Micro-Cap Fund and Royce Special Equity Fund dated May 1, 2007, previously filed on April 30, 2007 with Post-Effective Amendment No. 78 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(7)	Rule 18f-3 Plan for Royce Special Equity Multi-Cap Fund dated October 17, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(8)	Rule 18f-3 Plan for Royce International Premier Fund dated October 17, 2013, previously filed on November 8, 2013 with Post-Effective Amendment No. 117 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(9)	Rule 18f-3 Plan for Royce Global Financial Services Fund dated September 9, 2015, previously filed on October 26, 2015 with Post-Effective Amendment No. 128 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(10)	Rule 18f-3 Plan for Royce International Premier Fund dated October 8, 2015, previously filed on October 26, 2015 with Post-Effective Amendment No. 128 to the Trust’s Registration Statement and hereby incorporated by reference.
(n)(11)	Rule 18f-3 Plans for Royce Pennsylvania Mutual Fund Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Dividend Value Fund, and Royce Special Equity Multi-Cap Fund, dated April 29, 2016, previously filed on April 29, 2016 with Post-Effective Amendment No. 131 to the Trust’s Registration statement and hereby incorporated by reference.
(n)(12)	Rule 18f-3 Plans for Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Small/Mid-Cap Premier Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Small-Cap Leaders Fund, Royce Global Financial Services Fund, Royce Dividend Value Fund, Royce Micro-Cap Opportunity Fund, Royce Special Equity Multi-Cap Fund, and Royce International Premier Fund, dated December 13, 2016, previously filed on April 28, 2017 with Post-Effective Amendment No. 133 to the Trust’s Registration statement and hereby incorporated by reference.

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(n)(13)	Rule 18f-3 Plan for Royce International Premier Fund dated December 13, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.

(o)	Reserved.

(p)	Code of Ethics for The Royce Funds and The Royce Companies, as amended through April 1, 2017, previously filed on December 29, 2017 with Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A and hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

     “ARTICLE IX
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a) Subject to the exceptions and limitations contained in Section 2(b) below:

(i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust’s request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) The words “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall, in respect of the matter or matters involved, adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A) By the court or other body approving the settlement;

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(B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)        Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.”

(b)        Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates provides as follows:

“8.        Protection of the Adviser. The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion.”

(c)        Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the Registrant and Royce Fund Services, Inc. provides as follows:

“9.        Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the

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Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

     Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion.”

(d) The Fund, its officers and directors, R&A, the Distributor and certain others are presently insured under a Directors and Officers/Errors and Omissions Liability Insurance Policy issued by ICI Mutual Insurance Company, which generally covers claims by the Fund’s stockholders, and third persons based on or alleging negligent acts, misstatements or omissions by the insureds and the costs and expenses of defending those claims, up to a limit of $20,000,000, with a deductible amount of $500,000.

Item 31.	Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of Royce & Associates, LP for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 32.	Principal Underwriters

Royce Fund Services, LLC is the Registrant’s principal underwriter in connection with the sale of shares of the Registrant. Royce Fund Services, LLC is also the principal underwriter in connection with the sale of shares of Royce Capital Fund. The following are the directors and officers of Royce Fund Services, LLC, the principal place of business of which is 745 Fifth Avenue, New York, New York 10151.

	Positions and Offices	Positions and Offices
Name	with Underwriter	with Fund

Charles M. Royce	Director, Secretary	N/A
Steven M. Lipper	President	N/A
Francis D. Gannon	Vice President	Vice President
David Gruber	Vice President	N/A

Item 33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund
745 Fifth Avenue
New York, New York 10151

State Street Bank and Trust Company
1776 Heritage Drive
John Adams Bldg., 2 North
North Quincy, Massachusetts 02171

Item 34.	Management Services

State Street Bank and Trust Company, a Massachusetts trust company (“State Street”), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts

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and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

2017	$1,622,145
2016	$1,740,887
2015	$2,497,536

Item 35.	Undertakings

None.
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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of April, 2018.

        The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(vii) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant’s Registration Statement; (ii) the effective date of the Registrant’s most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

THE ROYCE FUND

By:	/s/ Christopher D. Clark
Christopher D. Clark, President

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        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce	Trustee	April 30, 2018
Charles M. Royce
/s/ Christopher D. Clark	President and Trustee (Principal Executive Officer)	April 30, 2018
Christopher D. Clark
/s/ Peter K. Hoglund	Treasurer (Principal Financial and Accounting Officer)	April 30, 2018
Peter K. Hoglund

/s/ Patricia W. Chadwick	Trustee	April 30, 2018
Patricia W. Chadwick

/s/ Christopher C. Grisanti	Trustee	April 30, 2018
Christopher C. Grisanti

/s/ Stephen L. Isaacs	Trustee	April 30, 2018
Stephen L. Isaacs

/s/ Arthur S. Mehlman	Trustee	April 30, 2018
Arthur S. Mehlman

/s/ David L. Meister	Trustee	April 30, 2018
David L. Meister

/s/ G. Peter O’Brien	Trustee	April 30, 2018
G. Peter O’Brien

/s/ Michael K. Shields	Trustee	April 30, 2018
Michael K. Shields

___________________

NOTICE

A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

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Exhibit Index
(d)(35)	Investment Advisory Fee Waiver and Expense Reimbursement Agreements, each dated March 1, 2018, for Royce Premier Fund (Service Class), Royce Micro-Cap Fund (Investment Class), Royce Micro-Cap Fund (Service Class), Royce Low-Priced Stock Fund (Investment Class), Royce Low-Priced Stock Fund (Service Class), Royce Small/Mid-Cap Premier Fund (Consultant Class), Royce Small/Mid-Cap Premier Fund (Institutional Class), Royce Opportunity Fund, (Service Class), Royce Special Equity Fund (Service Class), Royce Small-Cap Value Fund (Service Class), Royce Small-Cap Value Fund (Investment Class), Royce Smaller-Companies Growth Fund (Institutional Class), Royce Smaller-Companies Growth Fund (Consultant Class), Royce Small-Cap Leaders Fund (Service Class), Royce Small-Cap Leaders Fund (Institutional Class), Royce Global Financial Services Fund (Service Class), Royce Global Financial Services Fund (Institutional Class), Royce Dividend Value Fund (Investment Class), Royce Dividend Value Fund (Service Class), Royce Dividend Value Fund (Institutional Class), Royce Dividend Value Fund (Consultant Class), Royce International Premier Fund (Service Class), Royce International Premier Fund (Investment Class), Royce International Premier Fund (Consultant Class), Royce International Premier Fund (Institutional Class), Royce International Discovery Fund (Service Class), Royce Special Equity Multi-Cap Fund (Service Class), Royce Special Equity Multi-Cap Fund (Institutional Class), Royce Special Equity Multi-Cap Fund (Consultant Class), Royce Micro-Cap Opportunity Fund (Investment Class), and Royce Micro-Cap Opportunity Fund (Service Class).

(j)	Consent of PricewaterhouseCoopers LLP.

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